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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)  (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:

March 31

Date of reporting period:

December 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Floating Rate Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING Short Term Bond Fund
ING Strategic Income Fund

The schedules are not audited.

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: 90.7%
		Aerospace & Defense: 1.5%
4,480,019	(1)	American Airlines, Inc., Term Loan, 3.750%, 12/30/19	$4,520,621	0.6
382,883		Data Device Corp. (DDC), 1st Lien Term Loan, 8.000%, 07/11/18	384,080	0.1
2,437,500		Delta Airlines, Inc., Corporate Term Loan, 3.500%, 04/20/17	2,459,316	0.3
1,485,000		Delta Airlines, Inc., Pacific Routes Term Loan B-1, 4.000%, 10/18/18	1,493,696	0.2
496,250		DigitalGlobe Inc., Term Loan, 3.750%, 01/31/20	498,495	0.1
1,900,000		US Airways Group, Inc., Term Loan B1, 4.000%, 05/22/19	1,915,833	0.2
			11,272,041	1.5

		Air Transport: 0.3%
1,990,000		United Airlines, Inc., Term Loan, 4.000%, 04/01/19	2,008,640	0.3

		Automotive: 2.3%
893,456		Allison Transmission, Inc., Term Loan B-2, 3.170%, 08/07/17	896,807	0.1
994,994		Allison Transmission, Inc., Term Loan B-3, 3.750%, 08/23/19	1,001,834	0.1
2,932,500		Chrysler Group LLC, Term Loan B, 4.250%, 05/24/17	2,952,652	0.4
2,000,000	(1)	Chrysler Group LLC, Term Loan B, 05/24/17	2,018,438	0.3
3,591,397		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	3,570,449	0.5
498,690		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	475,002	0.1
1,000,000		Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	1,011,563	0.1
974,761		KAR Auction Services, Inc., Term Loan B, 3.750%, 05/19/17	980,439	0.1
343,125		Key Safety Systems, Inc., Term Facility, 4.750%, 05/15/18	348,165	0.1
2,976,970		Metaldyne, LLC, Upsized Term Loan B, 5.000%, 12/31/18	3,005,251	0.4
294,340		Schrader International, Lux Term Loan, 5.000%, 04/27/18	297,283	0.0
226,421		Schrader International, US Term Loan, 5.000%, 04/27/18	228,685	0.0
272,938		TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	275,070	0.0
729,937		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	734,043	0.1
			17,795,681	2.3

		Beverage & Tobacco: 0.4%
3,000,000		ARAMARK, Term Loan D, 4.000%, 09/09/19	3,018,099	0.4

		Building & Development: 2.3%
1,197,000		American Builders & Contractors Supply Co., Inc., Term Loan B, 3.500%, 04/16/20	1,201,021	0.2
350,000		Capital Automotive L.P., 2nd Lien Term Loan, 6.000%, 04/30/20	362,250	0.0
4,222,122	(1)	Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	4,259,724	0.5
2,089,500		Minimax Viking GmbH, Facility B1 Loan, 4.500%, 08/30/20	2,107,783	0.3
2,796,327		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,806,377	0.4
275,000		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	282,219	0.0
4,625,000	(1)	Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	4,655,331	0.6
884,306		Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	888,728	0.1
1,435,501		Wilsonart LLC, Term Loan B, 4.000%, 10/31/19	1,426,349	0.2
			17,989,782	2.3

		Business Equipment & Services: 9.5%
3,988,685		Acosta, Inc., Term Loan B, 4.250%, 03/05/18	4,020,471	0.5
428,571		Advantage Sales & Marketing, Inc., Upsized 2nd Lien Term Loan, 8.250%, 06/17/18	434,732	0.1
1,199,882		Advantage Sales & Marketing, Inc., Upsized First Lien Term Loan, 4.250%, 12/18/17	1,205,507	0.2
500,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	512,084	0.1
2,940,324		AlixPartners LLP, Term Loan B-2, 5.000%, 07/09/20	2,963,112	0.4

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Business Equipment & Services: (continued)
2,668,313		Allflex Holdings III, Inc., 1st Lien Term Loan, 4.250%, 06/15/20	$2,684,157	0.3
475,000		Allflex Holdings III, Inc., 2nd Lien Term Loan, 8.000%, 06/15/21	482,571	0.1
2,613,699		Avaya Inc., Term B-3 Loan, 4.736%, 10/26/17	2,555,980	0.3
1,729,810		Avaya Inc., Term B-5 Loan, 8.000%, 03/30/18	1,754,676	0.2
1,955,991		Catalent Pharma Solutions, Inc., Dollar term-2 loan, 4.250%, 09/15/17	1,970,661	0.3
1,000,000	(1)	Coinmach Service Corp., Add-On Term Loan, 11/30/19	1,005,625	0.1
947,625		Coinmach Service Corp., First Lien Term Loan, 4.250%, 11/14/19	953,785	0.1
1,820,850		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 5.250%, 04/30/18	1,836,782	0.2
930,000		CorpSource Finance Holdings, LLC, 2nd Lien, 8.750%, 04/30/19	943,950	0.1
650,000		CPA Global Financing, First lien Term Loan, 4.500%, 11/30/20	653,250	0.1
500,000		CPA Global Financing, Second lien Term Loan, 8.250%, 05/30/21	505,625	0.1
1,641,101		First American Payment Systems, 1st Lien Term Loan, 5.750%, 09/30/18	1,647,939	0.2
375,000		First American Payment Systems, 2nd Lien, 10.750%, 03/30/19	371,250	0.0
1,332,018		GCA Services, Replacement Term Loan, 4.287%, 11/01/19	1,338,678	0.2
4,209,019		Go Daddy Operating Company, LLC, Term Loan B-3, 4.000%, 12/17/18	4,226,777	0.5
748,125		Information Resources, Inc., Term Loan B, 4.750%, 09/30/20	753,736	0.1
497,642		Interactive Data Corporation, Term Loan B, 3.750%, 02/11/18	499,041	0.1
417,600		Intertrust Group, Term Loan B2, 4.669%, 02/04/20	419,166	0.1
671,625		ION Trading Technologies Limited, First Lien Term Loan, 4.500%, 05/22/20	677,712	0.1
450,000		ION Trading Technologies Limited, Second Lien Term Loan, 8.250%, 05/21/21	457,031	0.1
497,500		ISS Holding A/S, Term Loan B12, 3.750%, 04/30/18	499,832	0.1
713,213		Learning Care Group, Term Loan, 6.000%, 05/08/19	717,670	0.1
2,709,677		Legal Shield, First Lien Term Loan, 6.250%, 05/30/19	2,714,758	0.4
1,000,000		Legal Shield, Second Lien Term Loan, 9.750%, 05/30/20	1,002,500	0.1
1,468,750		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	1,477,930	0.2
1,500,000		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	1,493,501	0.2
1,617,465		Misys (Magic Newco 2 S.a.r.l.), Term Loan B add-on, 5.000%, 12/01/18	1,631,618	0.2
923,918		Property Data I, Inc., Term Loan B, 7.000%, 01/04/17	925,073	0.1
1,442,750		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	1,400,333	0.2
481,250		SGS International, Term Loan, 5.500%, 10/17/19	483,456	0.1
1,500,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2, 5.250%, 11/30/19	1,515,000	0.2
1,040,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	1,049,588	0.1
1,324,680		Spotless Group Ltd., First Lien Term Facility, 5.000%, 09/20/18	1,346,621	0.2
516,000		Spotless Group Ltd., Second Lien Term Facility, 8.750%, 02/28/19	529,223	0.1
899,885		StoneRiver Group, LP, 1st Lien, 4.500%, 11/30/19	900,447	0.1
171,124		StoneRiver Group, LP, 2nd Lien, 8.530%, 05/31/20	172,942	0.0
717,750		Sungard Data Systems Inc, Term Loan B, Tranche D, 4.500%, 01/31/20	723,578	0.1
3,359,662	(1)	Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/09/20	3,390,635	0.4
2,798,850		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	2,835,515	0.4

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Business Equipment & Services: (continued)
299,444		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	$300,567	0.0
663,056		Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	665,542	0.1
1,360,746	(1)	Trans Union LLC, Term Loan, 4.250%, 02/15/19	1,370,612	0.2
1,472,627	(1)	Transfirst Holdings, Inc., First Lien Term Loan, 4.753%, 12/27/17	1,477,535	0.2
142,812		U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 6.000%, 07/28/17	144,062	0.0
823,829		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	831,038	0.1
1,328,321		Vestcom International, Inc., Term Loan, 7.003%, 12/26/18	1,334,962	0.2
398,000		Wash Multi-Family Services, Term Loan, 4.503%, 02/21/19	398,995	0.0
1,254,160		Web.com Group, Inc., Term Loan, 4.500%, 10/27/17	1,269,314	0.2
4,406,972		West Corp, Term Loan B-8, 3.750%, 07/15/18	4,431,752	0.6
362,263		WIS International, First Lien, 5.753%, 12/20/18	363,847	0.0
250,000		WIS International, Second Lien, 10.250%, 06/01/19	256,094	0.0
			72,528,838	9.5

		Cable & Satellite Television: 2.3%
692,640		Atlantic Broadband, Term LoanB, 3.250%, 12/02/19	691,774	0.1
1,388,912		New Wave Communications, Including Add on Term Loan B, 5.000%, 04/30/20	1,390,215	0.2
3,391,046		RCN Cable, Term Loan B, 4.500%, 02/25/20	3,427,076	0.4
867,750		San Juan Cable LLC, 1st Lien, 6.000%, 06/09/17	873,174	0.1
6,000,000		Virgin Media Investment Holdings Limited, Term Loan B, 3.500%, 06/08/20	6,019,998	0.8
841,500		WaveDivision Holdings LLC, New Term LoanB, 4.000%, 10/01/19	844,999	0.1
4,351,651	(1)	WideOpenWest Finance, LLC, Term Loan B, 4.750%, 04/01/19	4,378,600	0.6
			17,625,836	2.3

		Chemicals & Plastics: 5.0%
1,355,000		Armacell, First Lien Term Loan USD, 5.500%, 06/30/20	1,360,081	0.2
4,233,750	(1)	Arysta LifeScience Corporation, 1st Lien Term Loan, 4.500%, 05/29/20	4,266,384	0.6
6,884,281	(1)	Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B, 4.750%, 02/03/20	6,942,605	0.9
666,866		AZ Chem US Inc., Term Loan B, 5.292%, 12/22/17	673,702	0.1
325,000		Houghton International, Inc., 2nd Lien Term Loan, 9.500%, 12/20/20	328,656	0.0
3,234,089		Houghton International, Inc., USD 1st Lien Term Loan, 4.000%, 12/20/19	3,246,217	0.4
6,947,491	(1)	Ineos US Finance LLC, Cash Dollar Term Loan, 4.000%, 05/04/18	6,978,428	0.9
491,725		KLEOPATRA LUX 2 S.À. R.L, new Term Loan B, 5.750%, 12/21/16	497,256	0.1
1,890,500		MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	1,905,860	0.2
982,650		Monarch (Allnex S.a.r.l.), First lien Term Loan B-1, 4.500%, 10/03/19	993,091	0.1
509,850		Monarch (Allnex S.a.r.l.), First lien Term Loan B-2, 4.500%, 10/03/19	515,267	0.1
250,000		Monarch (Allnex S.a.r.l.), Second lien Term Loan, 8.250%, 04/01/20	258,438	0.0
2,175,000		Oxea S.a.r.l., First Lien Term Loan, 4.250%, 01/15/20	2,196,750	0.3
570,000		Oxea S.a.r.l., Second Lien Term Loan, 8.250%, 07/15/20	579,975	0.1
1,785,302		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	1,804,271	0.2
1,741,250		Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	1,766,280	0.2
2,718,046		Univar Inc., Term Loan B, 5.000%, 06/30/17	2,695,114	0.4
1,139,710		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	1,142,560	0.2
			38,150,935	5.0

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Clothing/Textiles: 0.4%
2,175,679		Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	$2,199,248	0.3
387,415		Totes Isotoner Corporation, 1st Lien Add On, 7.252%, 07/07/17	389,352	0.0
40,040		Totes Isotoner Corporation, Delayed Draw 1st Ln Term Loan, 7.262%, 07/07/17	40,241	0.0
789,350	(1)	Vince, LLC, Term Loan, 6.000%, 11/30/19	794,777	0.1
			3,423,618	0.4

		Conglomerates: 1.0%
322,200		Fender Musical Instruments Corp., Term Loan B, 5.750%, 04/03/19	328,443	0.0
662,543		Jason Incorporated, Upsized Term Loan B, 3.996%, 02/28/19	664,199	0.1
744,332		ServiceMaster Company, Extended Term Loan, 4.420%, 01/31/17	738,285	0.1
2,228,120		ServiceMaster Company, Term Loan, 4.250%, 01/31/17	2,204,092	0.3
222,679		Spectrum Brands, Inc., US Term Loan, 5.500%, 12/17/19	223,792	0.0
2,867,813		Waterpik, 1st Lien, 5.750%, 07/01/20	2,857,058	0.4
395,000		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	398,703	0.1
			7,414,572	1.0

		Containers & Glass Products: 2.5%
263,675		Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	265,652	0.0
2,481,250		Berry Plastics Corporation, Term D Loan, 3.500%, 02/01/20	2,474,273	0.3
297,000		Bway Holding Corporation, Term Loan B, 4.500%, 08/07/17	299,166	0.0
1,990,000		EveryWare, Inc., Term Loan, 7.500%, 04/17/20	2,010,730	0.3
2,161,169		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/18	2,179,235	0.3
2,968,875		Otter Products, Term LoanB, 5.250%, 04/29/19	2,974,441	0.4
931,818		Pro Mach, Inc, Term Loan, 4.750%, 07/06/17	937,059	0.1
3,547,736		Reynolds Group Holdings Inc, USD Term Loan, 4.000%, 09/28/18	3,572,957	0.5
2,000,000	(1)	Reynolds Group Holdings Inc, USD Term Loan, 12/15/18	2,020,000	0.3
855,938		TricorBraun, Term Loan, 4.003%, 05/03/18	859,860	0.1
1,319,960		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,333,160	0.2
175,131		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (US Borrower), 4.503%, 05/23/20	176,883	0.0
			19,103,416	2.5

		Cosmetics/Toiletries: 0.7%
1,560,000	(1)	KIK Custom Products, Inc., 1st Lien with incremental, 5.500%, 04/29/19	1,539,525	0.2
2,000,000		Revlon Consumer Products Corporation, Add-On Term Loan B, 4.000%, 08/19/19	2,010,312	0.3
1,885,750		Sun Products Corporation (The), Term Loan B, 5.500%, 03/23/20	1,791,462	0.2
			5,341,299	0.7

		Diversified Insurance: 3.3%
1,980,000		Alliant Holdings, I, LLC, Term Loan B, 4.250%, 12/20/19	1,987,425	0.3
4,914,178		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	4,946,120	0.6
3,915,812		Applied Systems Inc., 1st Lien Term Loan, 4.250%, 12/08/16	3,935,391	0.5
300,000		Applied Systems Inc., 2nd Lien Term Loan, 8.250%, 06/08/17	303,094	0.0
1,641,750		Cooper Gay Swett & Crawford, Ltd., 1st Lien Term Loan, 5.000%, 04/16/20	1,604,811	0.2
1,400,000		Cooper Gay Swett & Crawford, Ltd., 2nd Lien Term Loan, 8.250%, 10/15/20	1,309,000	0.2
5,885,250		Hub International Limited, Term Loan B, 4.750%, 10/02/20	5,951,459	0.8
2,089,500		National Financial Partners Corp., Term Loan B, 5.250%, 07/01/20	2,118,231	0.3

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Diversified Insurance: (continued)
1,352,431		Sedgwick Holdings, Inc., 1st Lien Term Loan, 4.250%, 06/12/18	$1,360,038	0.2
1,688,494		USI, Inc., Term Loan B, 5.000%, 12/27/19	1,697,991	0.2
			25,213,560	3.3

		Drugs: 0.5%
750,000	(1)	Akorn, Inc, Term Loan, 11/01/20	757,031	0.1
1,957,594		Jazz Pharmaceuticals Inc., Tranche 1, 3.500%, 06/12/18	1,967,382	0.2
1,428,571	(1)	Salix Pharmaceuticals Ltd, Term Loan, 01/02/20	1,444,047	0.2
			4,168,460	0.5

		Ecological Services & Equipment: 1.2%
1,401,534		4L Holdings Inc., Term Loan B, 6.764%, 05/07/18	1,402,982	0.2
6,727,150	(1)	ADS Waste Holdings, Inc., Term Loan B, 4.250%, 10/09/19	6,774,603	0.9
361,792		Waste Industries USA, Inc., New Term Loan B, 4.000%, 03/17/17	363,149	0.1
294,750		WCA Waste Corporation, Term Loan B-1, 4.000%, 03/23/18	295,671	0.0
			8,836,405	1.2

		Electronics/Electrical: 8.3%
1,900,000	(1)	Active Network, Inc., 1st Lien Term Loan, 5.500%, 11/18/20	1,908,907	0.2
1,436,842		Aspect Software, Inc., Term Loan, 7.000%, 05/09/16	1,444,613	0.2
1,437,273		Attachmate Corporation, 1st Lien Term Loan, 7.250%, 11/22/17	1,463,923	0.2
2,457,722		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	2,487,676	0.3
4,436,388		Blue Coat Systems, Inc., First Lien Term Loan, 4.500%, 05/31/19	4,458,569	0.6
1,000,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	1,020,000	0.1
6,000,000	(1)	BMC Software, Inc., U.S. Term Loan, 5.000%, 08/19/20	6,039,738	0.8
992,502		CDW LLC, Term Loan B, 3.250%, 04/29/20	990,703	0.1
14,000,000		Dell International LLC, Term B Loans, 4.500%, 04/30/20	14,028,501	1.8
390,000		Digital Insight Corporation, 1st Lien Term Loan, 4.750%, 10/28/19	390,853	0.0
250,000		Digital Insight Corporation, 2nd Lien Term Loan, 8.750%, 10/16/20	255,312	0.0
1,445,643		Epicor Software Corporation, Term Loan, 4.500%, 05/16/18	1,455,356	0.2
1,825,425		Epiq Systems, Inc., Term Loan, 4.750%, 08/26/20	1,825,425	0.2
1,990,000		Eze Castle Software, Inc., 1st Lien Term Loan, 4.500%, 04/06/20	2,006,169	0.3
2,764,113		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.000%, 03/01/20	2,798,376	0.4
1,496,250		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	1,515,727	0.2
1,674,850		Greeneden U.S. Holdings II, L.L.C., Add On Term Loan, 4.000%, 02/08/20	1,669,616	0.2
464,063		Hyland Software, Inc., 1st Lien Term Loan, 5.500%, 10/25/19	466,847	0.1
1,776,183		Infor (US), Inc., Term Loan B2, 5.250%, 04/05/18	1,778,034	0.2
665,700		Infor (US), Inc., Term Loan B-3, 3.750%, 06/03/20	664,784	0.1
1,528,079		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	1,542,723	0.2
395,744		Microsemi Corporation, Term Loan, 3.750%, 02/19/20	398,217	0.1
1,200,000		Oberthur Technologies, Tranche B-2 Term Loans, 5.750%, 10/15/19	1,210,860	0.2
1,230,000	(1)	Omnitracs Inc., Upsized First Lien Term Loan, 6.000%, 10/31/20	1,236,406	0.2
550,000	(1)	Omnitracs Inc., Upsized Second Lien Term Loan, 10.000%, 04/30/21	553,781	0.1
866,320		Open Link Financial, Inc., Term Loan, 7.750%, 10/30/17	870,652	0.1
2,674,276		RedPrairie Corporation, 1st Lien Term Loan, 6.250%, 12/21/18	2,690,990	0.4
500,000		RedPrairie Corporation, 2nd Lien Term Loan, 11.250%, 12/20/19	515,000	0.1

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Electronics/Electrical: (continued)
1,968,369		Sabre Inc., Term B Facility, 5.250%, 02/19/19	$1,985,417	0.3
727,376		Spansion LLC, Term Loan, 5.250%, 12/15/18	729,497	0.1
1,122,167		SS&C Technologies Inc., Term Loan B-1, 3.250%, 06/07/19	1,127,068	0.1
116,086		SS&C Technologies Inc., Term Loan B-2, 3.250%, 06/07/19	116,413	0.0
552,632		Websense, Inc., 2nd Lien Term Loan, 8.250%, 12/27/20	555,395	0.1
1,144,250		Websense, Inc., Term Loan B, 4.500%, 06/27/20	1,148,541	0.1
			63,350,089	8.3

		Equipment Leasing: 0.1%
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, 03/16/18	254,688	0.0
734,863		Brock Holdings, Inc., New Term Loan B, 6.002%, 03/16/17	738,996	0.1
			993,684	0.1

		Equity REITs and REOCs: 0.1%
975,000		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.253%, 07/31/20	985,476	0.1

		Financial Intermediaries: 1.0%
2,288,504		Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	2,290,410	0.3
1,260,805		MIP Delaware, LLC, Term Loan, 4.000%, 03/09/20	1,267,897	0.2
669,938		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	677,261	0.1
2,550,000		Santander Asset Management, Term Loan B-1, 4.250%, 11/30/20	2,560,626	0.3
1,100,000	(1)	Walker & Dunlop, Term Loan, 12/15/20	1,094,500	0.1
			7,890,694	1.0

		Food Products: 1.5%
1,485,000		Advance Pierre Foods, 1st Lien Term Loan B, 5.750%, 07/10/17	1,469,222	0.2
1,000,000		Advance Pierre Foods, 2nd Lien Term Loan, 9.500%, 10/10/17	970,000	0.1
2,970,528		Atkins Nutritionals Holdings II, Inc., 1st Lien Term Loan, 6.250%, 01/02/19	3,007,659	0.4
3,341,625		CSM Bakery Supplies, First Lien Term Loan, 4.750%, 07/03/20	3,357,291	0.4
500,000		CSM Bakery Supplies, Second Lien Term Loan, 8.500%, 06/30/21	505,625	0.1
755,000	(1)	Del Monte Foods Consumer Products, Inc., 1st Lien, 01/15/21	759,090	0.1
450,000	(1)	Del Monte Foods Consumer Products, Inc., 2nd Lien, 07/15/21	455,813	0.1
822,402		NPC International, Term Loan B, 4.204%, 12/28/18	829,084	0.1
			11,353,784	1.5

		Food Service: 0.9%
495,497		Hearthside Food Solutions, LLC, Term Loan, 6.503%, 06/07/18	497,974	0.1
1,958,544		Landry’s Restaurants, Term Loan, 4.000%, 04/24/18	1,974,212	0.3
1,589,500		OSI Restaurant Partners, Inc., Term Loan, 3.527%, 10/09/19	1,593,965	0.2
543,125		P.F. Chang’s China Bistro, Inc., Term LoanB, 4.250%, 06/30/19	543,804	0.1
248,750		Seminole Hard Rock Entertainment, Inc., Term Loan, 3.500%, 05/14/20	249,268	0.0
2,084,250		Weight Watchers International, Inc., Term Loan B-2, 3.750%, 04/02/20	1,866,273	0.2
			6,725,496	0.9

		Food/Drug Retailers: 1.2%
541,922		Albertsons LLC, Term Loan B1, 4.250%, 03/21/16	546,212	0.1
1,348,578		Albertsons LLC, Term Loan B2, 4.750%, 03/21/19	1,358,684	0.2
889,898		Del Taco, Term Loan, 6.326%, 10/01/18	893,235	0.1
1,588,000		Rite Aid Corporation, Tranche 6 Term Loan, 4.000%, 02/21/20	1,598,587	0.2
2,138,070	(1)	Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/13/19	2,141,634	0.3
1,559,893		Sprouts Farmers Market, Term Loan, 4.000%, 04/23/20	1,565,743	0.2

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Food/Drug Retailers: (continued)
1,088,068		Supervalu, Term Loan, 5.000%, 03/21/19	$1,100,535	0.1
			9,204,630	1.2

		Forest Products: 0.0%
398,000		Xerium Technologies, Inc., Term Loan B, 5.750%, 05/01/19	400,488	0.0

		Health Care: 7.5%
347,342		Alere US Holdings, LLC, Term Loan B, 4.253%, 06/30/17	350,056	0.0
995,001		Alliance Healthcare, Term Loan B, 4.250%, 06/03/19	990,648	0.1
1,321,688		Aptalis Pharma Inc., Term B, 6.000%, 10/01/20	1,346,469	0.2
2,410,185		ATI Physical Therapy, Term Loan B, 5.000%, 12/20/19	2,423,742	0.3
1,642,846		Bright Horizons Family Solutions Inc., Term Loan B, 4.000%, 01/30/20	1,653,884	0.2
450,000		BSN Medical, Term Loan B1B, 4.000%, 08/28/19	452,250	0.1
1,000,000		CHG Medical Staffing, Inc., New 1st Lien term, 4.250%, 11/19/19	1,006,250	0.1
222,826		CHG Medical Staffing, Inc., Upsized 2nd Lien Term Loan, 9.000%, 11/19/20	226,726	0.0
656,108		ConvaTec, Dollar Term Loan, 4.000%, 12/22/16	660,340	0.1
1,441,111		DJO Finance LLC, Tranche B-3 Term Loan, 4.750%, 09/15/17	1,459,125	0.2
595,500		Emdeon, Inc., B-2, 3.750%, 11/02/18	597,857	0.1
1,650,461		Envision Healthcare Corporation, Term Loan B, 4.000%, 05/25/18	1,658,118	0.2
2,992,500		Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 10/01/20	3,015,880	0.4
399,000		Genex Services, Inc., 1st Lien Term Loan B, 5.250%, 07/26/18	402,990	0.1
2,980,269	(1)	Grifols S.A, Term LoanB, 4.250%, 06/01/17	3,006,719	0.4
1,592,000		Harvard Drug Group LLC, Term Loan B-1, 5.000%, 08/15/20	1,615,880	0.2
2,064,917		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	2,081,953	0.3
977,662		Immucor, Inc., Term B-2 loan, 5.000%, 08/17/18	984,180	0.1
1,997,577		IMS Health Incorporated, USD Term Loan B, 3.750%, 09/01/17	2,008,563	0.3
1,000,000		Kinetic Concepts, Inc., Incremental Term D-1, 4.500%, 05/04/18	1,008,958	0.1
2,014,790		Kinetic Concepts, Inc., Incremental Term D-1, 4.500%, 05/04/18	2,032,838	0.3
2,793,375		MedSolutions Holdings, Inc., Term Loan B, 6.500%, 07/08/19	2,802,104	0.4
2,925,000		Onex Carestream Finance LP, 1st Lien, 5.000%, 06/07/19	2,963,847	0.4
760,000		Onex Carestream Finance LP, 2nd Lien, 9.500%, 11/30/19	772,350	0.1
349,125		Packaging Coordinators, Inc., 1st Lien Term Loan B, 5.500%, 05/31/20	350,871	0.0
4,710,600		Par Pharmaceutical Companies, Term Loan B, 4.250%, 09/30/19	4,743,574	0.6
2,004,478		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	2,022,368	0.3
500,000		PRA International, Term B, 5.000%, 10/01/20	502,446	0.1
854,840		Press Ganey, 1st Lien, 4.250%, 04/20/18	858,046	0.1
118,421		Press Ganey, 2nd Lien, 8.250%, 08/31/18	119,013	0.0
1,696,429		Progressive Solutions, Inc., First lien, 5.500%, 12/01/20	1,704,911	0.2
348,290		Select Medical Corporation, Series C Term Loan B, 4.006%, 06/01/18	350,536	0.0
374,063		Steward Health Care System LLC, Term Loan B, 6.750%, 03/30/20	374,175	0.1
1,620,302		Surgical Care Affiliates LLC, Class C Term Loan, 4.250%, 06/29/18	1,624,859	0.2
248,125		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	248,782	0.0
1,702,162		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	1,713,056	0.2
6,466,138		Valeant Pharmaceuticals International, Inc., Series E Tranche B, 4.500%, 08/05/20	6,516,657	0.9
990,000		VWR International Inc., Term Loan B-1, 4.169%, 04/03/17	995,569	0.1
			57,646,590	7.5

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Home Furnishings: 1.0%
4,880,827		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	$4,917,414	0.6
490,883		Hillman Group (The), Inc., Term Loan B, 3.750%, 05/31/17	494,155	0.1
2,327,640		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	2,350,432	0.3
1,749		Protection One, Inc., Term Loan B, 4.250%, 03/21/19	1,757	0.0
			7,763,758	1.0

		Industrial Equipment: 5.0%
4,106,347	(1)	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	4,114,687	0.5
494,304		Alliance Laundry Systems LLC, First Lien Term Loan, 4.263%, 12/10/18	497,702	0.1
668,263		Ameriforge Group Inc., 1st Lien Term Loan, 5.000%, 12/19/19	673,553	0.1
295,000		Ameriforge Group Inc., 2nd Lien Term Loan, 8.750%, 12/19/21	301,638	0.0
3,360,619		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,384,355	0.4
641,651		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	645,662	0.1
63,181		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	63,576	0.0
195,168		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	196,388	0.0
893,250		Doncasters Group Limited, First lien Term Loan, 5.500%, 04/09/20	906,370	0.1
361,739		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Term Loan B, 5.500%, 03/26/20	362,699	0.1
525,000		Filtration Group Corporation, First Lien Term Loan, 4.500%, 11/30/20	530,906	0.1
5,735,625		Gardner Denver, Inc., Term Loan B, 4.250%, 07/30/20	5,753,549	0.8
2,959,438		Generac Power Systems, Inc., Term Loan B, 3.500%, 05/29/20	2,969,613	0.4
3,475,000		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	3,511,922	0.5
945,000		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	937,912	0.1
7,000,000		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.003%, 08/30/20	7,024,766	0.9
5,380,000	(1)	Schaeffler AG, Term Loan C, 4.250%, 01/27/17	5,433,127	0.7
411,869		Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, 05/09/17	412,770	0.1
250,000	(1)	WTG Holdings III Corp., Second Lien Term Loan, 01/15/22	253,750	0.0
			37,974,945	5.0

		Leisure Good/Activities/Movies: 2.3%
1,449,954		24 Hour Fitness Worldwide, Inc, Term Loan B, 5.250%, 04/22/16	1,467,473	0.2
982,600		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 4.500%, 04/30/19	993,567	0.1
818,813		Equinox Holdings, Inc., First Lien Term Loan, 4.501%, 01/31/20	825,977	0.1
250,000		Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 06/30/20	252,188	0.0
1,756,292	(1)	FGI Operating, Fungible Term Loan B AddOn, 5.500%, 04/19/19	1,776,051	0.2
1,369,785		Getty Images, Inc, Term Loan B, 4.750%, 10/18/19	1,281,320	0.2
497,500		Hoyts Group Holdings, First lien Term Loan, 4.000%, 05/29/20	499,210	0.1
1,296,750		Live Nation Entertainment, Inc., Term Loan B, 3.500%, 08/16/20	1,300,398	0.2
82,857		NEP/NCP Holdco, Inc, 2nd Lien, 9.500%, 07/23/20	85,343	0.0
247,500		NEP/NCP Holdco, Inc, Term LoanB, 4.750%, 01/22/20	249,016	0.0
1,933,041		SRAM, LLC, First Lien Term Loan, 4.026%, 04/10/20	1,933,041	0.3

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
380,000		TWCC Holding Corporation, 2nd lien Term Loan, 7.000%, 06/26/20	$391,400	0.1
304,238		Warner Music Group, Incremental Term Loan, 3.750%, 07/01/20	305,093	0.0
2,326,670		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,223,908	0.3
3,967,456		Zuffa, LLC, Term Loan, 4.500%, 02/25/20	4,005,865	0.5
			17,589,850	2.3

		Lodging & Casinos: 6.6%
746,250		American Casino and Entertainment Properties LLC, 1st Lien Term Loan, 6.000%, 07/02/19	757,444	0.1
3,541,125	(1)	Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	3,564,734	0.5
505,646		Caesars Entertainment Operating Company, Inc., Term Loan B5, 4.488%, 01/28/18	477,414	0.1
2,234,653		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.488%, 01/28/18	2,138,103	0.3
9,000,000		Caesars Entertainment Resort Properties, LLC, Term Loan, 7.000%, 10/15/20	8,966,250	1.2
1,831,237		Cannery Casino Resorts, LLC, 1st Lien Term Loan, 6.000%, 10/02/18	1,824,599	0.2
669,938		Centaur Acquisition, LLC, 1st Lien Term Loan, 5.250%, 02/21/19	677,470	0.1
250,000		Centaur Acquisition, LLC, 2nd Lien Term Loan, 8.750%, 02/21/20	254,792	0.0
3,000,000		CityCenter Holdings, LLC, Term Loan, 5.000%, 10/15/20	3,049,542	0.4
1,400,000		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	1,423,625	0.2
8,684,211		Hilton Worldwide Finance, LLC, Term Loan B-2, 3.750%, 10/25/20	8,763,819	1.1
350,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	362,906	0.0
1,982,481		MGM Resorts International, Term Loan B, 3.500%, 12/20/19	1,983,926	0.3
2,117,407		Peppermill Casinos, Inc., Term Loan B, 7.250%, 10/31/19	2,158,873	0.3
181,833		Pinnacle Entertainment, Inc., Term Loan B1, 3.750%, 08/15/16	183,099	0.0
1,169,125		Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20	1,176,432	0.1
6,500,000	(1)	Scientific Games International, Inc., Term Loan B, 4.250%, 09/30/20	6,519,636	0.8
4,967,487	(1)	Station Casinos LLC, Term Loan, 5.000%, 02/28/20	5,030,356	0.7
423,938		Tropicana Entertainment Inc., Term Loan, 4.000%, 12/01/20	424,255	0.1
659,509	(1)	Twin River Management Group, Inc., Term Loan B, 5.250%, 11/09/18	668,578	0.1
			50,405,853	6.6

		Nonferrous Metals/Minerals: 0.6%
903,175		Constellium Holdco BV, Term Loan B, 6.000%, 03/25/20	930,270	0.1
2,722,006		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 5.000%, 09/01/19	2,765,672	0.3
487,500		Oxbow Carbon LLC, Term B Facility, 4.250%, 07/19/19	491,461	0.1
500,000		TMS International, Term B Loan, 4.500%, 11/01/20	502,500	0.1
			4,689,903	0.6

		Oil & Gas: 0.9%
3,650,000		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	3,713,875	0.5
243,755		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	251,067	0.0
2,221,533		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	2,236,806	0.3
525,000		Western Refining, Inc., Term Loan, 4.250%, 11/30/20	530,797	0.1
			6,732,545	0.9

		Publishing: 2.3%
892,500		McGraw Hill Global Education, Term LoanB, 9.000%, 03/22/19	911,242	0.1
1,995,000		Penton Media, Inc, 1st Lien, 5.500%, 09/30/19	1,987,519	0.3
325,000		Penton Media, Inc, 2nd Lien, 9.000%, 09/30/20	323,104	0.0
719,402		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	441,533	0.1

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Publishing: (continued)
4,499,274		Springer Science + Business Media S.A., Initial Term B1 Loan, 5.000%, 08/01/20	$4,530,206	0.6
9,100,000	(1)	Tribune Company, Term Loan B, 12/31/20	9,072,509	1.2
			17,266,113	2.3

		Radio & Television: 2.9%
2,476,399		Clear Channel Communications, Inc., Term Loan B, 3.819%, 01/29/16	2,405,512	0.3
1,816,171		Cumulus Media Holdings Inc., First Lien Term Loan B, 4.500%, 09/17/18	1,824,676	0.2
383,473		Entercom Communications Corporation, B-2, 4.006%, 11/23/18	386,829	0.1
897,750		Entravision Communications Corporation, Term Loan B, 3.500%, 05/29/20	888,492	0.1
257,838		Gray Television, Inc., Term Loan B, 4.750%, 10/31/19	259,449	0.0
244,069		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	245,899	0.0
850,000		Learfield Communications, Inc, First Lien Term Loan, 5.000%, 10/08/20	856,375	0.1
2,747,966		Media General, Inc, DD Term Loan-B, 4.250%, 07/31/20	2,778,864	0.4
1,860,938		Nine Entertainment, Term Loan, 3.250%, 02/05/20	1,858,611	0.2
1,336,148		Raycom TV Broadcasting, LLC, Termm Loan B, 4.250%, 05/31/17	1,341,159	0.2
728,125		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	733,586	0.1
2,853,438		Univision Communications, Inc., New First Lien Term Loan, 4.000%, 03/01/20	2,867,959	0.4
5,962,500	(1)	Univision Communications, Inc., Term LoanC 2, 4.500%, 03/02/20	6,007,219	0.8
			22,454,630	2.9

		Retailers (Except Food & Drug): 8.4%
1,246,875		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	1,259,337	0.2
2,560,612		Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	2,582,016	0.3
1,944,221		Bass Pro Group, LLC, Term Loan B, 3.750%, 11/20/19	1,955,671	0.3
11,804,052	(1)	BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	11,891,532	1.5
1,365,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	1,396,395	0.2
1,995,000		Burlington Coat Factory, Term Loan B2, 4.250%, 02/23/17	2,019,937	0.3
1,734,403		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	1,758,026	0.2
8,810,526	(1)	Hudson’s Bay Company, Term Loan, 4.750%, 10/15/20	8,961,653	1.2
598,485		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	602,226	0.1
1,483,405		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	1,491,564	0.2
1,542,250		Michaels Stores, Inc., Term Loan B, 3.750%, 01/28/20	1,550,560	0.2
10,000,000	(1)	Neiman Marcus Group, Inc, Term Loan, 5.000%, 10/31/20	10,140,180	1.3
1,953,416		Ollie’s Holdings, Inc., Term Loan, 5.255%, 09/25/19	1,958,299	0.3
3,015,434		OneStopPlus, Term LoanB Add-on, 5.500%, 02/05/20	3,041,819	0.4
6,016,988	(1)	Party City Holdings Inc, Term Loan B, 4.253%, 07/29/19	6,049,330	0.8
910,161		Pep Boys, Term Loan B, 4.000%, 10/11/18	913,574	0.1
523,536		Pilot Travel Centers LLC, Incremental Term Loan B, 4.250%, 08/07/19	526,590	0.1
1,461,389		Pilot Travel Centers LLC, Term Loan B, 3.750%, 03/30/18	1,464,805	0.2
1,134,391		Savers, Term Loan B, 5.000%, 07/09/19	1,140,942	0.1
722,138		Sleepy’s Holdings, LLC, Term Loan, 5.750%, 03/30/19	726,651	0.1
2,129,463		Toys “R” Us, Inc., Term Loan B-1, 6.000%, 09/01/16	1,927,164	0.2
328,012		Toys “R” Us, Inc., Term Loan B-2, 5.250%, 05/25/18	277,990	0.0

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
473,396		Toys “R” Us, Inc., Term Loan B-3, 5.250%, 05/25/18	$402,387	0.1
			64,038,648	8.4

		Steel: 0.8%
5,853,747		FMG Resources (August 2006) Pty Ltd, Term Loan, 4.250%, 06/30/19	5,942,771	0.8

		Surface Transport: 0.5%
496,250		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	495,217	0.1
3,102,271		Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	3,128,448	0.4
			3,623,665	0.5

		Telecommunications: 4.4%
1,585,244		Alcatel-Lucent, US Term Loan, 5.750%, 01/30/19	1,596,307	0.2
4,049,174		Asurion, LLC, Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19	4,052,438	0.5
1,900,450		Asurion, LLC, Incremental Tranche B-2 Term Loan, 3.500%, 07/08/20	1,868,975	0.2
572,125		Cricket Communications, Inc., Term Loan C, 4.750%, 04/16/20	574,168	0.1
3,143,824		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	3,096,666	0.4
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	807,500	0.1
1,994,253		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,005,720	0.3
3,610,000		Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	3,640,685	0.5
1,450,000		Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	1,460,694	0.2
2,651,675		Lightower Fiber Networks, 1st Lien, 4.500%, 04/13/20	2,671,011	0.4
229,106		SBA Senior Finance II LLC, Incremental Term Loan, 3.750%, 09/25/19	230,538	0.0
249,466		Securus Technologies, Inc., 1st Lien Term Loan, 4.750%, 04/30/20	247,596	0.0
3,376,340		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,383,373	0.4
2,286,202	(1)	U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	2,294,204	0.3
792,000		Windstream Corporation, Term Loan B-4, 3.500%, 01/23/20	794,471	0.1
5,372,031		Zayo Group, LLC, Term Loan B, 4.000%, 07/02/19	5,383,544	0.7
			34,107,890	4.4

		Utilities: 1.2%
1,979,962		Calpine Corp, Term Loan B-3, 4.000%, 10/09/19	1,996,600	0.3
1,293,500		Channelview Cogeneration, Term Loan, 4.250%, 05/08/20	1,305,626	0.2
1,742,242		EquiPower Resources Holdings, LLC, Term Loan B, 4.250%, 12/21/18	1,752,587	0.2
1,119,376		EquiPower Resources Holdings, LLC, Term Loan C, 4.250%, 12/31/19	1,125,440	0.1
1,816,884		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	1,839,028	0.2
600,000		Linden Power Complex, Term Loan, 5.000%, 11/30/20	604,500	0.1
890,000		Utility Services Associates, Term Loan, 6.750%, 10/30/20	890,000	0.1
			9,513,781	1.2
		Total Loans (Cost $690,682,790)	694,546,465	90.7

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 15.1%
	Short-Term Investments: 15.1%
116,000,000	State Street Institutional Liquid Reserves Fund — Institutional Class (Cost $116,000,000)	116,000,000	15.1
	Total Short-Term Investments (Cost $116,000,000)	116,000,000	15.1
	Total Investments (Cost $806,682,790)	$810,546,465	105.8
	Liabilities in Excess of Other Assets	(44,151,754)	(5.8)
	Net Assets	$766,394,711	100.0

ING FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Cost for federal income tax purposes is $806,683,343.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,495,255
Gross Unrealized Depreciation	(1,632,133)
Net Unrealized Appreciation	$3,863,122

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Loans	$—	$694,546,465	$—	$694,546,465
Short-Term Investments	116,000,000	—	—	116,000,000
Total Investments, at fair value	$116,000,000	$694,546,465	$—	$810,546,465
Other Financial Instruments+
Unfunded commitments	—	5,430	—	5,430
Total Assets	$116,000,000	$694,551,895	$—	$810,551,895

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

The following unfunded commitments were outstanding as of December 31, 2013:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Golden Nugget, Inc.—New Delayed Draw Term Loan	$600,000	$6,180	$5,430

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
40,588,965	ˆ	Ginnie Mae, 1.059%, 06/16/52	$2,900,126	0.3
36,982,561	ˆ	Ginnie Mae, 1.514%, 10/16/53	3,040,980	0.4
997,744		Vendee Mortgage Trust, 3.750%, 10/15/41	937,848	0.1

		Total Collateralized Mortgage Obligations (Cost $7,046,169)	6,878,954	0.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 102.4%
		Federal Home Loan Mortgage Corporation: 3.1%##
14,945,597		0.500%, due 07/15/36	254,216	0.0
5,013,280	ˆ	4.500%, due 12/15/40	939,417	0.1
1,041,430		5.000%, due 08/15/36	1,111,979	0.1
170,008		5.450%, due 03/01/37	183,974	0.0
142,979		5.450%, due 07/01/37	154,192	0.0
162,546		5.450%, due 12/01/37	175,729	0.0
125,029		5.450%, due 12/01/37	135,413	0.0
145,140		5.450%, due 05/01/38	156,911	0.0
1,674,023	ˆ	5.500%, due 09/15/35	319,725	0.1
503,439		5.625%, due 12/01/36	550,011	0.1
524,832		5.625%, due 01/01/37	575,447	0.1
63,126		5.625%, due 01/01/37	69,285	0.0
45,090		5.625%, due 01/01/37	49,299	0.0
39,901		5.625%, due 02/01/37	44,457	0.0
186,855		5.625%, due 03/01/37	204,630	0.0
81,410		5.625%, due 03/01/37	89,946	0.0
440,002		5.625%, due 03/01/37	482,867	0.1
91,218		5.625%, due 04/01/37	99,778	0.0
111,315		5.625%, due 06/01/37	121,733	0.0
101,465		5.625%, due 07/01/37	111,181	0.0
242,893		5.625%, due 07/01/37	266,218	0.0
23,794		5.625%, due 12/01/37	25,997	0.0
409,767		5.625%, due 02/01/38	447,553	0.1
127,552		5.650%, due 02/01/37	139,652	0.0
217,674		5.700%, due 06/01/37	237,650	0.0
157,860		5.700%, due 09/01/37	172,348	0.0
161,241		5.700%, due 12/01/37	176,035	0.0
154,697		5.700%, due 01/01/38	169,231	0.0
2,851,056	ˆ	5.933%, due 06/15/40	286,354	0.1
895,956		6.000%, due 03/15/34	982,330	0.1
9,571,521		6.000%, due 04/15/36	10,556,679	1.2
150,067		6.050%, due 04/01/38	165,691	0.0
257,119		6.090%, due 12/01/37	283,888	0.1
11,572		7.500%, due 12/01/14	11,830	0.0
27,224		7.500%, due 01/01/30	31,232	0.0
758,790	ˆ	7.835%, due 10/25/23	150,664	0.0
11,377		8.000%, due 01/01/30	11,560	0.0
21,017		9.500%, due 07/01/20	22,014	0.0
892,059		19.360%, due 03/15/35	1,202,421	0.2
633,812		21.360%, due 04/15/35	889,296	0.1
3,535,366		27.934%, due 04/15/32	4,749,799	0.6
			26,808,632	3.1

		Federal National Mortgage Association: 14.4%##
8,053,613	ˆ	3.000%, due 01/25/33	1,252,058	0.1
20,300,000	W	3.000%, due 09/25/42	19,277,071	2.2
9,637,604		3.000%, due 05/01/43	9,177,166	1.1
5,179,109		3.500%, due 06/25/41	4,848,361	0.6
3,457,000		3.500%, due 09/25/42	3,037,752	0.4
8,692,378	ˆ	4.000%, due 05/25/42	1,773,876	0.2
20,347,905		4.000%, due 03/15/43	21,208,612	2.5
2,461,418		4.250%, due 08/01/35	2,632,970	0.3
10,936,540		4.500%, due 09/01/41	11,610,808	1.3
6,049,152		4.500%, due 09/01/41	6,424,043	0.7
13,259,048	W	4.613%, due 11/25/33	13,477,989	1.6
781,865		4.750%, due 11/01/34	829,784	0.1
1,511,169		4.750%, due 11/01/34	1,625,912	0.2
1,441,382		4.750%, due 02/01/35	1,550,689	0.2
1,831,279		4.750%, due 04/01/35	1,969,207	0.2
1,407,065		4.750%, due 05/01/35	1,512,048	0.2
1,717,248		4.750%, due 07/01/35	1,845,082	0.2
241,128		4.750%, due 07/01/35	255,785	0.0
1,765,740		5.000%, due 10/25/35	1,910,525	0.2
265,034		5.300%, due 09/01/36	287,292	0.0
103,377		5.300%, due 10/01/36	112,236	0.0
131,401		5.300%, due 10/01/36	142,757	0.0
419,674		5.300%, due 12/01/36	458,828	0.1
389,323		5.300%, due 12/01/36	424,650	0.1
233,709		5.300%, due 02/01/37	253,737	0.0
155,536		5.300%, due 04/01/37	168,865	0.0
173,636		5.300%, due 05/01/37	188,676	0.0
579,296		5.300%, due 08/01/37	627,944	0.1
73,279		5.300%, due 10/01/37	80,053	0.0
517,152		5.500%, due 05/25/34	562,601	0.1
2,805,511		6.000%, due 10/25/37	3,217,494	0.4
540,708		6.000%, due 01/25/44	564,879	0.1
8,342,080	ˆ	6.085%, due 06/25/42	1,602,427	0.2
531		6.500%, due 06/01/14	535	0.0
189,007		6.500%, due 02/01/29	215,434	0.0
235,873		6.600%, due 07/01/27	259,716	0.0
110,426		6.600%, due 09/01/27	121,570	0.0
48,276		6.600%, due 11/01/27	49,443	0.0
39,289		6.600%, due 03/01/28	39,911	0.0
97,107		6.600%, due 06/01/28	103,640	0.0
1,998		7.000%, due 03/01/15	2,031	0.0
53,258		7.500%, due 05/01/28	56,883	0.0
1,573,569		8.000%, due 12/25/45	1,854,142	0.2
5,540		8.500%, due 09/01/15	5,633	0.0
2,025,152		8.760%, due 03/25/39	2,189,713	0.3
3,531,065		16.464%, due 05/25/35	4,441,230	0.5
			124,252,058	14.4

		Government National Mortgage Association: 84.9%
3,031,191	ˆ	0.193%, due 02/16/48	46,904	0.0
30,177,819	ˆ	0.227%, due 01/16/50	772,504	0.1
37,196,490	ˆ	0.250%, due 06/20/36	321,850	0.0
949,890		0.387%, due 02/20/34	899,750	0.1
30,164,455	ˆ	0.481%, due 11/16/46	627,493	0.1
9,152,674		0.560%, due 04/20/63	9,102,856	1.1
9,809,639		0.569%, due 02/20/62	9,771,617	1.1
64,529,990	ˆ	0.580%, due 01/16/51	2,044,801	0.2
3,757,114		0.817%, due 04/20/40	3,827,297	0.5
1,319,574	ˆ	1.000%, due 06/16/37	40,007	0.0
2,593,809		1.087%, due 06/20/39	2,647,309	0.3
3,279,339		1.117%, due 09/20/38	3,355,043	0.4

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
9,167,540		1.207%, due 03/20/39	$9,358,724	1.1
11,771,716	ˆ	1.524%, due 10/16/52	920,353	0.1
124,687		1.625%, due 04/20/24	129,224	0.0
126,511		1.625%, due 11/20/27	131,297	0.0
92,665		1.625%, due 06/20/29	96,046	0.0
144,275		1.625%, due 08/20/31	150,021	0.0
156,073		1.625%, due 11/20/31	161,984	0.0
332,910		1.625%, due 12/20/31	345,518	0.0
78,273		1.625%, due 03/20/32	81,264	0.0
172,796		1.625%, due 04/20/32	179,106	0.0
178,563		1.625%, due 04/20/32	185,083	0.0
253,385		1.625%, due 07/20/32	263,477	0.0
1,032,191		1.625%, due 08/20/32	1,073,305	0.1
123,340		1.625%, due 09/20/32	128,253	0.0
1,066,352		1.625%, due 10/20/32	1,106,745	0.1
596,675		1.625%, due 08/20/33	620,341	0.1
56,489		1.625%, due 10/20/33	58,628	0.0
745,841		1.625%, due 04/20/34	773,086	0.1
740,253		1.625%, due 06/20/34	767,293	0.1
791,144		1.625%, due 10/20/34	821,122	0.1
1,676,240		1.625%, due 12/20/34	1,739,757	0.2
226,767		1.625%, due 02/20/35	235,436	0.0
265,353		1.625%, due 10/20/35	275,410	0.0
352,904		1.625%, due 07/20/36	366,969	0.0
1,900,000	ˆ	2.500%, due 11/20/43	572,205	0.1
6,157,913		3.133%, due 05/20/41	6,584,666	0.8
79,400,000		3.500%, due 10/20/41	80,122,667	9.3
12,664,217		3.500%, due 05/20/43	12,799,586	1.5
18,013,649		3.750%, due 05/20/42	18,207,707	2.1
18,516,959		3.750%, due 05/20/42	18,717,614	2.2
297,382		4.000%, due 05/20/33	312,554	0.0
401,422		4.000%, due 08/15/33	423,368	0.1
492,345		4.000%, due 01/15/34	513,299	0.1
211,489		4.000%, due 03/15/34	220,487	0.0
467,245		4.000%, due 08/20/35	489,245	0.1
5,318,189	ˆ	4.000%, due 04/20/38	714,056	0.1
3,038,615	ˆ	4.000%, due 08/20/39	947,524	0.1
766,998		4.000%, due 05/15/40	799,600	0.1
10,644,343		4.000%, due 09/20/40	11,113,292	1.3
2,305,342		4.000%, due 12/16/40	2,232,479	0.3
1,690,908		4.000%, due 12/20/40	1,650,383	0.2
4,773,216	ˆ	4.000%, due 04/20/41	859,901	0.1
12,221,505		4.000%, due 07/20/41	12,772,871	1.5
1,749,147		4.000%, due 10/20/41	1,739,007	0.2
2,444,017	ˆ	4.000%, due 03/20/42	396,191	0.1
4,103,237		4.000%, due 04/20/42	3,989,501	0.5
1,584,817		4.000%, due 09/15/42	1,656,064	0.2
4,072,899		4.000%, due 10/20/42	4,242,130	0.5
9,194,501		4.000%, due 07/20/43	9,577,468	1.1
6,892,237	ˆ	4.500%, due 08/20/33	174,598	0.0
666,557		4.500%, due 10/20/33	690,863	0.1
320,910		4.500%, due 01/20/34	344,234	0.0
171,871		4.500%, due 01/20/34	184,366	0.0
338,558		4.500%, due 03/20/34	357,782	0.0
161,858		4.500%, due 05/20/34	173,622	0.0
334,990		4.500%, due 06/20/34	359,345	0.0
1,339,044	ˆ	4.500%, due 02/20/35	59,457	0.0
768,346		4.500%, due 10/20/35	823,928	0.1
1,294,028	ˆ	4.500%, due 02/20/36	98,347	0.0
35,758		4.500%, due 07/20/36	38,467	0.0
97,757		4.500%, due 08/20/36	105,362	0.0
534,991	ˆ	4.500%, due 12/20/37	66,416	0.0
2,450,609	ˆ	4.500%, due 02/20/38	58,690	0.0
1,501,842		4.500%, due 07/20/38	1,608,973	0.2
438,615		4.500%, due 07/20/38	469,785	0.1
3,196,366	ˆ	4.500%, due 04/20/39	538,021	0.1
11,057,278		4.500%, due 05/16/39	11,670,011	1.4
4,761,000		4.500%, due 05/20/39	5,064,349	0.6
8,845,822		4.500%, due 05/20/39	9,421,287	1.1
257,082		4.500%, due 06/20/39	267,254	0.0
2,843,779		4.500%, due 10/15/39	3,067,207	0.4
2,399,739		4.500%, due 11/15/39	2,588,595	0.3
2,739,480		4.500%, due 11/15/39	2,955,394	0.3
665,753		4.500%, due 12/15/39	718,237	0.1
2,111,561		4.500%, due 01/15/40	2,262,006	0.3
345,888		4.500%, due 01/20/40	364,812	0.0
7,663,452		4.500%, due 02/15/40	8,208,996	1.0
883,565		4.500%, due 06/15/40	945,259	0.1
428,815		4.500%, due 07/20/40	452,087	0.1
2,891,429		4.500%, due 08/20/40	3,048,718	0.4
3,064,050		4.500%, due 09/20/40	3,279,935	0.4
6,200,000		4.500%, due 06/20/41	6,630,609	0.8
443,575		4.500%, due 07/20/41	467,718	0.1
5,201,056		4.500%, due 09/20/41	5,571,104	0.7
19,761,875	ˆ	4.500%, due 12/16/42	4,004,610	0.5
2,022,771		4.546%, due 07/20/62	2,201,366	0.3
2,323,730		4.625%, due 10/20/35	2,500,374	0.3
1,374,745		4.639%, due 08/20/42	1,498,035	0.2
11,478,440		4.660%, due 09/20/61	12,665,403	1.5
2,095,394		4.750%, due 08/20/35	2,254,380	0.3
1,879,607		4.850%, due 05/20/40	2,020,002	0.2
4,411,868		4.861%, due 06/20/61	4,842,508	0.6
4,780,559		4.875%, due 01/20/35	5,144,592	0.6
660,340		4.875%, due 02/20/35	713,075	0.1
2,243,724		4.875%, due 04/20/35	2,414,741	0.3
3,961,209		4.875%, due 06/20/35	4,263,144	0.5
147,916		5.000%, due 05/15/18	157,781	0.0
324,912		5.000%, due 02/15/23	348,676	0.0
91,273		5.000%, due 02/15/24	97,481	0.0
493,606		5.000%, due 02/15/24	528,160	0.1
406,314		5.000%, due 02/15/24	434,676	0.1
225,944		5.000%, due 02/15/24	241,254	0.0
255,065		5.000%, due 03/15/24	272,305	0.0
638,062		5.000%, due 03/15/24	682,687	0.1
971,329		5.000%, due 03/15/24	1,038,878	0.1
416,195		5.000%, due 03/15/24	446,902	0.1
262,386		5.000%, due 03/15/24	280,169	0.0
146,932		5.000%, due 03/20/24	156,444	0.0
756,405		5.000%, due 04/15/24	809,286	0.1
414,944		5.000%, due 04/15/29	455,177	0.1
360,464		5.000%, due 04/15/30	397,862	0.1
3,827,618		5.000%, due 04/20/30	4,097,840	0.5
505,093		5.000%, due 10/15/30	556,641	0.1
428,590		5.000%, due 07/15/33	472,205	0.1
414,535		5.000%, due 10/20/33	450,531	0.1
202,281		5.000%, due 12/20/33	219,847	0.0
511,736		5.000%, due 12/20/33	556,174	0.1
102,814		5.000%, due 12/20/33	111,743	0.0
141,156		5.000%, due 02/20/34	153,245	0.0
191,528		5.000%, due 03/15/34	209,937	0.0
265,513		5.000%, due 04/15/34	292,833	0.0
523,341		5.000%, due 04/15/34	574,029	0.1
210,930		5.000%, due 07/20/34	228,996	0.0
5,213,771		5.000%, due 10/20/34	5,689,202	0.7
524,364		5.000%, due 12/20/34	569,275	0.1
143,099		5.000%, due 12/20/34	155,356	0.0

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
117,054		5.000%, due 01/15/35	$127,231	0.0
97,305		5.000%, due 03/15/35	105,764	0.0
649,018		5.000%, due 03/15/35	709,524	0.1
2,938,556		5.000%, due 03/20/35	3,258,193	0.4
341,303		5.000%, due 04/15/35	376,065	0.0
198,077		5.000%, due 04/15/35	216,883	0.0
937,061		5.000%, due 04/15/35	1,033,632	0.1
186,263		5.000%, due 04/15/35	202,458	0.0
70,621		5.000%, due 05/15/35	78,419	0.0
6,061,176	ˆ	5.000%, due 05/20/35	188,641	0.0
318,918		5.000%, due 05/20/35	348,847	0.0
95,446		5.000%, due 06/15/35	103,746	0.0
755,816		5.000%, due 07/20/35	832,896	0.1
230,701		5.000%, due 09/15/35	252,965	0.0
646,593	ˆ	5.000%, due 09/16/35	38,658	0.0
1,352,730		5.000%, due 10/20/35	1,518,812	0.2
1,654,832		5.000%, due 11/20/35	1,807,941	0.2
109,841		5.000%, due 12/15/35	119,454	0.0
930,124		5.000%, due 04/20/36	1,016,042	0.1
240,081		5.000%, due 05/20/37	260,875	0.0
197,925		5.000%, due 09/20/37	209,540	0.0
169,149		5.000%, due 12/20/37	183,488	0.0
602,426		5.000%, due 12/20/37	653,873	0.1
5,085,706	ˆ	5.000%, due 01/20/38	717,970	0.1
342,694		5.000%, due 01/20/38	372,364	0.0
172,788		5.000%, due 02/15/38	187,876	0.0
74,458		5.000%, due 05/20/38	78,985	0.0
549,825		5.000%, due 06/20/38	576,030	0.1
373,664		5.000%, due 06/20/38	394,399	0.1
200,636		5.000%, due 08/20/38	210,115	0.0
454,739		5.000%, due 10/20/38	482,621	0.1
476,056		5.000%, due 11/20/38	498,771	0.1
1,320,514		5.000%, due 01/20/39	1,401,535	0.2
585,456		5.000%, due 02/15/39	641,965	0.1
755,383		5.000%, due 03/15/39	839,171	0.1
1,029,000		5.000%, due 05/20/39	1,085,090	0.1
2,549,407	ˆ	5.000%, due 07/16/39	461,012	0.1
171,750		5.000%, due 07/20/39	182,167	0.0
865,290		5.000%, due 10/20/39	940,307	0.1
547,166		5.000%, due 11/15/39	598,539	0.1
1,900,955		5.000%, due 11/15/39	2,098,496	0.2
3,833,273		5.000%, due 11/15/39	4,230,632	0.5
1,698,068		5.000%, due 12/20/39	1,843,344	0.2
3,417,113		5.000%, due 12/20/39	3,793,936	0.4
9,965,943	ˆ	5.000%, due 03/20/40	1,791,177	0.2
1,023,141		5.000%, due 04/15/40	1,114,916	0.1
1,635,324		5.000%, due 05/15/40	1,794,870	0.2
38,636,683		5.000%, due 05/20/40	41,928,915	4.9
1,407,440		5.000%, due 09/15/40	1,533,735	0.2
2,350,219		5.000%, due 09/15/40	2,562,048	0.3
1,420,782	ˆ	5.000%, due 05/20/41	311,940	0.0
3,826,720		5.000%, due 07/20/41	4,181,144	0.5
252,907		5.100%, due 04/20/32	276,626	0.0
3,902,943		5.125%, due 10/20/35	4,188,646	0.5
614,333		5.125%, due 08/20/40	668,409	0.1
1,961,776		5.250%, due 03/20/35	2,105,200	0.3
2,824,386		5.250%, due 04/20/35	3,031,646	0.4
2,617,883		5.250%, due 08/20/35	2,809,755	0.3
8,100,000		5.250%, due 01/20/38	8,957,948	1.0
5,779,907		5.356%, due 02/20/38	6,437,034	0.8
3,283,276		5.375%, due 06/20/35	3,523,492	0.4
1,462,140		5.375%, due 07/20/35	1,569,676	0.2
1,357,705		5.444%, due 04/16/39	1,461,779	0.2
13,586,255		5.473%, due 01/20/60	14,990,163	1.7
243,401		5.500%, due 08/20/24	269,636	0.0
5,583		5.500%, due 04/20/29	6,181	0.0
137,955		5.500%, due 12/20/32	153,196	0.0
1,162,885		5.500%, due 01/16/33	1,278,363	0.2
2,242,568		5.500%, due 01/17/33	2,476,214	0.3
3,660,389		5.500%, due 02/20/33	3,952,664	0.5
25,827		5.500%, due 04/15/33	28,436	0.0
73,710		5.500%, due 06/15/33	81,156	0.0
474,027		5.500%, due 08/20/33	526,338	0.1
1,746,981		5.500%, due 10/20/33	1,903,185	0.2
314,970	ˆ	5.500%, due 11/20/33	3,766	0.0
88,900		5.500%, due 11/20/33	98,236	0.0
141,902		5.500%, due 12/20/33	158,135	0.0
252,462		5.500%, due 01/15/34	285,975	0.0
225,000		5.500%, due 02/20/34	250,423	0.0
4,473,625		5.500%, due 03/16/34	4,975,383	0.6
262,638		5.500%, due 03/20/34	290,231	0.0
533,217		5.500%, due 04/15/34	598,864	0.1
840,200		5.500%, due 04/20/34	934,539	0.1
990,864		5.500%, due 04/20/34	1,094,930	0.1
349,234		5.500%, due 04/20/34	388,966	0.1
73,778		5.500%, due 04/20/34	81,916	0.0
296,670		5.500%, due 06/15/34	330,053	0.0
109,583		5.500%, due 06/20/34	121,097	0.0
420,966		5.500%, due 06/20/34	467,099	0.1
370,821		5.500%, due 07/20/34	411,666	0.1
143,304		5.500%, due 07/20/34	159,113	0.0
159,290		5.500%, due 08/20/34	176,024	0.0
333,819		5.500%, due 09/15/34	367,117	0.0
946,885		5.500%, due 09/15/34	1,041,325	0.1
97,490		5.500%, due 09/15/34	107,207	0.0
146,696		5.500%, due 10/15/34	164,759	0.0
50,872		5.500%, due 12/15/34	55,947	0.0
422,728		5.500%, due 01/15/35	475,682	0.1
163,043		5.500%, due 01/15/35	179,584	0.0
257,896		5.500%, due 01/20/35	284,967	0.0
249,906		5.500%, due 02/15/35	278,522	0.0
52,181		5.500%, due 02/15/35	57,385	0.0
255,942		5.500%, due 03/15/35	281,907	0.0
632,133		5.500%, due 03/15/35	699,836	0.1
314,980		5.500%, due 03/15/35	346,936	0.0
150,976		5.500%, due 04/15/35	166,292	0.0
536,139		5.500%, due 04/15/35	593,240	0.1
353,901		5.500%, due 04/15/35	389,198	0.1
989,813		5.500%, due 05/15/35	1,103,161	0.1
89,194		5.500%, due 05/15/35	98,243	0.0
973,632		5.500%, due 05/15/35	1,075,374	0.1
581,106		5.500%, due 05/20/35	644,256	0.1
420,644		5.500%, due 06/15/35	468,808	0.1
271,518		5.500%, due 06/20/35	304,732	0.0
1,501,524		5.500%, due 07/15/35	1,669,314	0.2
1,116,545		5.500%, due 08/15/35	1,242,384	0.2
54,205		5.500%, due 08/20/35	60,043	0.0
666,995		5.500%, due 09/20/35	739,367	0.1
10,119,449		5.500%, due 12/16/35	11,291,707	1.3
2,612,943		5.500%, due 02/20/36	2,943,013	0.3
189,954		5.500%, due 04/15/36	209,144	0.0
251,292		5.500%, due 06/20/36	277,771	0.0
1,250,000		5.500%, due 08/16/36	1,378,719	0.2
200,000		5.500%, due 07/16/37	222,180	0.0
4,208,070		5.500%, due 10/20/37	4,689,669	0.6
5,312,949		5.500%, due 11/20/37	5,893,930	0.7

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
130,526		5.500%, due 06/20/38	$138,397	0.0
134,281		5.500%, due 08/20/38	142,396	0.0
279,488		5.500%, due 09/20/38	296,322	0.0
39,078		5.500%, due 10/20/38	41,434	0.0
361,453		5.500%, due 11/20/38	383,180	0.1
43,536		5.500%, due 12/20/38	46,156	0.0
11,508,920		5.500%, due 01/15/39	13,045,089	1.5
233,850		5.500%, due 01/15/39	257,745	0.0
137,515		5.500%, due 01/20/39	145,788	0.0
1,371,039		5.500%, due 03/20/39	1,453,812	0.2
203,643		5.500%, due 06/15/39	223,755	0.0
104,932		5.500%, due 06/20/39	111,132	0.0
2,525,308		5.500%, due 09/16/39	2,786,821	0.3
167,831		5.500%, due 10/20/39	186,288	0.0
591,684		5.500%, due 09/15/40	650,268	0.1
1,002,033	ˆ	5.500%, due 09/16/40	162,470	0.0
4,046,632		5.500%, due 06/15/43	4,498,249	0.5
91,216		5.600%, due 12/20/36	100,685	0.0
183,588		5.600%, due 12/20/36	202,537	0.0
172,970		5.600%, due 01/20/37	191,311	0.0
111,462		5.600%, due 01/20/37	122,998	0.0
106,780		5.600%, due 03/20/37	117,596	0.0
141,102		5.600%, due 04/20/37	155,684	0.0
112,545		5.600%, due 07/20/37	124,463	0.0
84,389		5.600%, due 07/20/37	93,103	0.0
30,866		5.600%, due 10/20/37	34,053	0.0
91,866		5.600%, due 01/20/38	101,353	0.0
78,675		5.600%, due 02/20/38	86,797	0.0
106,190		5.600%, due 02/20/38	117,186	0.0
159,440		5.750%, due 12/20/27	177,277	0.0
55,592		5.750%, due 03/20/28	59,671	0.0
105,814		5.750%, due 03/20/28	117,652	0.0
165,006		5.750%, due 04/20/28	183,569	0.0
104,767		5.750%, due 07/20/28	115,756	0.0
128,136		5.750%, due 10/20/28	142,345	0.0
54,376		5.750%, due 01/20/29	60,419	0.0
93,742		5.750%, due 04/20/29	104,239	0.0
358,845		5.750%, due 07/20/29	398,719	0.1
8,169,922		5.750%, due 07/20/38	9,039,426	1.1
11,315,660	ˆ	5.833%, due 09/20/38	1,502,310	0.2
12,268,749	ˆ	5.833%, due 12/20/40	1,980,264	0.2
9,740,981		5.866%, due 04/16/39	10,714,777	1.2
5,748,086	ˆ	5.883%, due 12/20/40	1,037,778	0.1
5,437,298	ˆ	5.933%, due 05/20/32	644,687	0.1
5,380,849		5.950%, due 02/15/44	5,649,334	0.7
1,729,316		5.970%, due 11/15/31	1,798,958	0.2
4,279,255	ˆ	5.983%, due 09/16/39	669,976	0.1
214,902		6.000%, due 01/20/24	234,205	0.0
299,712		6.000%, due 10/15/25	338,339	0.0
676,995		6.000%, due 04/15/26	756,837	0.1
229,505		6.000%, due 10/20/27	255,989	0.0
51,573		6.000%, due 07/15/28	57,467	0.0
180,401		6.000%, due 07/15/28	200,619	0.0
151,519		6.000%, due 08/15/28	168,818	0.0
57,039		6.000%, due 09/15/28	63,504	0.0
166,018		6.000%, due 09/15/28	185,784	0.0
100,064		6.000%, due 02/15/29	111,434	0.0
37,430		6.000%, due 04/15/29	41,687	0.0
265,609		6.000%, due 05/15/29	300,049	0.0
548,855		6.000%, due 07/15/32	612,424	0.1
43,600		6.000%, due 08/15/32	48,600	0.0
180,987		6.000%, due 09/15/32	201,698	0.0
602,706		6.000%, due 11/15/32	680,420	0.1
439,821		6.000%, due 12/15/32	496,688	0.1
1,721,107		6.000%, due 01/15/33	1,943,465	0.2
2,111,707		6.000%, due 01/15/33	2,384,507	0.3
552,667		6.000%, due 01/15/33	618,117	0.1
96,605		6.000%, due 02/15/33	107,633	0.0
444,707		6.000%, due 03/15/33	502,165	0.1
83,357		6.000%, due 03/15/33	94,124	0.0
140,665		6.000%, due 04/15/33	156,731	0.0
251,816		6.000%, due 05/15/33	283,764	0.0
341,444		6.000%, due 05/15/33	384,763	0.1
106,542		6.000%, due 09/15/33	118,712	0.0
254,021		6.000%, due 09/15/33	286,250	0.0
607,057		6.000%, due 09/15/33	683,357	0.1
73,442		6.000%, due 09/15/33	81,831	0.0
195,086		6.000%, due 10/15/33	219,057	0.0
124,285		6.000%, due 10/15/33	138,476	0.0
170,627		6.000%, due 10/15/33	192,282	0.0
236,526		6.000%, due 10/15/33	266,258	0.0
899,562		6.000%, due 12/15/33	1,012,644	0.1
1,471,746		6.000%, due 12/16/33	1,632,365	0.2
309,981		6.000%, due 01/15/34	350,036	0.0
1,258,672	ˆ	6.000%, due 01/20/34	264,984	0.0
1,792,376		6.000%, due 03/20/34	2,134,063	0.3
139,653		6.000%, due 09/15/34	157,425	0.0
367,700		6.000%, due 10/15/34	415,217	0.1
245,152		6.000%, due 10/20/34	274,027	0.0
745,500		6.000%, due 04/20/36	853,207	0.1
704,413		6.000%, due 03/15/37	782,162	0.1
7,610,000		6.000%, due 07/20/37	8,490,142	1.0
356,734		6.000%, due 09/20/37	396,557	0.1
3,743,977		6.000%, due 10/20/37	4,312,793	0.5
2,017,410		6.000%, due 03/20/38	2,253,697	0.3
53,206		6.000%, due 05/20/38	57,592	0.0
240,427		6.000%, due 08/20/38	253,684	0.0
323,248		6.000%, due 09/20/38	341,173	0.0
369,482		6.000%, due 10/20/38	389,970	0.1
250,259		6.000%, due 11/15/38	278,955	0.0
432,263		6.000%, due 12/15/38	481,777	0.1
323,916		6.000%, due 12/15/38	361,580	0.0
2,126,213		6.000%, due 07/16/39	2,399,564	0.3
1,157,347		6.000%, due 08/15/39	1,302,446	0.2
1,014,606		6.000%, due 08/15/39	1,141,827	0.1
2,123,551	ˆ	6.000%, due 01/16/40	921,396	0.1
12,507,949		6.000%, due 06/20/43	13,876,193	1.6
22,235,854	ˆ	6.183%, due 04/16/39	2,995,603	0.4
8,795,690	ˆ	6.333%, due 09/20/37	1,514,351	0.2
9,642,925	ˆ	6.333%, due 09/20/38	1,382,806	0.2
4,481,169	ˆ	6.333%, due 05/16/38	714,659	0.1
4,213,257	ˆ	6.483%, due 09/16/40	749,011	0.1
250,226		6.490%, due 01/15/28	278,830	0.0
97,033		6.500%, due 07/20/29	111,306	0.0
91,199		6.500%, due 04/20/32	96,034	0.0
73,807		6.500%, due 07/20/32	81,559	0.0
121,125		6.500%, due 10/20/33	129,310	0.0
397,844		6.500%, due 11/15/33	438,720	0.1
104,072		6.500%, due 11/20/33	111,494	0.0
119,459		6.500%, due 02/20/34	127,308	0.0
433,417		6.500%, due 08/20/34	483,951	0.1
204,268		6.500%, due 08/20/34	222,476	0.0
204,962		6.500%, due 08/20/34	223,091	0.0
234,411		6.500%, due 09/20/34	257,234	0.0
3,233		6.500%, due 09/20/34	3,630	0.0
85,212		6.500%, due 09/20/34	89,089	0.0

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
329,508		6.500%, due 10/20/34	$361,933	0.0
182,754		6.500%, due 11/20/34	198,590	0.0
77,864		6.500%, due 12/20/34	81,168	0.0
105,568		6.500%, due 03/20/35	112,190	0.0
228,683		6.500%, due 05/15/36	255,713	0.0
105,815		6.500%, due 09/15/36	118,369	0.0
121,697		6.500%, due 05/20/38	131,087	0.0
1,490,168		6.500%, due 09/16/38	1,685,213	0.2
2,278,296		6.500%, due 01/20/39	2,569,022	0.3
3,600,440	ˆ	6.603%, due 02/16/35	663,096	0.1
3,801		6.750%, due 08/15/28	4,248	0.0
67,924		6.750%, due 10/15/28	75,950	0.0
125,530		6.750%, due 10/15/28	140,323	0.0
27,372		7.000%, due 03/15/32	30,971	0.0
544,676		7.000%, due 05/16/32	621,148	0.1
58,360		7.000%, due 09/20/34	67,355	0.0
332,475		7.000%, due 09/20/34	383,361	0.1
129,603		7.000%, due 08/20/36	149,072	0.0
19,787		7.250%, due 01/15/29	20,473	0.0
3,207,309	ˆ	7.333%, due 05/16/31	622,726	0.1
1,730,724	ˆ	7.433%, due 10/16/29	372,932	0.0
29,729		7.500%, due 08/20/27	34,461	0.0
26,966		7.500%, due 10/15/31	30,734	0.0
1,350,916		7.500%, due 02/20/34	1,447,139	0.2
5,151,465	ˆ	7.500%, due 04/16/37	1,576,127	0.2
700,533		7.500%, due 10/15/38	812,953	0.1
1,202,465		7.500%, due 08/20/39	1,474,187	0.2
13,957		7.800%, due 05/15/19	14,038	0.0
2,034		8.000%, due 03/20/24	2,046	0.0
22,615		8.000%, due 11/15/25	25,851	0.0
13,249		8.000%, due 07/15/26	15,251	0.0
36,627		8.000%, due 07/15/26	42,047	0.0
84,271		8.000%, due 09/15/26	95,814	0.0
23,545		8.000%, due 09/20/26	28,090	0.0
19,729		8.000%, due 12/15/26	22,601	0.0
12,867		8.000%, due 04/15/27	14,762	0.0
5,484		8.000%, due 06/15/27	5,516	0.0
41,100		8.000%, due 07/15/27	46,343	0.0
13,154		8.000%, due 03/15/28	13,366	0.0
20,048		8.050%, due 07/15/19	20,167	0.0
100,208		8.833%, due 04/20/34	106,696	0.0
15,349		9.000%, due 05/15/16	15,448	0.0
3,472		9.500%, due 11/15/21	3,855	0.0
1,575,435		13.967%, due 09/16/31	1,981,785	0.2
80,186		15.666%, due 01/20/32	103,369	0.0
193,884		19.705%, due 09/20/37	264,234	0.0
479,468		20.500%, due 02/16/32	644,991	0.1
456,601		24.689%, due 04/16/37	636,607	0.1
			732,164,924	84.9

		Total U.S. Government Agency Obligations (Cost $880,504,651)	883,225,614	102.4

U.S. TREASURY OBLIGATIONS: 1.2%
		U.S. Treasury Bonds: 1.2%
10,740,000		3.625%, due 08/15/43	10,103,150	1.2

		Total U.S. Treasury Obligations (Cost $10,441,081)	10,103,150	1.2

		Total Long-Term Investments (Cost $897,991,901)	900,207,718	104.4

SHORT-TERM INVESTMENTS: 1.7%
		U.S. Treasury Bills: 1.7%
15,000,000		United States Treasury Bill, 0.100%, 11/13/14 (Cost $14,981,421)	14,987,205	1.7

		Total Short-Term Investments (Cost $14,981,421)	14,987,205	1.7

		Total Investments in Securities (Cost $912,973,322)	$915,194,923	106.1
		Liabilities in Excess of Other Assets	(52,876,841)	(6.1)
		Net Assets	$862,318,082	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

W	Settlement is on a when-issued or delayed-delivery basis.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $913,704,038.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$18,526,920
Gross Unrealized Depreciation	(17,036,035)
Net Unrealized Appreciation	$1,490,885

ING GNMA INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$6,878,954	$—	$6,878,954
Short-Term Investments	—	14,987,205	—	14,987,205
U.S. Treasury Obligations	—	10,103,150	—	10,103,150
U.S. Government Agency Obligations	—	883,225,614	—	883,225,614
Total Investments, at fair value	$—	$915,194,923	$—	$915,194,923
Other Financial Instruments+
Futures	1,101,565	—	—	1,101,565
Total Assets	$1,101,565	$915,194,923	$—	$916,296,488
Liabilities Table
Other Financial Instruments+
Futures	$(10,540)	$—	$—	$(10,540)
Total Liabilities	$(10,540)	$—	$—	$(10,540)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

ING GNMA Income Fund Open Futures Contracts on December 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	16	03/20/14	$1,968,750	$(10,540)
			$1,968,750	$(10,540)
Short Contracts
U.S. Treasury 5-Year Note	(177)	03/31/14	(21,118,312)	276,116
U.S. Treasury Long Bond	(361)	03/31/14	(46,320,813)	825,449
			$(67,439,125)	$1,101,565

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Interest rate contracts	Futures contracts	$1,101,565
Total Asset Derivatives		$1,101,565

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$10,540
Total Liability Derivatives		$10,540

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 93.7%
		Basic Materials: 6.3%
650,000		Aleris International, Inc., 7.875%, 11/01/20	$693,875	0.2
942,000		ArcelorMittal, 6.125%, 06/01/18	1,037,377	0.3
1,250,000		ArcelorMittal, 6.000%, 03/01/21	1,331,250	0.4
1,235,000		Chemtura Corp., 5.750%, 07/15/21	1,258,156	0.4
250,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	266,875	0.1
1,500,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,642,500	0.5
750,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	844,688	0.2
500,000	#	Hecla Mining Co., 6.875%, 05/01/21	482,500	0.1
1,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,043,750	0.3
450,000		Hexion US Finance Corp., 6.625%, 04/15/20	463,500	0.1
1,550,000		Huntsman International LLC, 4.875%, 11/15/20	1,534,500	0.4
1,750,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,763,125	0.5
500,000		Momentive Performance Materials, Inc., 8.875%, 10/15/20	528,750	0.2
1,000,000	#	Neenah Paper, Inc., 5.250%, 05/15/21	977,500	0.3
500,000	#	New Gold, Inc., 7.000%, 04/15/20	515,625	0.1
1,000,000	#, &	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	1,050,000	0.3
200,000		PolyOne Corp., 5.250%, 03/15/23	196,000	0.1
275,000		PolyOne Corp., 7.375%, 09/15/20	304,906	0.1
1,250,000	#	PQ Corp., 8.750%, 05/01/18	1,365,625	0.4
700,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	782,250	0.2
307,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	319,280	0.1
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	512,500	0.1
500,000	#	SPCM SA, 6.000%, 01/15/22	530,000	0.2
750,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	780,000	0.2
1,550,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	1,660,438	0.5
			21,884,970	6.3

		Communications: 14.9%
500,000	#	Alcatel-Lucent USA, Inc., 4.625%, 07/01/17	503,125	0.1
1,000,000	#	Alcatel-Lucent USA, Inc., 6.750%, 11/15/20	1,041,250	0.3
370,000		Allbritton Communications Co., 8.000%, 05/15/18	393,125	0.1
1,000,000	#	Altice Financing SA, 6.500%, 01/15/22	1,012,500	0.3
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	1,040,000	0.3
34,781	#	American Media, Inc., 13.500%, 06/15/18	37,737	0.0
665,000	#	Block Communications, Inc., 7.250%, 02/01/20	708,225	0.2
720,000		Cablevision Systems Corp., 7.750%, 04/15/18	806,400	0.2
750,000	#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	720,000	0.2
650,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	671,125	0.2
460,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	488,175	0.1
1,550,000		CenturyLink, Inc., 5.625%, 04/01/20	1,584,875	0.5
750,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	706,875	0.2
500,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	515,000	0.1
178,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	194,020	0.1
800,000		Cincinnati Bell, Inc., 8.750%, 03/15/18	844,000	0.2
270,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	275,062	0.1
730,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	749,162	0.2

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	$109,725	0.0
1,530,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,616,062	0.5
1,000,000	#, &	CommScope Holding Co., Inc., 6.625%, 06/01/20	1,045,000	0.3
1,100,000		Cricket Communications, Inc., 7.750%, 10/15/20	1,258,125	0.4
1,130,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	1,288,200	0.4
1,000,000		DISH DBS Corp., 5.125%, 05/01/20	1,005,000	0.3
800,000		DISH DBS Corp., 5.875%, 07/15/22	804,000	0.2
480,000		DISH DBS Corp., 7.875%, 09/01/19	550,800	0.2
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	1,002,500	0.3
200,000		Frontier Communications Corp., 8.250%, 04/15/17	233,000	0.1
1,750,000	#	Gannett Co., Inc., 6.375%, 10/15/23	1,815,625	0.5
1,200,000		Gray Television, Inc., 7.500%, 10/01/20	1,281,000	0.4
825,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	917,812	0.3
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	549,375	0.2
440,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	487,300	0.1
1,500,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	1,614,375	0.5
18,024	&	iPCS, Inc., 3.492%, 05/01/14	18,047	0.0
1,050,000		LIN Television Corp., 6.375%, 01/15/21	1,097,250	0.3
250,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	256,875	0.1
285,000		Mediacom, LLC / Mediacom Capital Corp., 9.125%, 08/15/19	309,581	0.1
780,000	#	MetroPCS Wireless, Inc., 6.250%, 04/01/21	812,175	0.2
630,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	670,163	0.2
1,250,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	1,265,625	0.4
1,250,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,343,750	0.4
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,221,875	0.4
1,000,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	1,130,000	0.3
1,250,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	1,268,750	0.4
1,500,000	#	Softbank Corp., 4.500%, 04/15/20	1,470,000	0.4
1,400,000		Sprint Capital Corp., 6.875%, 11/15/28	1,326,500	0.4
1,000,000	#	Sprint Corp., 7.125%, 06/15/24	1,017,500	0.3
1,000,000	#	Sprint Corp., 7.250%, 09/15/21	1,077,500	0.3
1,000,000	#	Sprint Corp., 7.875%, 09/15/23	1,077,500	0.3
500,000		Sprint Nextel Corp., 6.000%, 11/15/22	490,000	0.1
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	802,988	0.2
1,170,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,202,175	0.3
750,000	#	Telesat Canada / Telesat, LLC, 6.000%, 05/15/17	782,813	0.2
400,000	#	T-Mobile USA, Inc., 5.250%, 09/01/18	422,500	0.1
1,000,000		T-Mobile USA, Inc., 6.125%, 01/15/22	1,020,000	0.3
1,000,000		T-Mobile USA, Inc., 6.633%, 04/28/21	1,058,750	0.3
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	260,313	0.1
200,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	211,500	0.1
500,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	526,250	0.1
500,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	532,500	0.2
1,030,625	#, &	Wind Acquisition Holdings Finance SA, 12.250%, 07/15/17	1,089,886	0.3
			51,631,321	14.9

		Consumer, Cyclical: 14.0%
1,150,000		Affinia Group, Inc., 7.750%, 05/01/21	1,213,250	0.4

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
585,000		Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.000%, 05/15/18	$628,875	0.2
400,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	418,000	0.1
950,000		AMC Entertainment, Inc., 9.750%, 12/01/20	1,091,312	0.3
1,050,000		Asbury Automotive Group, Inc., 8.375%, 11/15/20	1,185,187	0.3
1,000,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	990,000	0.3
1,000,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	1,082,500	0.3
431,000		Burlington Coat Factory Warehouse Corp., 10.000%, 02/15/19	487,569	0.1
144,000	#, &	Burlington Holdings LLC / Burlington Holding Finance, Inc., 9.000%, 02/15/18	148,320	0.0
1,000,000		Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	965,625	0.3
1,000,000	#	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.000%, 10/01/21	1,030,000	0.3
1,285,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,339,612	0.4
1,150,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,150,000	0.3
800,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	914,000	0.3
450,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	499,500	0.1
430,000		DineEquity, Inc., 9.500%, 10/30/18	479,450	0.1
1,000,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	1,062,500	0.3
400,000		Felcor Lodging L.P., 5.625%, 03/01/23	391,000	0.1
189,000		Felcor Lodging L.P., 10.000%, 10/01/14	200,813	0.1
830,000	#	General Motors Co., 3.500%, 10/02/18	852,825	0.3
120,000	#	GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 11/01/18	123,000	0.0
460,000	#	GLP Capital L.P. / GLP Financing II, Inc., 4.875%, 11/01/20	461,150	0.1
290,000	#	GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 11/01/23	286,375	0.1
1,250,000	#	Hot Topic, Inc., 9.250%, 06/15/21	1,315,625	0.4
400,000	#	K Hovnanian Enterprises, Inc., 7.250%, 10/15/20	431,500	0.1
400,000	#	K Hovnanian Enterprises, Inc., 9.125%, 11/15/20	441,000	0.1
750,000		KB Home, 6.250%, 06/15/15	796,875	0.2
500,000	#	Meritage Homes Corp., 7.150%, 04/15/20	542,500	0.2
500,000		MGM Mirage, 7.500%, 06/01/16	562,500	0.2
1,500,000		MGM Resorts International, 7.750%, 03/15/22	1,683,750	0.5
500,000		MGM Resorts International, 8.625%, 02/01/19	588,750	0.2
1,000,000	#, &	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., 7.500%, 08/01/18	1,045,000	0.3
1,000,000	#, &	MISA Investments Ltd., 8.625%, 08/15/18	1,037,500	0.3
1,000,000	#	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18	1,037,500	0.3
1,100,000		NCL Corp. Ltd., 5.000%, 02/15/18	1,138,500	0.3
250,000	#	Neiman Marcus Group LLC/The, 8.000%, 10/15/21	262,500	0.1
750,000	#, &	Neiman Marcus Group LLC/The, 8.750%, 10/15/21	789,375	0.2
1,150,000	#, &	New Academy Finance Co., LLC / New Academy Finance Corp., 8.000%, 06/15/18	1,184,512	0.3
1,500,000	#	Paris Las Vegas Holding LLC / Harrahs Las Vegas LLC / Flamingo Las Vegas Holdings, 8.000%, 10/01/20	1,567,500	0.5
525,000		Party City Holdings, Inc., 8.875%, 08/01/20	590,625	0.2
1,000,000	#, &	PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	1,031,250	0.3
1,020,000	#	PNK Finance Corp., 6.375%, 08/01/21	1,048,050	0.3
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	229,800	0.1
500,000		Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	502,500	0.1

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
750,000	#	RSI Home Products, Inc., 6.875%, 03/01/18	$789,375	0.2
750,000		Ryland Group, Inc./The, 6.625%, 05/01/20	796,875	0.2
1,167,000		Sally Holdings, LLC / Sally Capital, Inc., 5.750%, 06/01/22	1,219,515	0.4
1,351,000	#, &	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,438,815	0.4
750,000		Shea Homes L.P. / Shea Homes Funding Corp., 8.625%, 05/15/19	834,375	0.2
1,000,000	#	SIWF Merger Sub, Inc. / Springs Industries, Inc., 6.250%, 06/01/21	1,011,250	0.3
850,000		Standard Pacific Corp., 8.375%, 01/15/21	994,500	0.3
290,000		Star Gas Partners L.P., 8.875%, 12/01/17	305,950	0.1
1,100,000	#	Tops Holding Corp. / Tops Markets, LLC, 8.875%, 12/15/17	1,214,125	0.4
1,300,000		United Continental Holdings, Inc., 6.375%, 06/01/18	1,361,750	0.4
1,500,000		US Airways Group, Inc., 6.125%, 06/01/18	1,518,750	0.4
750,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	851,250	0.3
1,125,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	1,209,375	0.4
			48,373,880	14.0

		Consumer, Non-cyclical: 19.2%
1,250,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	1,306,250	0.4
1,665,000	#	American Rock Salt Co., LLC/American Rock Capital Corp., 8.250%, 05/01/18	1,683,731	0.5
1,000,000		Amsurg Corp., 5.625%, 11/30/20	1,045,000	0.3
1,150,000	#	ARAMARK Corp., 5.750%, 03/15/20	1,207,500	0.4
1,750,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,874,687	0.5
1,075,000		Biomet, Inc., 6.500%, 08/01/20	1,134,125	0.3
1,000,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	1,018,750	0.3
1,000,000	#, &	Capsugel SA, 7.000%, 05/15/19	1,020,625	0.3
1,000,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	1,157,500	0.3
600,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	621,000	0.2
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	197,362	0.1
250,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	272,500	0.1
5,000		Cott Beverages, Inc., 8.375%, 11/15/17	5,225	0.0
145,000		DaVita, Inc., 6.375%, 11/01/18	152,522	0.0
745,000		DaVita, Inc., 6.625%, 11/01/20	802,737	0.2
1,000,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	998,750	0.3
1,045,000		Eliz Arden, 7.375%, 03/15/21	1,144,275	0.3
384,000		Envision Healthcare Corp., 8.125%, 06/01/19	418,080	0.1
1,500,000	#	Endo Finance Co., 5.750%, 01/15/22	1,511,250	0.4
1,000,000	#	First Quality Finance Co., Inc., 4.625%, 05/15/21	955,000	0.3
1,150,000		Grifols, Inc., 8.250%, 02/01/18	1,227,625	0.4
600,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	657,000	0.2
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,097,500	0.6
1,405,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,538,475	0.4
360,000		HCA, Inc., 7.250%, 09/15/20	393,300	0.1
1,300,000		HCA, Inc., 7.500%, 02/15/22	1,430,000	0.4
105,000		HCA, Inc., 7.875%, 02/15/20	113,006	0.0
375,000		HDTFS, Inc., 6.250%, 10/15/22	389,062	0.1
309,000		Healthsouth Corp., 7.250%, 10/01/18	331,789	0.1
1,500,000		Hertz Corp., 6.750%, 04/15/19	1,623,750	0.5
480,000		Immucor, Inc., 11.125%, 08/15/19	542,400	0.2
500,000	#, &	Jaguar Holding Co. I, 9.375%, 10/15/17	531,250	0.2
500,000	#	Jaguar Holding Co., 9.500%, 12/01/19	565,000	0.2
420,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	438,900	0.1
1,150,000	#	JBS USA, LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	1,204,625	0.4
1,000,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	1,061,875	0.3
750,000		Lender Processing Services, Inc., 5.750%, 04/15/23	780,000	0.2

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	$1,040,000	0.3
750,000	#, &	Michael Foods Holding, Inc., 8.500%, 07/15/18	795,000	0.2
1,000,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,085,000	0.3
545,000	#	Neff Rental, LLC/Neff Finance Corp., 9.625%, 05/15/16	579,062	0.2
750,000	#	Nord Anglia Education UK Holdings PLC, 10.250%, 04/01/17	826,875	0.2
800,000	#, &	Nord Anglia Education, Inc., 8.500%, 02/15/18	824,000	0.2
620,000		Omnicare, Inc., 7.750%, 06/01/20	689,750	0.2
1,224,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	1,377,000	0.4
1,130,000		Prestige Brands, Inc., 8.125%, 02/01/20	1,271,250	0.4
1,250,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	1,340,625	0.4
500,000		Reynolds Group Issuer, Inc., 9.000%, 04/15/19	538,750	0.2
250,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	279,375	0.1
750,000		RR Donnelley & Sons Co., 7.875%, 03/15/21	836,250	0.2
190,000		United Rentals North America, Inc., 8.250%, 02/01/21	215,175	0.1
1,245,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	1,319,700	0.4
1,000,000	#	Salix Pharmaceuticals Ltd, 6.000%, 01/15/21	1,027,500	0.3
1,000,000		Select Medical Corp., 6.375%, 06/01/21	982,500	0.3
420,000		ServiceMaster Co., 7.450%, 08/15/27	357,000	0.1
1,050,000	#	Shearer’s Foods, LLC / Chip Fin Corp., 9.000%, 11/01/19	1,113,000	0.3
1,100,000	#	Spectrum Brands Escrow Corp., 6.375%, 11/15/20	1,177,000	0.3
1,280,000	#	STHI Holding Corp., 8.000%, 03/15/18	1,376,000	0.4
1,095,000		Tenet Healthcare Corp., 6.250%, 11/01/18	1,216,819	0.4
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	1,080,000	0.3
750,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	852,188	0.2
165,000		United Rentals North America, Inc., 5.750%, 07/15/18	177,169	0.1
500,000		United Rentals North America, Inc., 6.125%, 06/15/23	510,000	0.1
385,000		United Rentals North America, Inc., 7.375%, 05/15/20	428,794	0.1
285,000		United Rentals North America, Inc., 7.625%, 04/15/22	318,131	0.1
875,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	984,375	0.3
1,000,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	1,060,000	0.3
1,250,000		US Foods, Inc., 8.500%, 06/30/19	1,370,313	0.4
1,000,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	1,102,500	0.3
1,500,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/18	1,655,625	0.5
1,025,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	1,091,625	0.3
490,000	#	VPI Escrow Corp., 6.375%, 10/15/20	518,788	0.2
1,500,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	1,541,250	0.4
			66,410,815	19.2

		Diversified: 0.3%
1,150,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,188,094	0.3

		Energy: 15.8%
1,055,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	1,134,125	0.3
1,000,000		Approach Resources, Inc., 7.000%, 06/15/21	1,030,000	0.3
1,035,000		Arch Coal, Inc., 7.250%, 06/15/21	796,950	0.2
1,000,000	#	Arch Coal, Inc., 8.000%, 01/15/19	1,000,000	0.3
500,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 5.875%, 08/01/23	478,750	0.1
421,000		Berry Petroleum Co., 10.250%, 06/01/14	436,261	0.1
1,600,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	1,684,000	0.5

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
100,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.625%, 01/15/22	$101,250	0.0
175,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	195,125	0.1
825,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	919,875	0.3
400,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.625%, 08/01/20	451,000	0.1
250,000		Chaparral Energy, Inc., 7.625%, 11/15/22	268,750	0.1
895,000		Chaparral Energy, Inc., 8.250%, 09/01/21	975,550	0.3
1,525,000		Chesapeake Energy Corp., 6.125%, 02/15/21	1,643,187	0.5
1,200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,347,000	0.4
500,000		Cimarex Energy Co., 5.875%, 05/01/22	532,500	0.2
1,000,000	#	Clayton Williams Energy, Inc., 7.750%, 04/01/19	1,032,500	0.3
250,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.125%, 03/01/22	257,500	0.1
500,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	526,250	0.1
1,300,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	1,352,000	0.4
625,000		El Paso Corp., 7.250%, 06/01/18	716,334	0.2
1,200,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,353,000	0.4
1,000,000	#	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	1,047,500	0.3
750,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	810,000	0.2
1,000,000	#	Foresight Energy LLC / Foresight Energy Corp., 7.875%, 08/15/21	1,032,500	0.3
1,000,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	1,016,250	0.3
1,550,000		Halcon Resources Corp., 8.875%, 05/15/21	1,573,250	0.5
875,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, 02/15/20	951,563	0.3
750,000		Kodiak Oil & Gas Corp., 5.500%, 01/15/21	751,875	0.2
250,000		Kodiak Oil & Gas Corp., 5.500%, 02/01/22	250,000	0.1
1,000,000	#	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	972,500	0.3
500,000	#	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 8.000%, 12/01/20	522,500	0.1
1,345,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 7.000%, 11/01/19	1,365,175	0.4
525,000		Linn Energy, LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	557,813	0.2
1,000,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	1,032,500	0.3
1,125,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	1,229,063	0.4
1,000,000	#	Murray Energy Corp., 8.625%, 06/15/21	1,040,000	0.3
215,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	231,125	0.1
500,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	535,000	0.2
405,000		Oasis Petroleum, Inc., 7.250%, 02/01/19	437,400	0.1
925,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	938,875	0.3
700,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	728,000	0.2
1,000,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	915,000	0.3
1,000,000		Rex Energy Corp., 8.875%, 12/01/20	1,100,000	0.3
1,000,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	1,057,500	0.3
1,400,000		Rosetta Resources, Inc., 5.625%, 05/01/21	1,403,500	0.4
1,500,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	1,541,250	0.4

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,100,000		SandRidge Energy, Inc., 7.500%, 02/15/23	$1,122,000	0.3
500,000		SandRidge Energy, Inc., 7.500%, 03/15/21	526,250	0.2
450,000		SandRidge Energy, Inc., 8.125%, 10/15/22	479,250	0.1
1,000,000	#	SemGroup L.P., 7.500%, 06/15/21	1,062,500	0.3
500,000	#	SM Energy Co., 5.000%, 01/15/24	478,750	0.1
600,000		SM Energy Co., 6.500%, 01/01/23	632,250	0.2
1,500,000		Stone Energy Corp., 7.500%, 11/15/22	1,575,000	0.5
1,000,000	#	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 07/01/21	1,050,000	0.3
500,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	525,000	0.1
390,000		SunCoke Energy, Inc., 7.625%, 08/01/19	422,175	0.1
1,100,000	#	Talos Production LLC, 9.750%, 02/15/18	1,130,250	0.3
2,000,000		Tesoro Corp., 4.250%, 10/01/17	2,095,000	0.6
1,250,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,293,750	0.4
780,000		Westmoreland Coal Co/Westmoreland Partners, 10.750%, 02/01/18	859,950	0.2
			54,524,171	15.8

		Financial: 4.6%
500,000		Ally Financial, Inc., 3.125%, 01/15/16	512,280	0.1
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,753,125	0.5
735,000		Ally Financial, Inc., 8.000%, 03/15/20	884,756	0.2
455,000		Ally Financial, Inc., 8.300%, 02/12/15	490,262	0.1
540,000		American General Finance Corp., 5.400%, 12/01/15	562,950	0.2
200,000	#	Boyd Acquisition Sub, LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18	219,000	0.1
520,000		CIT Group, Inc., 4.250%, 08/15/17	543,400	0.1
1,000,000		CIT Group, Inc., 5.250%, 03/15/18	1,076,250	0.3
250,000		CIT Group, Inc., 5.375%, 05/15/20	266,875	0.1
250,000		CIT Group, Inc., 5.000%, 05/15/17	268,125	0.1
810,000		CIT Group, Inc., 5.000%, 08/15/22	793,122	0.2
290,000	#	CIT Group, Inc., 6.625%, 04/01/18	327,338	0.1
1,150,000	#	CNG Holdings, Inc./OH, 9.375%, 05/15/20	1,063,750	0.3
1,115,000		International Lease Finance Corp., 5.875%, 08/15/22	1,117,788	0.3
510,000		International Lease Finance Corp., 6.250%, 05/15/19	554,625	0.2
470,000		International Lease Finance Corp., 8.250%, 12/15/20	551,075	0.2
500,000	#	Realogy Corp., 7.625%, 01/15/20	563,750	0.2
770,000	#	Realogy Corp., 7.875%, 02/15/19	848,925	0.2
750,000		RHP Hotel Properties L.P. / RHP Finance Corp., 5.000%, 04/15/21	744,375	0.2
1,000,000	#, &	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	1,035,000	0.3
595,000		Springleaf Finance Corp., 6.900%, 12/15/17	653,310	0.2
1,200,000		Synovus Financial Corp., 5.125%, 06/15/17	1,245,000	0.4
			16,075,081	4.6

		Industrial: 10.5%
1,100,000	#	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	1,171,500	0.3
1,139,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	1,241,510	0.4
444,000	#	Ainsworth Lumber Co. Ltd., 7.500%, 12/15/17	479,520	0.1
455,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	480,594	0.1
1,165,000		Anixter, Inc., 5.625%, 05/01/19	1,230,531	0.4
500,000	#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	497,500	0.1
500,000	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	507,500	0.1
250,000	#	Ardagh Packaging Finance Plc, 9.125%, 10/15/20	275,000	0.1
1,000,000	#	Artesyn Escrow, Inc., 9.750%, 10/15/20	1,055,000	0.3

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,100,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	$1,116,500	0.3
250,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	253,750	0.1
1,045,500	#, &	BOE Intermediate Holding Corp., 9.000%, 11/01/17	1,095,161	0.3
750,000	#, &	BOE Merger Corp., 9.500%, 11/01/17	800,625	0.2
500,000		Boise Cascade Co., 6.375%, 11/01/20	528,750	0.2
700,000	#	Bombardier, Inc., 4.250%, 01/15/16	735,000	0.2
165,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	179,025	0.1
335,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	363,475	0.1
1,000,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,090,000	0.3
280,000		Coleman Cable, Inc., 9.000%, 02/15/18	295,400	0.1
1,700,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	1,819,000	0.5
670,000		Covanta Holding Corp., 7.250%, 12/01/20	734,516	0.2
1,000,000	#	CTP Transportation Products LLC / CTP Finance, Inc., 8.250%, 12/15/19	1,047,500	0.3
1,000,000	#	Darling Escrow Corp., 5.375%, 01/15/22	1,008,750	0.3
285,000		Darling International, Inc., 8.500%, 12/15/18	315,638	0.1
1,250,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	1,334,375	0.4
860,000		Ducommun, Inc., 9.750%, 07/15/18	961,050	0.3
605,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	634,494	0.2
1,250,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	1,253,125	0.4
500,000	#	Headwaters, Inc., 7.250%, 01/15/19	516,250	0.2
1,000,000	&	Interline Brands, Inc., 10.000%, 11/15/18	1,097,500	0.3
880,000	#	JM Huber Corp., 9.875%, 11/01/19	1,015,300	0.3
1,110,000		Kemet Corp., 10.500%, 05/01/18	1,101,675	0.3
1,000,000	#	LSB Industries, Inc., 7.750%, 08/01/19	1,055,000	0.3
509,000		Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.875%, 04/01/18	539,540	0.2
285,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	319,200	0.1
500,000	#	Milacron LLC / Mcron Finance Corp., 7.750%, 02/15/21	527,500	0.2
1,100,000		Nortek, Inc., 8.500%, 04/15/21	1,223,750	0.4
1,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	1,040,000	0.3
750,000	#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	847,500	0.2
375,000		Severstal, 10.250%, 02/15/18	399,375	0.1
310,000		SPX Corp., 6.875%, 09/01/17	351,850	0.1
1,000,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	1,040,000	0.3
1,000,000		TransDigm, Inc., 7.750%, 12/15/18	1,077,500	0.3
500,000	#	WESCO Distribution, Inc., 5.375%, 12/15/21	501,250	0.1
1,000,000	#	Wise Metals Group LLC / Wise Alloys Finance Corp., 8.750%, 12/15/18	1,057,500	0.3
			36,215,479	10.5

		Technology: 6.2%
1,000,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	1,047,500	0.3
565,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	590,425	0.2
1,555,000		Aspect Software, Inc., 10.625%, 05/15/17	1,574,437	0.4
250,000	#	Audatex North America, Inc., 6.125%, 11/01/23	258,750	0.1
335,000	#	Audatex North America, Inc., 6.000%, 06/15/21	352,587	0.1
1,250,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,293,750	0.4
525,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	582,750	0.2
32,000		CDW, LLC / CDW Finance Corp., 12.535%, 10/12/17	33,600	0.0
1,000,000	#, &	Eagle Midco, Inc., 9.000%, 06/15/18	1,047,500	0.3

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
545,000		Emdeon, Inc., 11.000%, 12/31/19	$633,563	0.2
1,050,000		Epicor Software Corp., 8.625%, 05/01/19	1,144,500	0.3
1,200,000	#	First Data Corp., 6.750%, 11/01/20	1,254,000	0.4
145,000	#	First Data Corp., 8.250%, 01/15/21	154,969	0.0
646,000	#, &	First Data Corp., 8.750%, 01/15/22	692,835	0.2
1,350,000	#	First Data Corp., 10.625%, 06/15/21	1,469,813	0.4
750,000	#	First Data Corp., 11.750%, 08/15/21	795,000	0.2
505,000		Freescale Semiconductor, Inc., 8.050%, 02/01/20	545,400	0.1
1,000,000	#, &	Healthcare Technology Intermediate, Inc., 7.375%, 09/01/18	1,045,000	0.3
750,000	#	IMS Health, Inc., 6.000%, 11/01/20	798,750	0.2
355,000		Infor US, Inc., 9.375%, 04/01/19	401,150	0.1
500,000		Infor US, Inc., 11.500%, 07/15/18	578,750	0.2
930,000	#	Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.250%, 01/15/18	967,200	0.3
1,000,000		Magnachip Semiconductor Corp., 6.625%, 07/15/21	1,022,500	0.3
620,000		MedAssets, Inc., 8.000%, 11/15/18	672,700	0.2
200,000	#	NCR Escrow Corp., 5.875%, 12/15/21	204,750	0.1
600,000	#	NCR Escrow Corp., 6.375%, 12/15/23	615,750	0.2
750,000	#	NXP BV / NXP Funding LLC, 5.750%, 03/15/23	765,000	0.2
525,000		SSI Investments II/SSI Co-Issuer, LLC, 11.125%, 06/01/18	572,250	0.2
300,000		Unisys Corp., 6.250%, 08/15/17	323,250	0.1
			21,438,429	6.2

		Utilities: 1.9%
710,000		AES Corp., 7.375%, 07/01/21	804,075	0.2
771,000	#	Calpine Corp., 7.500%, 02/15/21	845,209	0.2
366,000	#	Calpine Corp., 7.875%, 07/31/20	402,600	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	543,750	0.2
1,000,000		DPL, Inc., 7.250%, 10/15/21	1,017,500	0.3
1,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	1,038,750	0.3
830,000		NRG Energy, Inc., 7.625%, 05/15/19	881,875	0.3
830,000		NRG Energy, Inc., 7.875%, 05/15/21	923,375	0.3
			6,457,134	1.9

		Total Corporate Bonds/Notes (Cost $312,479,208)	324,199,374	93.7

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,085,201	0.3

		Total Asset-Backed Securities (Cost $997,500)	1,085,201	0.3

Shares			Value	Percentage of Net Assets

COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
195	@	American Media, Inc.	1,268	0.0
5,810	@, X	American Media, Inc., Stock Certificates	—	—

		Total Common Stock (Cost $136,656)	1,268	0.0

		Total Long-Term Investments (Cost $313,613,364)	325,285,843	94.0

SHORT-TERM INVESTMENTS: 4.9%
		Mutual Funds: 4.9%
16,946,756		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $16,946,756)	16,946,756	4.9

		Total Short-Term Investments (Cost $16,946,756)	16,946,756	4.9

		Total Investments in Securities (Cost $330,560,120)	$342,232,599	98.9
		Assets in Excess of Other Liabilities	3,893,977	1.1
		Net Assets	$346,126,576	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of December 31, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ING HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

&	Payment-in-kind

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $330,588,471.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,011,800
Gross Unrealized Depreciation	(1,367,672)
Net Unrealized Appreciation	$11,644,128

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$1,268	$1,268
Total Common Stock	—	—	1,268	1,268
Corporate Bonds/Notes	—	324,199,374	—	324,199,374
Asset-Backed Securities	—	1,085,201	—	1,085,201
Short-Term Investments	16,946,756	—	—	16,946,756
Total Investments, at fair value	$16,946,756	$325,284,575	$1,268	$342,232,599

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 33.8%
		Basic Materials: 2.5%
2,564,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	$2,576,274	0.2
2,000,000		ArcelorMittal, 6.000%, 03/01/21	2,130,000	0.1
982,000		Barrick Gold Corp., 2.500%, 05/01/18	967,187	0.1
1,373,000		Barrick Gold Corp., 4.100%, 05/01/23	1,241,461	0.1
3,351,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	3,407,923	0.2
2,527,000		Cabot Corp., 3.700%, 07/15/22	2,410,692	0.2
1,660,000		Chemtura Corp., 5.750%, 07/15/21	1,691,125	0.1
1,500,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,509,375	0.1
2,110,000	#, L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	2,310,450	0.2
1,649,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	1,645,850	0.1
1,334,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,284,409	0.1
1,126,000		Goldcorp, Inc., 3.700%, 03/15/23	1,007,388	0.1
2,010,000		Huntsman International LLC, 4.875%, 11/15/20	1,989,900	0.1
1,378,000		LYB International Finance BV, 4.000%, 07/15/23	1,360,639	0.1
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,739,025	0.1
1,655,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	1,709,822	0.1
730,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	730,055	0.0
1,300,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	1,294,394	0.1
880,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	873,400	0.1
1,028,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,056,780	0.1
2,017,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	1,923,831	0.1
778,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	788,290	0.1
			35,648,270	2.5

		Communications: 4.3%
1,043,000		AT&T, Inc., 5.350%, 09/01/40	1,032,203	0.1
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	863,950	0.1
1,025,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,015,755	0.1
2,110,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,980,763	0.1
920,000		CenturyLink, Inc., 6.750%, 12/01/23	936,100	0.1
870,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	892,838	0.1
1,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,056,250	0.1
772,000	#	COX Communications, Inc., 4.500%, 06/30/43	622,392	0.0
670,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	643,826	0.0
1,500,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,347,449	0.1
510,000		DISH DBS Corp., 4.250%, 04/01/18	521,475	0.0
1,500,000		DISH DBS Corp., 5.875%, 07/15/22	1,507,500	0.1
2,391,000		eBay, Inc., 4.000%, 07/15/42	2,025,337	0.1
1,740,000	#	Gannett Co., Inc., 6.375%, 10/15/23	1,805,250	0.1
425,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	466,969	0.0
450,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	498,375	0.0
1,025,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	1,091,625	0.1
575,000	#	MetroPCS Wireless, Inc., 6.250%, 04/01/21	598,719	0.0
1,435,000	#	MetroPCS Wireless, Inc., 6.625%, 04/01/23	1,487,019	0.1
699,000		Motorola Solutions, Inc., 3.500%, 03/01/23	646,899	0.0
671,000		Motorola Solutions, Inc., 3.750%, 05/15/22	649,798	0.1
1,547,000		News America, Inc., 3.000%, 09/15/22	1,454,752	0.1
2,021,000	#	News America, Inc., 4.000%, 10/01/23	1,998,189	0.1
770,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	870,100	0.1
2,640,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	2,699,400	0.2
2,110,000	#	Softbank Corp., 4.500%, 04/15/20	2,067,800	0.2
1,940,000	#	Sprint Corp., 7.875%, 09/15/23	2,090,350	0.2
2,600,000	#	Telefonica Chile SA, 3.875%, 10/12/22	2,385,235	0.2

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
625,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	$636,854	0.0
1,428,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	1,503,457	0.1
1,245,000		Thomson Reuters Corp., 4.300%, 11/23/23	1,250,800	0.1
1,371,000		Thomson Reuters Corp., 5.650%, 11/23/43	1,396,174	0.1
2,812,000		Time Warner, Inc., 4.050%, 12/15/23	2,804,818	0.2
1,881,000		Time Warner, Inc., 5.350%, 12/15/43	1,905,389	0.1
1,251,000		Time Warner, Inc., 6.500%, 11/15/36	1,413,750	0.1
1,000,000	#, L	T-Mobile USA, Inc., 5.250%, 09/01/18	1,056,250	0.1
4,814,000		Verizon Communications, Inc., 5.150%, 09/15/23	5,170,525	0.4
2,155,000		Verizon Communications, Inc., 6.550%, 09/15/43	2,521,820	0.2
2,551,000		Viacom, Inc., 4.250%, 09/01/23	2,546,587	0.2
1,200,000		Viacom, Inc., 4.375%, 03/15/43	1,013,486	0.1
571,000		Vodafone Group PLC, 2.950%, 02/19/23	520,940	0.0
1,293,000		WPP Finance 2010, 5.125%, 09/07/42	1,177,760	0.1
			60,174,928	4.3

		Consumer, Cyclical: 2.2%
1,375,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,433,437	0.1
2,010,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	2,296,425	0.2
2,050,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	2,178,125	0.2
1,466,000		Ford Motor Co., 4.750%, 01/15/43	1,322,455	0.1
2,623,000		Kohl’s Corp., 4.750%, 12/15/23	2,663,559	0.2
900,000		Lennar Corp., 4.750%, 12/15/17	947,250	0.1
1,681,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	1,521,880	0.1
1,263,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,066,160	0.1
2,292,000		MDC Holdings, Inc., 6.000%, 01/15/43	1,977,852	0.1
2,010,000		MGM Resorts International, 6.750%, 10/01/20	2,155,725	0.2
1,945,000	#	PNK Finance Corp., 6.375%, 08/01/21	1,998,488	0.1
335,000		Ryland Group, Inc./The, 6.625%, 05/01/20	355,938	0.0
1,680,000	#, &	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,789,200	0.1
269,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	294,555	0.0
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	990,293	0.1
1,210,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	1,176,725	0.1
1,516,000		Walgreen Co., 4.400%, 09/15/42	1,347,815	0.1
1,768,000	L	Yum! Brands, Inc., 3.875%, 11/01/23	1,710,784	0.1
3,182,000		Yum! Brands, Inc., 5.350%, 11/01/43	3,092,490	0.2
			30,319,156	2.2

		Consumer, Non-cyclical: 3.1%
692,000		Aetna, Inc., 1.500%, 11/15/17	682,164	0.1
1,165,000		Altria Group, Inc., 4.000%, 01/31/24	1,139,104	0.1
1,773,000		Altria Group, Inc., 5.375%, 01/31/44	1,780,755	0.1
785,000		Amgen, Inc., 3.875%, 11/15/21	806,581	0.1
366,000		Amgen, Inc., 5.150%, 11/15/41	364,724	0.0
1,941,000		Bristol-Myers Squibb Co., 4.500%, 03/01/44	1,859,635	0.1
3,251,000		Celgene Corp., 3.250%, 08/15/22	3,078,925	0.2
1,249,000		Coca-Cola Co/The, 3.200%, 11/01/23	1,201,762	0.1
1,240,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,447,700	0.1
1,140,000	#	ERAC USA Finance LLC, 2.800%, 11/01/18	1,152,708	0.1
1,018,000		Express Scripts Holding Co., 2.650%, 02/15/17	1,049,650	0.1
1,420,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	1,377,400	0.1
600,000		HCA Holdings, Inc., 7.750%, 05/15/21	657,000	0.0
1,395,000		HCA, Inc., 7.250%, 09/15/20	1,524,037	0.1
804,000		Healthsouth Corp., 7.250%, 10/01/18	863,295	0.1
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,067,708	0.1
615,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	670,350	0.1
600,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	553,200	0.0
464,000		Medtronic, Inc., 2.750%, 04/01/23	429,349	0.0
1,050,000		Mylan, Inc./PA, 4.200%, 11/29/23	1,033,141	0.1
1,657,000		Reynolds American, Inc., 4.850%, 09/15/23	1,711,121	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,000,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	$2,050,000	0.1
1,434,000		St Jude Medical, Inc., 3.250%, 04/15/23	1,338,368	0.1
1,320,000		St Jude Medical, Inc., 4.750%, 04/15/43	1,251,327	0.1
1,960,000	#	Tenet Healthcare Corp., 6.000%, 10/01/20	2,049,425	0.1
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	989,344	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,058,750	0.1
2,171,000		WellPoint, Inc., 4.625%, 05/15/42	2,006,944	0.1
1,753,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	1,743,304	0.1
2,464,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	2,445,372	0.2
1,146,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	1,133,208	0.1
1,267,000		Zoetis, Inc., 1.875%, 02/01/18	1,257,247	0.1
1,774,000		Zoetis, Inc., 3.250%, 02/01/23	1,660,455	0.1
636,000		Zoetis, Inc., 4.700%, 02/01/43	594,585	0.0
			44,028,638	3.1

		Diversified: 0.1%
1,700,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,812,625	0.1

		Energy: 3.7%
825,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	709,500	0.1
200,000	L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	173,500	0.0
870,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	999,269	0.1
870,000	#	Antero Resources Finance Corp., 5.375%, 11/01/21	879,244	0.1
2,441,000		BP Capital Markets PLC, 2.750%, 05/10/23	2,229,673	0.2
1,980,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	2,207,700	0.2
2,551,000		Cenovus Energy, Inc., 3.800%, 09/15/23	2,487,819	0.2
1,300,000		Chesapeake Energy Corp., 6.125%, 02/15/21	1,400,750	0.1
375,000		Chesapeake Energy Corp., 6.625%, 08/15/20	420,937	0.0
325,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	342,062	0.0
2,172,000		Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	2,097,720	0.1
1,467,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	1,606,365	0.1
533,000		Enbridge Energy Partners, 4.200%, 09/15/21	536,416	0.0
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	1,971,699	0.1
1,770,000		Enbridge, Inc., 4.000%, 10/01/23	1,738,882	0.1
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,206,425	0.1
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,252,207	0.1
2,074,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	2,126,356	0.2
1,244,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	1,611,606	0.1
1,810,000		FMC Technologies, Inc., 3.450%, 10/01/22	1,667,430	0.1
1,250,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	1,381,250	0.1
1,800,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
600,000	#	KazMunayGas National Co. JSC, 4.400%, 04/30/23	558,000	0.0
2,254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	2,569,447	0.2
650,000		ONEOK Partners L.P., 2.000%, 10/01/17	647,135	0.0
663,000		ONEOK Partners L.P., 3.375%, 10/01/22	619,986	0.0
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,196,250	0.1
2,332,000		Petrobras Global Finance BV, 4.375%, 05/20/23	2,097,702	0.1
1,443,000		Phillips 66, 2.950%, 05/01/17	1,501,923	0.1
830,000		Plains Exploration & Production Co., 8.625%, 10/15/19	910,821	0.1
2,050,000		SandRidge Energy, Inc., 7.500%, 03/15/21	2,157,625	0.2
1,608,000		Statoil ASA, 3.700%, 03/01/24	1,597,062	0.1
790,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	881,623	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,600,000		Transocean, Inc., 2.500%, 10/15/17	$2,628,816	0.2
1,070,000		Transocean, Inc., 3.800%, 10/15/22	1,014,507	0.1
2,042,000		Weatherford International Ltd., 5.950%, 04/15/42	2,046,425	0.1
969,000		Weatherford International Ltd., 6.750%, 09/15/40	1,048,237	0.1
1,782,000		Williams Partners L.P., 4.500%, 11/15/23	1,770,515	0.1
			52,292,884	3.7

		Financial: 13.5%
1,615,000		Abbey National Treasury Services PLC/London, 3.050%, 08/23/18	1,660,423	0.1
2,307,000	#	ABN AMRO Bank NV, 2.500%, 10/30/18	2,303,170	0.2
3,513,600	L	Aegon NV, 2.956%, 07/29/49	3,011,085	0.2
1,636,000		American International Group, Inc., 3.375%, 08/15/20	1,646,038	0.1
1,050,000		American International Group, Inc., 5.850%, 01/16/18	1,206,092	0.1
1,257,000		American International Group, Inc., 8.175%, 05/15/68	1,527,255	0.1
1,277,000		American Tower Corp., 3.400%, 02/15/19	1,300,872	0.1
1,410,000		American Tower Corp., 4.500%, 01/15/18	1,511,231	0.1
2,199,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	2,199,284	0.2
2,205,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	2,025,306	0.1
400,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	370,000	0.0
BRL 2,887,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,362,828	0.1
3,807,000		Bank of America Corp., 2.600%, 01/15/19	3,826,218	0.3
3,582,000		Bank of America Corp., 3.300%, 01/11/23	3,390,693	0.2
1,576,000		Bank of America Corp., 4.100%, 07/24/23	1,583,242	0.1
1,314,000		Bank of America Corp., 8.000%, 12/29/49	1,462,774	0.1
1,825,000		Bank of New York Mellon Corp./The, 3.950%, 11/18/25	1,807,642	0.1
1,996,000		Barclays Bank PLC, 7.625%, 11/21/22	2,130,730	0.2
1,470,000		BB&T Corp., 2.050%, 06/19/18	1,456,181	0.1
3,349,000		BBVA, 4.664%, 10/09/15	3,522,230	0.3
1,611,000		BioMed Realty L.P., 4.250%, 07/15/22	1,547,208	0.1
2,016,000		BNP Paribas SA, 2.700%, 08/20/18	2,054,999	0.1
777,000		Boston Properties L.P., 3.700%, 11/15/18	820,106	0.1
1,333,000		BPCE SA, 2.500%, 12/10/18	1,326,686	0.1
2,388,000	#	BPCE SA, 5.700%, 10/22/23	2,465,085	0.2
700,000	#	Caixa Economica Federal, 4.500%, 10/03/18	697,200	0.1
2,452,000		Citigroup, Inc., 3.500%, 05/15/23	2,285,551	0.2
1,025,000		Citigroup, Inc., 4.450%, 01/10/17	1,111,318	0.1
1,740,000		Citigroup, Inc., 5.500%, 09/13/25	1,833,346	0.1
489,000		Citigroup, Inc., 5.875%, 01/30/42	549,699	0.0
1,603,000		Citigroup, Inc., 5.900%, 12/29/49	1,504,876	0.1
2,131,000		Citigroup, Inc., 1.700%, 07/25/16	2,152,280	0.2
2,961,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.750%, 12/01/43	3,139,631	0.2
1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,201,575	0.2
4,386,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,676,572	0.3
1,730,000	#	Credit Suisse Group AG, 7.500%, 12/29/49	1,829,994	0.1
2,881,000		Deutsche Bank AG, 4.296%, 05/24/28	2,609,149	0.2
805,000		Discover Financial Services, 3.850%, 11/21/22	763,530	0.1
367,000		Discover Financial Services, 6.450%, 06/12/17	416,037	0.0
2,049,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	2,013,520	0.1
1,169,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	1,153,400	0.1
1,577,000		Duke Realty L.P., 3.875%, 02/15/21	1,555,936	0.1
1,260,000		ERP Operating L.P., 3.000%, 04/15/23	1,150,966	0.1
1,840,000		Equity One, Inc., 3.750%, 11/15/22	1,726,928	0.1
1,995,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	1,967,210	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
561,000		Ford Motor Co., 3.000%, 06/12/17	$583,314	0.0
1,065,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,332,023	0.1
849,000		General Electric Capital Corp., 3.150%, 09/07/22	821,868	0.1
525,000		General Electric Capital Corp., 3.350%, 10/17/16	558,064	0.0
1,828,000		General Electric Capital Corp., 5.300%, 02/11/21	2,045,386	0.1
1,200,000		General Electric Capital Corp., 6.250%, 12/15/49	1,244,135	0.1
1,700,000		General Electric Capital Corp., 7.125%, 12/15/49	1,902,812	0.1
1,590,000		Genworth Holdings, Inc., 4.800%, 02/15/24	1,571,092	0.1
1,964,000		Genworth Holdings, Inc., 4.900%, 08/15/23	1,963,692	0.1
1,767,000		Goldman Sachs Group, Inc., 1.838%, 11/29/23	1,798,405	0.1
1,238,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,243,348	0.1
2,048,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,085,384	0.2
2,898,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,807,243	0.2
998,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,110,534	0.1
1,058,000		Hartford Financial Services Group, Inc., 5.125%, 04/15/22	1,152,735	0.1
593,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	716,754	0.1
930,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	1,088,565	0.1
1,763,000	#	HBOS PLC, 6.750%, 05/21/18	2,002,107	0.1
1,301,000		HSBC Finance Corp., 6.676%, 01/15/21	1,495,278	0.1
3,121,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	3,124,627	0.2
2,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	2,147,195	0.2
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,205,512	0.1
794,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	809,490	0.1
2,755,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	2,740,732	0.2
559,000	#	IPIC GMTN Ltd., 3.750%, 03/01/17	591,841	0.0
800,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	876,000	0.1
326,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	328,119	0.0
2,726,000		JPMorgan Chase & Co., 1.625%, 05/15/18	2,670,801	0.2
2,780,000		JPMorgan Chase & Co., 3.375%, 05/01/23	2,591,869	0.2
1,439,000		JPMorgan Chase & Co., 5.400%, 01/06/42	1,549,522	0.1
1,643,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,579,334	0.1
1,382,000		Kilroy Realty L.P., 3.800%, 01/15/23	1,289,222	0.1
1,705,000		Kimco Realty Corp., 3.125%, 06/01/23	1,551,079	0.1
1,322,000		Lincoln National Corp., 4.000%, 09/01/23	1,305,105	0.1
2,155,000	#	Macquarie Group Ltd., 3.000%, 12/03/18	2,147,630	0.2
3,294,000		MetLife, Inc., 4.875%, 11/13/43	3,233,644	0.2
1,353,000		Morgan Stanley, 2.125%, 04/25/18	1,342,069	0.1
2,603,000		Morgan Stanley, 4.100%, 05/22/23	2,519,920	0.2
1,569,000		Morgan Stanley, 4.750%, 03/22/17	1,712,970	0.1
1,165,000		Morgan Stanley, 5.000%, 11/24/25	1,168,948	0.1
435,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	452,400	0.0
1,630,000		Murray Street Investment Trust I, 4.647%, 03/09/17	1,756,027	0.1
DKK 9	X	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	—	—
1,692,000		Northern Trust Corp., 3.950%, 10/30/25	1,649,534	0.1
1,933,000		PNC Bank NA, 3.800%, 07/25/23	1,875,362	0.1
1,832,000		PNC Bank NA, 4.200%, 11/01/25	1,796,509	0.1
1,210,000		ProLogis L.P., 4.250%, 08/15/23	1,195,722	0.1
1,007,000		Prudential Financial, Inc., 5.200%, 03/15/44	979,307	0.1
1,539,000		Prudential Financial, Inc., 5.625%, 06/15/43	1,515,915	0.1
1,147,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	1,110,039	0.1
506,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	536,240	0.0
1,916,000		Regions Financial Corp., 2.000%, 05/15/18	1,856,319	0.1
1,415,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	1,426,844	0.1
1,599,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	1,612,457	0.1
1,357,000		Santander Holdings USA, Inc./PA, 3.450%, 08/27/18	1,392,627	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,221,000	#	Simon Property Group L.P., 1.500%, 02/01/18	$1,186,775	0.1
923,000		SLM Corp., 4.625%, 09/25/17	960,024	0.1
1,594,000		SLM Corp., 4.875%, 06/17/19	1,589,358	0.1
1,273,000		SLM Corp., 5.500%, 01/15/19	1,321,836	0.1
755,000		SLM Corp., 6.000%, 01/25/17	820,119	0.1
2,690,000	#	Societe Generale SA, 7.875%, 12/29/49	2,709,502	0.2
2,502,000	#	Standard Chartered PLC, 5.200%, 01/26/24	2,497,849	0.2
1,212,000		State Street Corp., 3.700%, 11/20/23	1,202,912	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,684,100	0.1
1,209,000		Wells Fargo & Co., 1.250%, 07/20/16	1,218,649	0.1
901,000		Wells Fargo & Co., 3.450%, 02/13/23	852,130	0.1
4,638,000		Wells Fargo & Co., 5.375%, 11/02/43	4,750,448	0.3
1,657,000		Weyerhaeuser Co., 4.625%, 09/15/23	1,681,993	0.1
1,574,000		XLIT Ltd., 5.250%, 12/15/43	1,584,916	0.1
			190,080,377	13.5

		Industrial: 0.8%
250,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	269,687	0.0
1,230,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,356,075	0.1
1,175,000		Case New Holland, Inc., 7.875%, 12/01/17	1,392,375	0.1
1,076,000		Eaton Corp., 2.750%, 11/02/22	1,004,102	0.1
1,879,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	1,835,871	0.1
1,163,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,328,728	0.1
1,221,000		Rockwell Collins, Inc., 3.700%, 12/15/23	1,205,834	0.1
875,000		Rockwell Collins, Inc., 4.800%, 12/15/43	878,652	0.0
960,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,094,400	0.1
1,505,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	1,491,941	0.1
			11,857,665	0.8

		Technology: 1.5%
1,325,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	1,374,687	0.1
713,000		Apple, Inc., 2.400%, 05/03/23	641,373	0.0
605,000		Apple, Inc., 3.850%, 05/04/43	505,560	0.0
1,120,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,206,800	0.1
3,450,000		EMC Corp./MA, 1.875%, 06/01/18	3,412,737	0.2
1,967,000		EMC Corp./MA, 3.375%, 06/01/23	1,890,568	0.1
2,458,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	2,241,276	0.2
825,000		Hewlett-Packard Co., 2.600%, 09/15/17	838,633	0.1
2,673,000		Hewlett-Packard Co., 3.000%, 09/15/16	2,782,123	0.2
625,000		Hewlett-Packard Co., 5.400%, 03/01/17	688,294	0.1
3,165,000		Oracle Corp., 3.625%, 07/15/23	3,140,696	0.2
111,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	125,985	0.0
2,140,000		Xerox Corp., 2.750%, 03/15/19	2,122,317	0.2
			20,971,049	1.5

		Utilities: 2.1%
855,000		AES Corp., 8.000%, 10/15/17	1,008,900	0.1
1,191,000		Ameren Corp., 8.875%, 05/15/14	1,225,263	0.1
771,000		American Electric Power Co., Inc., 1.650%, 12/15/17	755,821	0.1
2,000,000	#	Calpine Corp., 6.000%, 01/15/22	2,060,000	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	464,726	0.0
2,125,000	#	Dominion Gas Holdings LLC, 3.550%, 11/01/23	2,047,597	0.1
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,750,890	0.1
1,406,000		Duke Energy Corp., 3.950%, 10/15/23	1,406,912	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	672,691	0.0
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,428,986	0.1
873,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	934,110	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	919,855	0.1
1,019,000		FirstEnergy Corp., 2.750%, 03/15/18	1,001,768	0.1
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	1,416,413	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
314,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	$320,355	0.0
68,854	#	Juniper Generation, LLC, 6.790%, 12/31/14	66,571	0.0
618,000		Metropolitan Edison, 7.700%, 01/15/19	745,606	0.1
709,000		Nevada Power Co., 7.125%, 03/15/19	863,189	0.1
1,192,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,118,427	0.1
521,000		Nisource Finance Corp., 5.950%, 06/15/41	542,975	0.0
645,000		Nisource Finance Corp., 6.125%, 03/01/22	715,359	0.0
701,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	704,387	0.0
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,152,349	0.1
1,172,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	1,090,922	0.1
2,173,000		PSEG Power LLC, 2.450%, 11/15/18	2,146,118	0.2
1,169,000		Southwestern Electric Power, 5.550%, 01/15/17	1,284,643	0.1
1,030,000		TransAlta Corp., 4.500%, 11/15/22	989,761	0.1
			28,834,594	2.1

		Total Corporate Bonds/Notes (Cost $476,036,622)	476,020,186	33.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.4%
1,039,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	1,081,020	0.1
900,000	#	Arkle Master Issuer PLC, 1.938%, 05/17/60	914,454	0.1
1,047,483		Banc of America Mortgage 2005-J Trust, 2.752%, 11/25/35	970,589	0.1
1,092,703	#	Banc of America Funding Corp., 5.250%, 08/26/35	1,107,319	0.1
4,557,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.147%, 07/10/45	4,343,391	0.3
860,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.184%, 09/10/47	908,626	0.1
1,030,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.184%, 09/10/47	1,070,825	0.1
1,100,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.184%, 09/10/47	1,097,564	0.1
1,900,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.184%, 09/10/47	2,015,801	0.1
860,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.338%, 07/10/43	892,309	0.1
480,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.412%, 03/11/41	489,252	0.0
971,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.412%, 03/11/41	964,041	0.1
1,710,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.783%, 11/10/38	1,814,612	0.1
4,420,665		BCAP LLC Trust 2007-AA2, 0.375%, 05/25/47	3,064,732	0.2
435,553		Bear Stearns Alternative-A Trust, 0.805%, 07/25/34	416,421	0.0
1,650,054		Bear Stearns ARM Trust 2006-2, 2.702%, 07/25/36	1,375,054	0.1
2,180,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.695%, 06/11/41	2,201,579	0.2
2,050,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.138%, 10/12/42	2,099,620	0.1
2,080,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.138%, 10/12/42	2,054,434	0.1
1,150,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.579%, 04/12/38	1,002,917	0.1
1,013,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.579%, 04/12/38	1,081,010	0.1
400,258		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	391,041	0.0
1,540,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.383%, 04/15/40	1,519,801	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,627,567	#, ˆ	Citigroup Commercial Mortgage Trust, 2.237%, 09/10/45	$875,107	0.1
2,811,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.335%, 12/25/35	2,745,808	0.2
1,929,748		Citigroup Mortgage Loan Trust, Inc., 2.845%, 09/25/37	1,594,192	0.1
7,742,041	ˆ	Commercial Mortgage Pass Through Certificates, 1.929%, 12/10/45	819,929	0.1
27,260,000	#, ˆ	Commercial Mortgage Trust, 0.598%, 10/15/45	1,269,580	0.1
32,278,609	ˆ	Commercial Mortgage Trust, 1.473%, 08/10/46	2,635,703	0.2
8,516,287	ˆ	Commercial Mortgage Trust, 1.800%, 01/10/46	816,417	0.1
5,001,793	ˆ	Commercial Mortgage Trust, 1.942%, 08/15/45	552,062	0.0
6,847,321	ˆ	Commercial Mortgage Trust, 2.231%, 05/15/45	819,062	0.1
1,280,000		Commercial Mortgage Trust, 5.218%, 07/15/44	1,316,862	0.1
1,190,000	#	Commercial Mortgage Trust, 5.234%, 01/05/36	1,186,113	0.1
22,985		Commercial Mortgage Trust, 5.800%, 12/10/49	22,964	0.0
1,470,000		Commercial Mortgage Trust, 5.800%, 12/10/49	1,332,662	0.1
1,330,000		Commercial Mortgage Trust, 6.118%, 11/15/44	1,401,257	0.1
2,965,000		Commercial Mortgage Trust, 5.213%, 04/10/37	2,853,756	0.2
2,000,000		Commercial Mortgage Trust, 6.046%, 12/10/49	1,967,193	0.1
2,966,050		Countrywide Alternative Loan Trust, 0.285%, 06/25/36	2,364,437	0.2
2,102,384		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	1,938,934	0.1
3,830,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	3,856,084	0.3
214,651	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	215,265	0.0
442,500		Credit Suisse First Boston Mortgage Securities Corp., 5.570%, 05/15/36	503,694	0.0
900,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.570%, 05/15/36	963,282	0.1
1,920,609	#	Credit Suisse First Boston Mortgage Securities Corp., 5.597%, 04/12/49	1,958,109	0.1
1,629,499		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.285%, 08/25/36	1,133,380	0.1
2,263,894		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.355%, 10/25/36	1,209,234	0.1
898,400	ˆ	Fannie Mae, 3.000%, 05/25/43	125,173	0.0
4,544,792	ˆ	Fannie Mae, 3.000%, 08/25/28	473,011	0.0
16,100,641	ˆ	Fannie Mae, 5.785%, 10/25/39	2,283,300	0.2
1,770,570		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	1,485,069	0.1
1,720,128		First Horizon Alternative Mortgage Securities, 0.465%, 12/25/36	1,059,172	0.1
1,458,977		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	1,223,720	0.1
1,720,128	ˆ	First Horizon Alternative Mortgage Securities, 6.535%, 12/25/36	370,663	0.0
500,000	#	Fosse Master Issuer PLC, 1.739%, 10/18/54	514,848	0.0
1,121,473	#	Fosse Master PLC, 1.646%, 10/18/54	1,135,319	0.1
1,050,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.292%, 05/10/43	657,930	0.0
760,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	761,104	0.1
610,449	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 6.273%, 04/10/40	618,405	0.0
981,125	#	Gracechurch Mortgage Financing PLC, 1.787%, 11/20/56	993,051	0.1
307,785	#	Greenwich Capital Commercial Funding Corp., 5.911%, 01/05/36	307,729	0.0
771,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.815%, 08/10/38	767,226	0.1
23,882,372	ˆ	GS Mortgage Securities Corp. II, 1.569%, 11/10/46	2,090,708	0.1
8,739,608	ˆ	GS Mortgage Securities Corp. II, 2.386%, 11/10/45	1,152,430	0.1
10,282,685	ˆ	GS Mortgage Securities Corp. II, 2.596%, 05/10/45	1,324,101	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,300,000	#	GS Mortgage Securities Trust 2011-GC3, 5.543%, 03/10/44	$1,325,475	0.1
22,060		GSR Mortgage Loan Trust, 0.665%, 06/25/35	20,940	0.0
1,510,064		GSR Mortgage Loan Trust, 5.500%, 05/25/36	1,415,125	0.1
940,208		GSR Mortgage Loan Trust, 6.000%, 01/25/37	863,673	0.1
2,390,928	#	Holmes Master Issuer PLC, 1.794%, 10/15/54	2,413,610	0.2
240,595		Homebanc Mortgage Trust, 1.025%, 08/25/29	224,367	0.0
845,956		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	717,955	0.0
1,540,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.471%, 10/15/37	1,493,374	0.1
630,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.307%, 05/15/41	600,231	0.0
15,265,000	#, ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.360%, 12/15/47	411,001	0.0
43,631,632	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.681%, 01/15/46	1,260,548	0.1
2,560,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.947%, 04/15/30	2,550,028	0.2
1,610,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 1.567%, 10/15/30	1,614,634	0.1
13,132,062	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 1.945%, 12/15/47	1,378,001	0.1
16,982,593	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.013%, 06/16/45	1,670,953	0.1
1,430,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.027%, 08/12/40	1,461,382	0.1
1,410,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 5.835%, 01/15/38	1,431,819	0.1
314,083		JP Morgan Commercial Mortgage Finance Corp., 8.440%, 08/15/32	316,431	0.0
4,757,959	#	Lanark Master Issuer PLC, 1.638%, 12/22/54	4,834,496	0.3
830,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	864,185	0.1
2,140,000	#	LB-UBS Commercial Mortgage Trust 2002-C4, 5.914%, 10/15/35	2,176,344	0.2
19,796,542	#, ˆ	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	501,349	0.0
700,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.247%, 02/15/40	658,306	0.0
1,190,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	1,233,276	0.1
770,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	769,162	0.1
1,730,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	1,728,026	0.1
1,280,000		LB-UBS Commercial Mortgage Trust 2006-C4, 5.878%, 06/15/38	1,332,979	0.1
1,150,000		LB-UBS Commercial Mortgage Trust 2006-C4, 5.878%, 06/15/38	1,143,952	0.1
3,368,000		LB-UBS Commercial Mortgage Trust 2006-C6, 5.472%, 09/15/39	3,398,987	0.2
75,139,587	#, ˆ	LB-UBS Commercial Mortgage Trust, 0.651%, 11/15/38	1,376,775	0.1
1,174,000	#	LB-UBS Commercial Mortgage Trust, 5.237%, 10/15/36	1,198,709	0.1
2,120,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	2,244,731	0.2
1,180,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	1,186,975	0.1
1,020,000		LB-UBS Commercial Mortgage Trust, 5.494%, 06/15/36	1,033,099	0.1
1,100,000	#	LB-UBS Commercial Mortgage Trust, 5.537%, 10/15/36	933,860	0.1
1,830,000	#	LB-UBS Commercial Mortgage Trust, 5.979%, 09/15/39	1,904,630	0.1
1,760,000	#	LB-UBS Commercial Mortgage Trust, 5.979%, 09/15/39	1,845,250	0.1
2,070,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	1,970,200	0.1
7,938,426	#, ˆ	UBS-Barclays Commercial Mortgage Trust, 1.792%, 05/10/63	711,806	0.0
168,843		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	169,139	0.0

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,220,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	$2,350,941	0.2
31,430,706	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.747%, 02/15/46	3,135,172	0.2
11,391,558	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, 1.510%, 12/15/48	809,275	0.1
20,336,219	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.887%, 08/15/45	1,947,154	0.1
19,662,790	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.170%, 11/15/45	2,142,428	0.2
420,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	418,907	0.0
410,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	409,709	0.0
2,208,000		Morgan Stanley Capital I Trust 2004-HQ4, 5.150%, 04/14/40	2,207,380	0.2
1,460,000		Morgan Stanley Capital I Trust 2004-IQ7, 5.385%, 06/15/38	1,476,554	0.1
1,455,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.172%, 08/13/42	1,475,469	0.1
2,270,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	2,107,653	0.1
1,310,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	1,166,012	0.1
910,000		Morgan Stanley Capital I Trust 2007-TOP25, 5.574%, 11/12/49	906,970	0.1
1,720,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.281%, 01/11/43	1,739,494	0.1
1,120,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.281%, 01/11/43	1,083,764	0.1
3,090,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	3,198,635	0.2
1,300,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	1,303,123	0.1
250,000	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	257,079	0.0
1,246,000		Morgan Stanley Capital I, 5.073%, 08/13/42	1,305,235	0.1
1,500,000		Morgan Stanley Capital I, 5.152%, 08/13/42	1,542,971	0.1
850,000		Morgan Stanley Capital I, 5.202%, 08/13/42	846,738	0.1
1,080,000		Morgan Stanley Capital I, 5.336%, 01/14/42	1,111,544	0.1
850,000		Morgan Stanley Capital I, 5.300%, 06/15/40	865,878	0.1
93,547	#	Morgan Stanley Capital I, 7.350%, 07/15/32	97,512	0.0
1,849,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	1,943,316	0.1
980,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.838%, 09/15/37	947,527	0.1
600,000	#	Morgan Stanley Dean Witter Capital I, 7.422%, 07/15/33	604,760	0.0
1,682,872		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.835%, 03/25/36	1,323,161	0.1
1,010,890	#	Morgan Stanley Re-REMIC Trust 2010-C30, 5.246%, 12/17/43	1,015,167	0.1
1,520,000	#	Nationslink Funding Corp. 1999-ltl-1, 6.450%, 01/22/26	1,626,222	0.1
2,580,000	#	N-Star Real Estate CDO Ltd., 2.015%, 08/25/29	2,581,458	0.2
566,205		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	498,907	0.0
1,092,867		RALI Trust, 6.000%, 09/25/35	1,040,465	0.1
18,874,876	#, ˆ	RBSCF Trust, 0.956%, 04/15/24	157,143	0.0
2,304,000	#	Silverstone Master Issuer PLC, 1.792%, 01/21/55	2,339,689	0.2
344,830		Structured Adjustable Rate Mortgage Loan Trust, 2.576%, 09/25/34	346,144	0.0
529,040		Structured Asset Mortgage Investments, Inc., 0.646%, 04/19/35	494,153	0.0
3,290,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.410%, 03/15/42	3,310,003	0.2
2,100,000		Wachovia Bank Commercial Mortgage Trust, 5.413%, 12/15/43	2,028,949	0.1
1,046,844		WaMu Mortgage Pass Through Certificates, 1.831%, 10/25/36	836,355	0.1
3,222,000		WaMu Mortgage Pass Through Certificates, 2.374%, 12/25/36	2,837,306	0.2
5,315,627		WaMu Mortgage Pass-Through Certificates, 2.277%, 07/25/37	4,423,777	0.3

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
919,740		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	$828,379	0.1
899,008		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	952,229	0.1
3,780,470		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	3,303,533	0.2
10,450,217	#, ˆ	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.231%, 08/15/45	1,218,497	0.1
34,006,718	#, ˆ	Wells Fargo Mortgage Backed Securities Trust, 1.591%, 06/15/45	3,201,800	0.2
2,312,921		Wells Fargo Mortgage Backed Securities Trust, 2.619%, 03/25/36	2,273,445	0.2
2,070,095		Wells Fargo Mortgage Backed Securities Trust, 5.573%, 04/25/36	2,010,283	0.1

		Total Collateralized Mortgage Obligations (Cost $213,311,752)	217,004,505	15.4

FOREIGN GOVERNMENT BONDS: 4.3%
953,794		Argentina Government International Bond, 2.500%, 12/31/38	393,440	0.0
946,119		Argentina Government International Bond, 8.280%, 12/31/33	719,051	0.1
600,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	606,000	0.0
1,200,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,137,000	0.1
1,689,000	L	Republic of Belarus, 8.750%, 08/03/15	1,714,335	0.1
695,000		Belize Government International Bond, 5.000%, 02/20/38	444,800	0.0
332,600	#	Belize Government International Bond, 5.000%, 02/20/38	212,864	0.0
700,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	698,250	0.1
1,968,000	L	Brazilian Government International Bond, 2.625%, 01/05/23	1,697,400	0.1
1,062,000		Colombia Government International Bond, 2.625%, 03/15/23	933,498	0.1
400,000		Colombia Government International Bond, 7.375%, 03/18/19	483,200	0.0
760,000		Colombia Government International Bond, 8.125%, 05/21/24	980,400	0.1
410,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	384,375	0.0
350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	322,875	0.0
400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	504,000	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/21	286,008	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/24	260,550	0.0
300,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	301,500	0.0
700,000	L	Egypt Government International Bond, 5.750%, 04/29/20	670,250	0.1
300,000		Egypt Government International Bond, 6.875%, 04/30/40	252,000	0.0
232,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	220,400	0.0
400,000		Financing of Infrastrucural Projects State Enterprise, 9.000%, 12/07/17	376,000	0.0
815,380	#	Gabonese Republic, 6.375%, 12/12/24	821,495	0.1
300,000	#	Guatemala Government Bond, 4.875%, 02/13/28	276,000	0.0
559,000		Guatemala Government Bond, 8.125%, 10/06/34	683,378	0.1
1,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	1,022,500	0.1
156,000	L	Hungary Government International Bond, 5.375%, 02/21/23	154,830	0.0
916,000		Hungary Government International Bond, 7.625%, 03/29/41	1,006,455	0.1
750,000	L	Indonesia Government International Bond, 3.375%, 04/15/23	643,125	0.1
1,320,000	#	Indonesia Government International Bond, 3.750%, 04/25/22	1,199,550	0.1
1,246,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	1,121,400	0.1
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	598,500	0.0

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
1,100,000	L	Lithuania Government International Bond, 6.625%, 02/01/22	$1,288,375	0.1
264,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	309,210	0.0
686,000		Mexico Government International Bond, 4.000%, 10/02/23	679,998	0.1
160,000		Mexico Government International Bond, 4.750%, 03/08/44	145,000	0.0
500,000		Morocco Government International Bond, 4.250%, 12/11/22	465,000	0.0
600,000	#	Morocco Government International Bond, 4.250%, 12/11/22	558,000	0.0
850,000	L	Namibia International Bonds, 5.500%, 11/03/21	871,250	0.1
350,000		Nigeria Government International Bond, 6.750%, 01/28/21	379,750	0.0
200,000		Pakistan Government International Bond, 6.875%, 06/01/17	197,000	0.0
200,000		Pakistan Government International Bond, 7.875%, 03/31/36	167,500	0.0
800,000		Panama Government International Bond, 4.300%, 04/29/53	616,000	0.0
824,000		Panama Government International Bond, 5.200%, 01/30/20	901,250	0.1
693,000		Panama Government International Bond, 6.700%, 01/26/36	777,892	0.1
448,000		Petrobras International Finance Co.—Pifco, 3.500%, 02/06/17	453,068	0.0
2,043,900		Petroleos de Venezuela SA, 4.900%, 10/28/14	1,870,169	0.1
1,758,400		Petroleos de Venezuela SA, 9.750%, 05/17/35	1,239,672	0.1
270,000		Petroleos Mexicanos, 3.500%, 07/18/18	277,762	0.0
1,073,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,158,840	0.1
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,256,975	0.1
1,246,667		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,327,700	0.1
300,000		Philippine Government International Bond, 7.750%, 01/14/31	396,000	0.0
2,498,000		Philippine Government International Bond, 4.000%, 01/15/21	2,597,920	0.2
706,000		Poland Government International Bond, 3.000%, 03/17/23	644,578	0.1
418,000		Poland Government International Bond, 5.000%, 03/23/22	447,782	0.0
1,400,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	1,519,000	0.1
332,000		Republic of Ghana, 8.500%, 10/04/17	356,900	0.0
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	958,750	0.1
600,000		Republic of Paraguay, 4.625%, 01/25/23	570,000	0.0
600,000	#	Republic of Paraguay, 4.625%, 01/25/23	570,000	0.0
700,000		Republic of the Philippines, 6.375%, 10/23/34	834,750	0.1
136,000	#	Romanian Government International Bond, 4.375%, 08/22/23	131,920	0.0
524,000		Romanian Government International Bond, 6.750%, 02/07/22	596,705	0.0
2,800,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	2,891,000	0.2
600,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	619,500	0.1
800,000	#	Russian Foreign Bond—Eurobond, 4.875%, 09/16/23	810,000	0.1
607,750		Russian Foreign Bond—Eurobond, 7.500%, 03/31/30	709,366	0.1
630,000	#	Republic of Serbia, 5.250%, 11/21/17	634,725	0.1
500,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	472,500	0.0
570,000		Tanzania Government International Bond, 6.392%, 03/09/20	598,500	0.0
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	885,200	0.1
678,000		Turkey Government International Bond, 5.125%, 03/25/22	651,219	0.1
800,000		Turkey Government International Bond, 6.000%, 01/14/41	705,400	0.1
200,000		Turkey Government International Bond, 6.250%, 09/26/22	208,200	0.0
2,183,000		Turkey Government International Bond, 7.375%, 02/05/25	2,362,006	0.2
337,000		Uruguay Government International Bond, 4.500%, 08/14/24	337,842	0.0

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
253,970		Uruguay Government International Bond, 7.625%, 03/21/36	$309,208	0.0
189,180	&	Uruguay Government International Bond, 7.875%, 01/15/33	234,583	0.0
341,643		Uruguay Government International Bond, 8.000%, 11/18/22	425,346	0.0
800,000		Vietnam Government International Bond, 6.750%, 01/29/20	874,000	0.1
300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	261,000	0.0

		Total Foreign Government Bonds (Cost $62,449,367)	59,679,740	4.3

U.S. TREASURY OBLIGATIONS: 21.6%
		U.S. Treasury Bonds: 2.7%
40,102,000		3.625%, due 08/15/43	37,724,072	2.7

		U.S. Treasury Notes: 18.9%
50,467,000		0.250%, due 12/31/15	50,334,928	3.6
147,413,000		0.625%, due 12/15/16	146,808,312	10.4
44,878,000		1.500%, due 12/31/18	44,350,324	3.1
14,016,000		2.375%, due 12/31/20	13,944,827	1.0
11,351,000		2.750%, due 11/15/23	11,085,852	0.8
			266,524,243	18.9

		Total U.S. Treasury Obligations (Cost $306,252,237)	304,248,315	21.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.8%
		Federal Home Loan Mortgage Corporation: 5.5%##
104,699		0.517%, due 02/15/32	104,825	0.0
1,244,000	W	3.000%, due 10/15/26	1,267,422	0.1
3,156,343		3.000%, due 02/01/27	3,222,368	0.2
1,639,201		3.000%, due 02/01/27	1,673,506	0.1
408,550		3.267%, due 03/15/38	412,773	0.0
2,583,564	ˆˆ	4.000%, due 01/15/36	2,410,784	0.2
3,577,650		4.000%, due 10/01/41	3,683,862	0.3
5,060,886		4.000%, due 12/01/41	5,211,509	0.4
9,971,391	ˆ	4.000%, due 04/15/43	1,946,216	0.1
7,519,920	ˆ	4.500%, due 12/15/40	1,409,126	0.1
2,241,942		4.500%, due 08/01/41	2,380,615	0.2
686,235		4.500%, due 08/01/41	728,586	0.1
2,896,783		4.500%, due 09/01/41	3,075,302	0.2
3,162,072		4.500%, due 10/01/41	3,356,518	0.2
1,480,342		4.500%, due 01/15/42	1,526,821	0.1
1,280,521	ˆ	4.896%, due 03/15/33	1,354,554	0.1
586,089		5.000%, due 12/15/17	622,579	0.1
413,128		5.000%, due 02/15/35	428,999	0.0
1,269,323		5.000%, due 02/15/35	1,364,882	0.1
1,265,332		5.000%, due 02/15/35	1,375,675	0.1
463,774		5.000%, due 01/01/41	502,487	0.0
1,105,560		5.500%, due 11/15/22	1,198,627	0.1
1,390,797		5.500%, due 12/15/32	1,525,644	0.1
526,926		5.500%, due 09/15/34	573,478	0.0
5,015,670		5.500%, due 02/15/36	5,454,777	0.4
1,548,161		5.500%, due 08/15/36	1,680,463	0.1
551,328		5.500%, due 05/15/37	600,872	0.0
1,918,508		5.500%, due 06/15/37	2,091,773	0.2
150,799		5.500%, due 07/01/37	166,278	0.0
1,786,114		5.500%, due 07/15/37	1,937,451	0.1
7,364,524		5.500%, due 11/01/38	8,126,906	0.6
19,125		5.596%, due 05/01/37	20,142	0.0
12,491,070	ˆ	5.833%, due 05/15/36	1,556,683	0.1
4,726,336	ˆ	5.883%, due 07/15/40	745,111	0.1
420		6.000%, due 04/01/14	423	0.0
8,989		6.000%, due 12/01/28	9,939	0.0
22,224		6.000%, due 01/01/29	24,580	0.0
465,199		6.000%, due 01/15/29	512,829	0.0
457,403		6.000%, due 01/15/29	509,462	0.0
528,229		6.000%, due 07/15/32	588,725	0.0
427,465	ˆ	6.000%, due 04/15/33	95,048	0.0
1,917,869		6.000%, due 07/15/36	2,037,614	0.2
4,086,571		6.000%, due 10/15/37	4,489,423	0.3
7,078,866	ˆ	6.318%, due 06/15/36	1,109,005	0.1
4,402,394	ˆ	6.383%, due 05/15/41	893,962	0.1
12,302,226	ˆ	6.433%, due 09/15/34	1,549,508	0.1
18,129		6.500%, due 01/01/24	20,382	0.0
19,333		6.500%, due 12/01/31	21,957	0.0
1,951,994		6.500%, due 09/01/34	2,216,638	0.2
19,539		7.000%, due 11/01/31	21,442	0.0
9,314		7.000%, due 03/01/32	10,886	0.0
			77,849,437	5.5

		Federal National Mortgage Association: 13.8%##
181,141		0.565%, due 04/18/28	181,143	0.0
81,911		0.700%, due 10/25/33	82,163	0.0
109,674		0.715%, due 01/25/32	108,479	0.0
1,017,957		1.670%, due 06/25/33	1,046,583	0.1
25,000,000	W	2.500%, due 01/15/28	24,750,000	1.8
2,057,116		3.000%, due 10/01/27	2,104,995	0.2
27,096,000	W	3.000%, due 09/25/42	25,730,616	1.8
12,821,022		3.000%, due 05/01/43	12,208,496	0.9
5,520,000	W	3.500%, due 01/25/26	5,774,222	0.4
12,986,467	ˆ	3.500%, due 06/25/42	1,967,046	0.1
27,237,000	W	3.500%, due 06/25/42	27,064,642	1.9
656,554	ˆ	4.000%, due 11/01/18	41,066	0.0
7,489,000	W	4.000%, due 08/25/40	7,711,330	0.6
8,040,318	ˆ	4.000%, due 04/25/41	1,522,080	0.1
1,638,043		4.000%, due 03/01/42	1,690,246	0.1
4,727,779		4.000%, due 07/01/42	4,877,076	0.3
978,145		4.000%, due 07/01/42	1,009,057	0.1
5,016,953		4.000%, due 07/01/42	5,176,801	0.4
864,027		4.000%, due 07/01/42	891,274	0.1
4,702,823		4.500%, due 10/25/34	5,105,778	0.4
4,198,000	W	4.500%, due 01/25/39	4,449,388	0.3
1,332,479		4.500%, due 11/01/40	1,414,866	0.1
780,779		4.500%, due 11/01/40	828,911	0.1
21,396		4.500%, due 12/01/40	22,717	0.0
12,899		4.500%, due 12/01/40	13,696	0.0
20,537		4.500%, due 01/01/41	21,807	0.0
25,960		4.500%, due 01/01/41	27,563	0.0
1,330,813		4.500%, due 09/01/41	1,413,289	0.1
2,023,249		4.500%, due 10/01/41	2,148,632	0.2
478,620		5.000%, due 06/01/33	522,697	0.0
1,674,632		5.000%, due 09/25/33	1,793,268	0.1
673,419		5.000%, due 07/25/34	693,690	0.1
613,900		5.000%, due 02/01/35	669,736	0.1
1,036,301		5.000%, due 07/01/35	1,128,506	0.1

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,191,281		5.000%, due 08/01/35	$1,294,271	0.1
125,383		5.000%, due 10/01/35	136,304	0.0
206,363		5.000%, due 02/01/36	224,355	0.0
844,325		5.000%, due 07/01/36	918,577	0.1
1,107,055		5.000%, due 07/01/37	1,207,873	0.1
5,955,000	W	5.000%, due 01/13/40	6,468,155	0.5
608,575		5.000%, due 11/01/40	664,071	0.0
410,264		5.000%, due 02/01/41	450,126	0.0
268,795		5.000%, due 05/01/41	294,163	0.0
667,021		5.000%, due 06/01/41	729,269	0.1
1,102,128		5.000%, due 06/01/41	1,206,192	0.1
335,991		5.002%, due 07/01/35	361,511	0.0
32,136		5.500%, due 02/01/18	34,414	0.0
573,418		5.500%, due 08/25/34	619,448	0.0
705,672		5.500%, due 03/01/37	777,144	0.1
718,795		5.500%, due 06/01/39	796,524	0.1
6,892,122		5.500%, due 10/01/39	7,604,923	0.5
11,667,612	ˆ	5.985%, due 11/25/39	1,391,611	0.1
37,570		6.000%, due 08/01/16	39,230	0.0
352		6.000%, due 12/01/16	366	0.0
17,859		6.000%, due 03/01/17	18,791	0.0
1,998		6.000%, due 07/01/17	2,041	0.0
168,969		6.000%, due 09/01/17	178,630	0.0
10,201		6.000%, due 11/01/17	10,731	0.0
11,621		6.000%, due 10/01/18	12,328	0.0
240,252		6.000%, due 07/25/29	265,287	0.0
565,638		6.000%, due 07/25/29	624,580	0.0
458,402		6.000%, due 04/25/31	510,217	0.0
684,827	ˆ	6.000%, due 08/25/33	141,085	0.0
162,434		6.000%, due 09/01/36	180,079	0.0
320,167		6.000%, due 02/25/37	353,629	0.0
257,463		6.000%, due 12/01/37	285,826	0.0
6,982,477		6.000%, due 01/01/38	7,853,921	0.6
460,887		6.000%, due 02/01/38	511,883	0.0
1,935,164		6.000%, due 05/01/38	2,087,991	0.2
8,721,318	ˆ	6.385%, due 09/25/40	1,626,244	0.1
19,977,658	ˆ	6.435%, due 04/25/31	3,914,826	0.3
4,845		6.500%, due 02/01/28	5,390	0.0
6,332		6.500%, due 07/01/29	7,056	0.0
157		6.500%, due 06/01/31	174	0.0
147,434		6.500%, due 07/01/31	165,288	0.0
746		6.500%, due 09/01/31	831	0.0
341		6.500%, due 09/01/31	379	0.0
35,782		6.500%, due 11/01/31	39,827	0.0
16,122		6.500%, due 04/01/32	17,948	0.0
2,416		6.500%, due 08/01/32	2,692	0.0
5,541		6.500%, due 08/01/32	6,181	0.0
28,174		6.500%, due 01/01/33	31,364	0.0
58,144		6.500%, due 02/01/33	64,774	0.0
149,434		6.500%, due 12/01/33	170,896	0.0
1,007,315	ˆ	6.535%, due 08/25/26	142,713	0.0
3,355,665	ˆ	6.575%, due 01/25/37	581,123	0.0
12,074,283	ˆ	6.585%, due 10/25/35	2,068,673	0.1
25,027		7.000%, due 12/01/27	28,028	0.0
6,462		7.000%, due 01/01/30	6,554	0.0
6,835		7.000%, due 10/01/31	7,713	0.0
6,021		7.000%, due 03/01/32	6,820	0.0
3,763		7.500%, due 09/01/30	4,313	0.0
3,459		7.500%, due 10/01/30	3,520	0.0
2,788		7.500%, due 10/01/30	3,061	0.0
8,750		7.500%, due 09/01/31	10,337	0.0
30,151		7.500%, due 02/01/32	34,566	0.0
864,132	ˆ	7.521%, due 02/17/29	155,208	0.0
933,406		22.369%, due 01/25/35	1,247,964	0.1
69,890		27.942%, due 02/25/34	100,645	0.0
743,575		32.627%, due 11/25/36	1,197,103	0.1
			194,099,616	13.8

		Government National Mortgage Association: 3.5%
5,063		1.625%, due 04/20/28	5,248	0.0
8,251,000		3.000%, due 01/15/43	7,974,463	0.6
1,379,000		3.500%, due 10/20/41	1,391,551	0.1
10,222,000		4.000%, due 09/20/40	10,631,280	0.8
1,101,959		4.000%, due 11/20/40	1,148,137	0.1
1,858,469		4.000%, due 10/20/41	1,847,695	0.1
7,371,518		4.500%, due 05/16/39	7,780,007	0.6
2,702,890		4.500%, due 05/20/39	2,878,727	0.2
1,196,952		4.500%, due 10/15/39	1,290,993	0.1
1,144,024		4.500%, due 11/15/39	1,234,057	0.1
1,055,133		4.500%, due 11/15/39	1,138,294	0.1
273,555		4.500%, due 12/15/39	295,120	0.0
320,659		4.500%, due 08/20/41	344,257	0.0
1,718,000		4.750%, due 05/20/39	1,800,111	0.1
4,017,062	ˆ	5.000%, due 06/16/39	90,204	0.0
1,232,018		5.140%, due 10/20/60	1,363,452	0.1
763,582		5.288%, due 10/20/60	853,841	0.1
998,123		5.500%, due 03/20/60	1,112,264	0.1
7,350,187	ˆ	5.683%, due 06/20/40	1,130,106	0.1
2,991,161	ˆ	6.033%, due 06/20/38	325,105	0.0
4,879,265	ˆ	6.033%, due 04/20/39	681,186	0.1
3,414,917	ˆ	6.133%, due 05/20/39	387,458	0.0
3,638,880	ˆ	6.233%, due 04/20/38	511,542	0.0
1,547,900	ˆ	6.333%, due 05/16/38	246,860	0.0
4,419,445	ˆ	6.383%, due 01/20/38	662,975	0.0
8,426,514	ˆ	6.483%, due 09/16/40	1,498,022	0.1
114,343		6.500%, due 09/16/38	129,310	0.0
2,695,655	ˆ	6.603%, due 02/16/35	496,461	0.0
157,243	ˆ	8.083%, due 06/16/31	17,530	0.0
			49,266,256	3.5

		Total U.S. Government Agency Obligations (Cost $316,066,451)	321,215,309	22.8

ASSET-BACKED SECURITIES: 8.9%
		Automobile Asset-Backed Securities: 0.7%
3,050,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	3,069,733	0.2
1,230,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	1,221,558	0.1
1,000,000	#	Motor PLC, 1.286%, 02/25/20	1,001,188	0.1
1,800,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	1,878,944	0.1
1,000,000		Smart Trust, 1.050%, 10/14/18	993,893	0.1
550,000		Smart Trust, 1.180%, 02/14/19	543,235	0.0
1,500,000	#	Smart Trust, 1.590%, 10/14/16	1,510,540	0.1
			10,219,091	0.7

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: 0.3%
2,500,000	#	Cards II Trust, 0.617%, 09/15/17	$2,503,863	0.2
1,250,000	#	Gracechurch Card Funding PLC, 0.867%, 02/15/17	1,255,409	0.1
			3,759,272	0.3

		Home Equity Asset-Backed Securities: 0.4%
958,942		Freddie Mac Structured Pass-Through Securities, 0.415%, 05/25/31	942,891	0.1
40,185		Freddie Mac Structured Pass-Through Securities, 0.465%, 01/25/32	38,950	0.0
3,974,537		GSAA Trust, 0.225%, 10/25/36	2,025,909	0.2
3,542,373		GSAA Trust, 0.255%, 12/25/36	1,795,886	0.1
48,254		Residential Asset Securities Corp., 0.765%, 06/25/32	38,969	0.0
			4,842,605	0.4

		Other Asset-Backed Securities: 7.5%
491,060	#	Aimco CDO, 0.492%, 10/20/19	484,801	0.0
500,000	#	Apidos CDO I Ltd., 0.988%, 07/27/17	496,718	0.0
940,000	#	Apidos CDO II, 1.038%, 12/21/18	916,097	0.1
2,200,000	#	Ares VIR CLO Ltd., 2.142%, 03/12/18	2,184,358	0.2
3,718,391	#	Ares VR CLO Ltd., 2.138%, 02/24/18	3,650,438	0.3
3,910,000	#	Ares XII CLO Ltd., 2.238%, 11/25/20	3,873,007	0.3
111,739	#	Atrium CDO Corp., 0.566%, 10/27/16	111,516	0.0
725,000	#	Atrium III, 2.236%, 10/27/16	714,005	0.1
1,750,000	#	Atrium IV, 0.992%, 06/08/19	1,704,957	0.1
750,000	#	Atrium IV, 2.092%, 06/08/19	743,035	0.1
2,000,000	#	Atrium V, 0.927%, 07/20/20	1,905,940	0.1
2,000,000	#	Babson CLO, Inc. 2005-II, 0.942%, 07/20/19	1,938,800	0.1
1,625,000	#	Babson CLO, Inc. 2005-III, 0.639%, 11/10/19	1,623,971	0.1
1,100,000	#	Ballyrock CLO 2006-1 Ltd., 1.738%, 08/28/19	1,084,198	0.1
2,236	#	Ballyrock CLO III Ltd., 0.968%, 07/25/17	2,235	0.0
2,000,000	#	Blackrock Senior Income Series II, 2.088%, 05/25/17	1,954,256	0.1
1,477,872	#	Callidus Debt Partners CLO Fund VII Ltd., 0.992%, 01/21/21	1,474,185	0.1
1,250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 1.742%, 01/21/21	1,247,111	0.1
4,250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.492%, 01/21/21	4,233,765	0.3
1,400,000	#	Callidus Debt Partners CLO Fund VII Ltd., 3.692%, 01/21/21	1,398,575	0.1
1,850,000	#	Castle Garden Funding, 0.989%, 10/27/20	1,824,487	0.1
600,000	#	Castle Garden Funding, 4.989%, 10/27/20	600,814	0.0
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,085,201	0.1
75,816		Chase Funding Trust Series 2003-5, 0.765%, 07/25/33	71,664	0.0
2,475,000	#	CIFC Funding 2006-I Ltd., 0.642%, 10/20/20	2,408,093	0.2
3,200,000	#	CIFC Funding 2006-II Ltd., 1.839%, 03/01/21	3,078,816	0.2
2,563,287		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	2,365,160	0.2
554,659		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	562,125	0.0
504,128	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	508,006	0.0
3,500,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.988%, 05/22/17	3,431,740	0.2
1,500,000	#	Eaton Vance CDO IX Ltd., 0.892%, 04/20/19	1,448,225	0.1
3,000,000	#	Emporia Preferred Funding I Corp., 2.394%, 10/12/18	2,986,929	0.2
1,020,837	#	Emporia Preferred Funding II Corp., 0.526%, 10/18/18	1,016,486	0.1
2,100,000	#	Emporia Preferred Funding, 0.746%, 10/18/18	2,018,745	0.1
4,109,616		FBR Securitization Trust, 0.845%, 10/25/35	3,490,925	0.3
1,450,000	#	Fraser Sullivan CLO II Ltd., 0.645%, 12/20/20	1,398,837	0.1
1,500,000	#	Fraser Sullivan CLO II Ltd., 0.965%, 12/20/20	1,445,250	0.1
2,000,000		Gale Force 2 CLO Ltd., 3.994%, 04/15/18	1,936,904	0.1
655,783	#	Gulf Stream—Compass CLO 2005-I Ltd., 0.991%, 05/15/17	654,782	0.0
3,075,000	#	Gulf Stream—Compass CLO 2005-I Ltd., 2.141%, 05/15/17	3,044,145	0.2

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,825,000	#	Gulf Stream—Compass CLO 2007-I Ltd., 2.238%, 10/28/19	$1,800,622	0.1
2,100,000	#	Gulf Stream—Compass CLO 2007-I Ltd., 3.688%, 10/28/19	2,100,695	0.2
2,250,000	#	Gulf Stream—Sextant CLO 2006-1 Ltd., 0.579%, 08/21/20	2,221,191	0.2
3,040,000	#	Gulf Stream—Sextant CLO 2006-1 Ltd., 1.839%, 08/21/20	2,954,172	0.2
1,150,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.688%, 08/07/21	1,113,471	0.1
1,350,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.538%, 08/07/21	1,326,011	0.1
875,000	#	Hewett’s Island Clo IV Ltd., 0.989%, 05/09/18	869,239	0.1
1,260,000	#	Invitation Homes 2013-SFR1 Trust, 2.014%, 12/17/30	1,263,750	0.1
5,550,000	#	Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	5,550,000	0.4
1,289,150	#	Katonah VI Ltd., 2.445%, 09/20/16	1,285,941	0.1
1,225,000	#	Landmark VI CDO Ltd, 0.744%, 01/14/18	1,188,207	0.1
341,330		Lehman XS Trust, 0.445%, 08/25/35	326,868	0.0
1,780,000	#	Madison Park Funding I Ltd., 2.139%, 05/10/19	1,787,885	0.1
1,480,000		Madison Park Funding I Ltd., 4.989%, 05/10/19	1,481,240	0.1
1,550,000	#	Morgan Stanley Investment Management Croton Ltd, 0.694%, 01/15/18	1,514,961	0.1
1,000,000	#	Oak Hill Credit Partners IV Ltd, 1.938%, 05/17/21	986,033	0.1
1,000,000	#	Silverado CLO 2006-I Ltd., 1.996%, 04/11/20	958,270	0.1
2,200,000	#	Stanfield Arnage CLO Ltd., 2.436%, 08/27/21	2,168,096	0.2
1,200,000	#	Stanfield Bristol CLO Ltd, 0.691%, 10/15/19	1,184,136	0.1
2,100,000	#	Stanfield Veyron CLO Ltd., 0.924%, 07/15/18	2,033,615	0.1
2,000,000	#	Trade MAPS 1 Ltd., 2.420%, 12/10/18	2,013,750	0.1
1,550,000	#	WhiteHorse III Ltd./Corp, 0.992%, 05/01/18	1,536,707	0.1
1,250,000	#	WhiteHorse III Ltd/Corp, 2.092%, 05/01/18	1,225,730	0.1
			106,009,892	7.5

		Total Asset-Backed Securities (Cost $123,900,191)	124,830,860	8.9

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 0.1%
		Financials: 0.1%
78,000	P	Wells Fargo & Co.	1,838,460	0.1

		Total Preferred Stock (Cost $1,950,000)	1,838,460	0.1

		Total Long-Term Investments (Cost $1,499,966,620)	1,504,837,375	106.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 0.8%
2,782,070	Citigroup, Inc., Repurchase Agreement dated 12/31/13, 0.02%, due 01/02/14 (Repurchase Amount $2,782,073, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.080%-11.000%, Market Value plus accrued interest $2,837,711, due 12/15/15-08/15/53)	2,782,070	0.2
2,782,070	Deutsche Bank AG, Repurchase Agreement dated 12/31/13, 0.03%, due 01/02/14 (Repurchase Amount $2,782,075, collateralized by various U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,837,712, due 01/24/14-02/01/47)	2,782,070	0.2

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
2,782,070	Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/31/13, 0.01%, due 01/02/14 (Repurchase Amount $2,782,072, collateralized by various U.S. Government Agency Obligations, 1.364%-7.000%, Market Value plus accrued interest $2,837,711, due 06/01/17-09/01/44)	$2,782,070	0.2
2,782,070	Nomura Securities, Repurchase Agreement dated 12/31/13, 0.02%, due 01/02/14 (Repurchase Amount $2,782,073, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,837,717, due 03/28/14-04/15/30)	2,782,070	0.2
585,178	Royal Bank of Canada, Repurchase Agreement dated 12/31/13, 0.00%, due 01/02/14 (Repurchase Amount $585,178, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $596,882, due 01/23/14-08/15/23)	585,178	0.0
		11,713,458	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
18,178,414	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $18,178,414)	18,178,414	1.3

	Total Short-Term Investments (Cost $29,891,872)	29,891,872	2.1

	Total Investments in Securities (Cost $1,529,858,492)	$1,534,729,247	109.0
	Liabilities in Excess of Other Assets	(126,765,578)	(9.0)
	Net Assets	$1,407,963,669	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of December 31, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

&	Payment-in-kind

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at December 31, 2013.

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

ˆˆ	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real

DKK	Danish Krone

Cost for federal income tax purposes is $1,530,411,086.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$27,814,416
Gross Unrealized Depreciation	(23,496,255)
Net Unrealized Appreciation	$4,318,161

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Preferred Stock	$1,838,460	$—	$—	$1,838,460
Corporate Bonds/Notes	—	476,020,186	—	476,020,186
Collateralized Mortgage Obligations	—	217,004,505	—	217,004,505
Short-Term Investments	18,178,414	11,713,458	—	29,891,872
U.S. Government Agency Obligations	—	321,215,309	—	321,215,309
U.S. Treasury Obligations	—	304,248,315	—	304,248,315
Asset-Backed Securities	—	117,267,110	7,563,750	124,830,860
Foreign Government Bonds	—	59,679,740	—	59,679,740
Total Investments, at fair value	$20,016,874	$1,507,148,623	$7,563,750	$1,534,729,247
Other Financial Instruments+
Forward Foreign Currency Contracts	—	123,041	—	123,041
Futures	1,068,733	—	—	1,068,733
OTC Swaps	—	377,214	—	377,214
Total Assets	$21,085,607	$1,507,648,878	$7,563,750	$1,536,298,235
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(131,453)	$—	$(131,453)
Futures	(402,771)	—	—	(402,771)
OTC Swaps	—	(2,666,065)	—	(2,666,065)
Total Liabilities	$(402,771)	$(2,797,518)	$—	$(3,200,289)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2013, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	389,439	Buy	02/07/14	$529,273	$535,746	$6,473
Barclays Bank PLC	Russian Ruble	10,633,913	Buy	03/07/14	316,058	320,324	4,266
Credit Suisse Group AG	Chinese Offshore Yuan	17,971,638	Buy	01/14/14	2,854,000	2,966,302	112,302
							$123,041
Citigroup, Inc.	South African Rand	6,920,236	Sell	03/07/14	$652,822	$653,677	$(855)
Deutsche Bank AG	Chinese Offshore Yuan	17,971,638	Sell	01/14/14	2,851,057	2,966,302	(115,245)
Goldman Sachs Co.	Brazilian Real	3,628,124	Sell	03/07/14	1,498,420	1,513,773	(15,353)
							$(131,453)

ING Intermediate Bond Fund Open Futures Contracts on December 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	323	03/31/14	$70,999,437	$(104,229)
U.S. Treasury Ultra Long Bond	132	03/20/14	17,985,000	(298,542)
			$88,984,437	$(402,771)
Short Contracts
U.S. Treasury 10-Year Note	(157)	03/20/14	(19,318,360)	370,118
U.S. Treasury 5-Year Note	(398)	03/31/14	(47,486,375)	620,872
U.S. Treasury Long Bond	(34)	03/31/14	(4,362,625)	77,743
			$(71,167,360)	$1,068,733

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

ING Intermediate Bond Fund Over-the-Counter Credit Default Swap Agreements Outstanding on December 31, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19	Buy	(5.000)	06/20/18	USD 18,276,000	$(1,600,901)	$(1,401,952)	$(198,949)
Deutsche Bank AG	CDX.EM.19	Buy	(5.000)	06/20/18	USD 5,009,000	(438,767)	(375,213)	(63,554)
HSBC	CDX.EM.19	Buy	(5.000)	06/20/18	USD 7,151,000	(626,397)	(537,645)	(88,752)
						$(2,666,065)	$(2,314,810)	$(351,255)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Bolivarian Republic of Venezuela	Buy	(5.000)	12/20/18	USD 1,386,000	312,322	217,057	95,265
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD 1,244,000	64,892	21,564	43,328
						$377,214	238,621	$138,593

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$123,041
Interest rate contracts	Futures contracts	1,068,733
Credit contracts	Credit default swaps	377,214
Total Asset Derivatives		$1,568,988

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$131,453
Interest rate contracts	Futures contracts	402,771
Credit contracts	Credit default swaps	2,666,065
Total Liability Derivatives		$3,200,289

ING INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	Totals
Assets:
Forward foreign currency contracts	$10,739	$—	$112,302	$—	$—	$—	$123,041
Credit default swap agreements	—	—		377,214	—	—	377,214
Total Assets	$10,739	$—	$112,302	$377,214	$—	$—	$500,255

Liabilities:
Forward foreign currency contracts	$—	$855		$115,245	$15,353	$—	$131,453
Credit default swap agreements	—	—		2,039,668	—	626,397	2,666,065
Total Liabilities	$—	$855	$—	$2,154,913	$15,353	$626,397	$2,797,518

Net OTC derivative instruments by counterparty, at fair value	$10,739	$(855)	$112,302	$(1,777,699)	$(15,353)	$(626,397)	(2,297,263)

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$1,650,000	$—	$560,000	$2,210,000

Net Exposure(1)	$10,739	$(855)	$112,302	$(127,699)	$(15,353)	$(66,397)	$(87,263)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 65.1%
		Basic Materials: 1.8%
489,000		Eastman Chemical Co., 2.400%, 06/01/17	$494,457	0.3
588,000		Ecolab, Inc., 1.000%, 08/09/15	590,063	0.3
500,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	533,750	0.3
401,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	403,349	0.2
325,000		Rio Tinto Finance USA Ltd., 1.875%, 11/02/15	331,581	0.2
301,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	305,872	0.2
330,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	334,348	0.2
96,000	#	Xstrata Finance Canada Ltd., 2.850%, 11/10/14	97,351	0.1
			3,090,771	1.8

		Communications: 7.2%
253,000		Amazon.com, Inc., 0.650%, 11/27/15	253,005	0.2
200,000		Amazon.com, Inc., 1.200%, 11/29/17	195,918	0.1
525,000		AT&T, Inc., 0.800%, 12/01/15	523,920	0.3
337,000		AT&T, Inc., 1.400%, 12/01/17	332,399	0.2
500,000		Cablevision Systems Corp., 8.625%, 09/15/17	583,750	0.3
750,000		Cisco Systems, Inc., 5.500%, 02/22/16	825,477	0.5
342,000		Comcast Corp., 6.300%, 11/15/17	398,493	0.2
74,000		Cox Communications, Inc., 5.450%, 12/15/14	77,352	0.1
365,000		Cox Communications, Inc., 5.500%, 10/01/15	391,949	0.2
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	490,739	0.3
235,000		Discovery Communications LLC, 3.700%, 06/01/15	244,614	0.1
500,000		DISH DBS Corp., 7.125%, 02/01/16	555,000	0.3
414,000		eBay, Inc., 1.350%, 07/15/17	411,832	0.2
600,000		Juniper Networks, Inc., 3.100%, 03/15/16	618,157	0.4
662,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	688,704	0.4
500,000		Sprint Nextel Corp., 6.000%, 12/01/16	546,875	0.3
425,000		Symantec Corp., 2.750%, 09/15/15	436,783	0.3
300,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	315,852	0.2
567,000		Thomson Reuters Corp., 0.875%, 05/23/16	563,306	0.3
313,000		Time Warner, Inc., 3.150%, 07/15/15	324,388	0.2
396,000		Verizon Communications, Inc., 2.500%, 09/15/16	409,717	0.2
1,500,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,564,967	0.9
417,000		Viacom, Inc., 1.250%, 02/27/15	419,196	0.3
395,000		Vodafone, 2.875%, 03/16/16	409,843	0.2
243,000		Vodafone Group PLC, 0.900%, 02/19/16	243,979	0.1
724,000		Walt Disney Co., 1.100%, 12/01/17	713,779	0.4
			12,539,994	7.2

		Consumer, Cyclical: 2.8%
454,000		Costco Wholesale Corp., 1.125%, 12/15/17	446,245	0.3
177,000		CVS Caremark Corp., 1.200%, 12/05/16	177,293	0.1
700,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	700,805	0.4
277,000	#	Glencore Funding LLC, 1.700%, 05/27/16	277,396	0.2
511,000		Home Depot, Inc., 5.400%, 03/01/16	560,768	0.3
500,000		Lennar Corp., 4.750%, 12/15/17	526,250	0.3
500,000		MGM Mirage, 7.500%, 06/01/16	562,500	0.3
495,000		Starbucks Corp., 0.875%, 12/05/16	492,199	0.3
280,000		Target Corp., 5.875%, 07/15/16	315,247	0.2
200,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	199,621	0.1
414,000		Walgreen Co., 1.800%, 09/15/17	417,068	0.2
205,000		Wal-Mart Stores, Inc., 0.600%, 04/11/16	204,805	0.1
			4,880,197	2.8

		Consumer, Non-cyclical: 13.8%
550,000		AbbVie, Inc., 1.200%, 11/06/15	555,843	0.3
502,000		Aetna, Inc., 1.500%, 11/15/17	494,865	0.3
455,000		Altria Group, Inc., 4.125%, 09/11/15	480,333	0.3
553,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	555,964	0.3
208,000		Archer-Daniels-Midland Co., 5.450%, 03/15/18	235,215	0.1
303,000		Baxter International, Inc., 0.950%, 06/01/16	303,128	0.2

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
329,000		Beam, Inc., 1.875%, 05/15/17	$328,595	0.2
677,000		Cigna Corp., 2.750%, 11/15/16	705,070	0.4
475,000		Coca-Cola Co., 1.800%, 09/01/16	486,693	0.3
329,000		Colgate-Palmolive Co., 1.300%, 01/15/17	328,486	0.2
600,000		ConAgra Foods, Inc., 1.300%, 01/25/16	601,312	0.4
575,000		Covidien International Finance SA, 1.350%, 05/29/15	579,419	0.3
420,000		Diageo Capital PLC, 0.625%, 04/29/16	417,906	0.3
417,000		Diageo Capital PLC, 1.500%, 05/11/17	416,282	0.3
625,000		Genentech, Inc., 4.750%, 07/15/15	664,937	0.4
500,000		HCA, Inc., 6.500%, 02/15/16	548,125	0.3
500,000		Hertz Corp., 6.750%, 04/15/19	541,250	0.3
500,000		Jarden Corp., 7.500%, 05/01/17	581,250	0.3
475,000		Kellogg Co., 1.125%, 05/15/15	478,396	0.3
202,000		Kimberly-Clark Corp., 6.125%, 08/01/17	233,104	0.1
450,000		Kraft Foods Group, Inc., 1.625%, 06/04/15	455,876	0.3
204,000		Kroger Co/The, 6.400%, 08/15/17	233,833	0.1
304,000		Lorillard Tobacco Co., 3.500%, 08/04/16	320,060	0.2
664,000		McKesson Corp., 0.950%, 12/04/15	663,888	0.4
500,000		Medtronic, Inc., 3.000%, 03/15/15	516,042	0.3
625,000		Merck & Co., Inc., 0.700%, 05/18/16	624,233	0.4
200,000		Molson Coors Brewing Co., 2.000%, 05/01/17	200,816	0.1
386,000	#	Mylan, Inc., 6.000%, 11/15/18	411,367	0.2
547,000		Novartis Capital Corp., 2.900%, 04/24/15	565,418	0.3
200,000		PepsiCo, Inc., 0.700%, 02/26/16	199,057	0.1
747,000		PepsiCo, Inc., 0.700%, 08/13/15	748,090	0.4
420,000		PepsiCo, Inc., 1.250%, 08/13/17	415,697	0.2
323,000	#	Perrigo Co. Plc, 1.300%, 11/08/16	322,080	0.2
784,000		Pfizer, Inc., 5.350%, 03/15/15	828,660	0.5
671,000		Philip Morris International, Inc., 2.500%, 05/16/16	696,717	0.4
658,000		Procter & Gamble Co., 1.450%, 08/15/16	667,984	0.4
523,000		Reynolds American, Inc., 1.050%, 10/30/15	524,900	0.3
500,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 04/15/19	535,000	0.3
408,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	412,996	0.2
550,000		Sanofi, 1.250%, 04/10/18	535,785	0.3
500,000	L	Smithfield Foods, Inc., 7.750%, 07/01/17	588,750	0.3
575,000		St. Jude Medical, Inc., 2.500%, 01/15/16	590,061	0.4
500,000		Tenet Healthcare Corp., 6.250%, 11/01/18	555,625	0.3
671,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	673,984	0.4
500,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	535,000	0.3
316,000		Ventas Realty L.P., 1.550%, 09/26/16	318,432	0.2
519,000		WellPoint, Inc., 5.250%, 01/15/16	561,399	0.3
359,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	359,764	0.2
300,000		Zoetis, Inc., 1.150%, 02/01/16	300,478	0.2
			23,898,165	13.8

		Energy: 4.7%
541,000		BP Capital Markets PLC, 0.700%, 11/06/15	542,595	0.3
200,000		BP Capital Markets PLC, 2.248%, 11/01/16	207,099	0.1
467,000		Cameron International Corp., 1.600%, 04/30/15	470,007	0.3
248,000		Canadian Natural Resources Ltd., 1.450%, 11/14/14	250,058	0.1
500,000		Chesapeake Energy Corp., 3.250%, 03/15/16	506,250	0.3
420,000		Chevron Corp., 1.104%, 12/05/17	410,968	0.2
500,000		CNOOC Finance 2013 Ltd., 1.125%, 05/09/16	498,415	0.3
236,000		ConocoPhillips, 4.600%, 01/15/15	246,063	0.1
282,000		ConocoPhillips, 5.200%, 05/15/18	318,378	0.2
358,000		Enterprise Products Operating, LLC, 1.250%, 08/13/15	360,522	0.2
500,000		Marathon Oil Corp., 0.900%, 11/01/15	500,643	0.3
302,000		Petrobras Global Finance BV, 2.000%, 05/20/16	302,516	0.2

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
123,000		Petrobras International Finance Co., 2.875%, 02/06/15	$125,153	0.1
200,000		Phillips 66, 1.950%, 03/05/15	202,845	0.1
666,000		Shell International Finance BV, 3.100%, 06/28/15	691,416	0.4
201,000		Statoil ASA, 1.950%, 11/08/18	199,407	0.1
500,000		Tesoro Corp., 4.250%, 10/01/17	523,750	0.3
500,000		TNK-BP Finance SA, 6.625%, 03/20/17	555,000	0.3
421,000		Total Capital International SA, 0.750%, 01/25/16	420,390	0.2
250,000		Total Capital International SA, 1.550%, 06/28/17	250,168	0.2
600,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	598,766	0.4
			8,180,409	4.7

		Financial: 27.7%
450,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	453,652	0.3
280,000		ACE INA Holdings, Inc., 5.700%, 02/15/17	314,100	0.2
500,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	557,500	0.3
500,000		Ally Financial, Inc., 5.500%, 02/15/17	543,750	0.3
199,000		American Express Credit Corp., 1.750%, 06/12/15	202,283	0.1
286,000		American Express Credit Corp., 2.800%, 09/19/16	299,010	0.2
417,000	#	American Honda Finance Corp., 1.000%, 08/11/15	418,801	0.2
740,000		American International Group, Inc., 5.600%, 10/18/16	825,153	0.5
600,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	599,608	0.3
500,000	L	Banco BTG Pactual SA/Cayman Islands, 4.875%, 07/08/16	516,750	0.3
500,000		Bancolombia SA, 4.250%, 01/12/16	521,250	0.3
600,000		Bank of America Corp., 1.250%, 01/11/16	602,969	0.3
1,076,000		Bank of America Corp., 1.500%, 10/09/15	1,087,308	0.6
660,000		Bank of America Corp., 3.750%, 07/12/16	702,036	0.4
675,000		Bank of Montreal, 0.800%, 11/06/15	678,970	0.4
234,000		Bank of New York Mellon Corp., 1.200%, 02/20/15	235,859	0.1
675,000		Bank of Nova Scotia, 0.750%, 10/09/15	677,502	0.4
320,000		Bank of Nova Scotia, 2.550%, 01/12/17	332,006	0.2
425,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 1.550%, 09/09/16	429,227	0.2
870,000		Barclays Bank PLC, 5.000%, 09/22/16	958,370	0.6
900,000		BB&T Corp., 1.600%, 08/15/17	892,386	0.5
210,000		BB&T Corp., 5.200%, 12/23/15	227,014	0.1
500,000	#	BBVA Banco Continental SA, 2.250%, 07/29/16	500,000	0.3
481,000		BBVA, 4.664%, 10/09/15	505,880	0.3
819,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	849,159	0.5
330,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	333,329	0.2
200,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	205,132	0.1
336,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	337,987	0.2
470,000		Charles Schwab Corp., 0.850%, 12/04/15	471,531	0.3
500,000		CIT Group, Inc., 5.000%, 05/15/17	536,250	0.3
524,000		Citigroup, Inc., 1.250%, 01/15/16	525,974	0.3
544,000		Citigroup, Inc., 1.300%, 04/01/16	545,534	0.3
315,000		Citigroup, Inc., 1.700%, 07/25/16	318,146	0.2
698,000		Citigroup, Inc., 2.650%, 03/02/15	712,362	0.4
600,000		Citigroup, Inc., 5.500%, 02/15/17	661,358	0.4
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 03/19/18	247,039	0.1
359,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	368,415	0.2
744,000		Credit Suisse/New York NY, 3.500%, 03/23/15	770,520	0.4
474,000		Deutsche Bank AG/London, 3.250%, 01/11/16	495,958	0.3

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	$491,342	0.3
781,000		Fifth Third Bancorp., 3.625%, 01/25/16	820,876	0.5
200,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	202,392	0.1
600,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	615,712	0.4
605,000		General Electric Capital Corp., 1.000%, 12/11/15	610,139	0.4
300,000		General Electric Capital Corp., 3.750%, 11/14/14	309,043	0.2
920,000		General Electric Capital Corp., 4.875%, 03/04/15	966,659	0.6
499,000		Goldman Sachs Group, Inc./The, 1.600%, 11/23/15	504,598	0.3
250,000		Goldman Sachs Group, Inc., 0.641%, 07/22/15	249,522	0.1
762,000		Goldman Sachs Group, Inc., 0.744%, 01/12/15	761,733	0.4
391,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	410,532	0.2
500,000		HCP, Inc., 3.750%, 02/01/16	525,638	0.3
252,000		Health Care REIT, Inc., 2.250%, 03/15/18	249,274	0.1
312,000		Health Care REIT, Inc., 3.625%, 03/15/16	327,037	0.2
426,000	#	HSBC Bank PLC, 1.500%, 05/15/18	416,211	0.2
580,000		HSBC USA, Inc., 2.375%, 02/13/15	591,976	0.3
325,000		Huntington National Bank/The, 1.350%, 08/02/16	325,063	0.2
180,000	#	Hyundai Capital America, 1.625%, 10/02/15	180,979	0.1
300,000	#	Hyundai Capital America, 1.875%, 08/09/16	301,257	0.2
541,000	#	International Lease Finance Corp., 6.500%, 09/01/14	561,287	0.3
200,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	203,902	0.1
442,000		JPMorgan Chase & Co., 1.625%, 05/15/18	433,050	0.3
975,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,022,723	0.6
866,000		JPMorgan Chase & Co., 3.700%, 01/20/15	893,253	0.5
313,000		KeyCorp, 2.300%, 12/13/18	310,923	0.2
500,000		Manufacturers & Traders Trust Co., 1.450%, 03/07/18	486,617	0.3
312,000	#	MassMutual Global Funding II, 3.125%, 04/14/16	326,749	0.2
470,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	475,453	0.3
419,000		MetLife, Inc., 1.756%, 12/15/17	414,768	0.2
245,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	248,773	0.1
142,000		Morgan Stanley, 1.750%, 02/25/16	143,974	0.1
545,000		Morgan Stanley, 2.125%, 04/25/18	540,597	0.3
250,000		Morgan Stanley, 5.450%, 01/09/17	277,355	0.2
275,000		Morgan Stanley, 6.000%, 04/28/15	292,978	0.2
535,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	543,743	0.3
300,000	#	National Australia Bank Ltd., 1.250%, 03/08/18	292,220	0.2
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	497,771	0.3
315,000		PNC Funding Corp., 2.700%, 09/19/16	328,751	0.2
550,000		PNC Funding Corp., 5.625%, 02/01/17	610,736	0.4
332,000		Principal Financial Group, Inc., 1.850%, 11/15/17	329,270	0.2
650,000		Prudential Financial, Inc., 3.875%, 01/14/15	672,118	0.4
418,000		Realty Income Corp., 2.000%, 01/31/18	409,586	0.2
450,000		Regions Financial Corp., 5.750%, 06/15/15	479,654	0.3
68,000		Regions Financial Corp., 7.750%, 11/10/14	71,759	0.0
625,000		Royal Bank of Canada, 0.850%, 03/08/16	624,431	0.4
600,000		Royal Bank of Canada, 1.500%, 01/16/18	588,589	0.3
425,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	434,854	0.3
613,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	633,281	0.4
311,000		Simon Property Group L.P., 4.200%, 02/01/15	320,209	0.2
400,000		SLM Corp., 3.875%, 09/10/15	415,500	0.2
303,000		State Street Corp., 1.350%, 05/15/18	293,407	0.2
545,000		State Street Corp., 2.875%, 03/07/16	567,409	0.3
680,000		Sumitomo Mitsui Banking Corp., 1.500%, 01/18/18	661,360	0.4
500,000		SunTrust Bank/Atlanta GA, 0.528%, 08/24/15	496,076	0.3
330,000		SunTrust Bank/Atlanta GA, 0.547%, 04/01/15	328,470	0.2

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
210,000		UBS AG, 5.875%, 07/15/16	$233,630	0.1
250,000		US Bancorp, 2.200%, 11/15/16	258,330	0.2
250,000		Wachovia Bank NA, 4.800%, 11/01/14	259,337	0.2
422,000		Wells Fargo & Co., 1.500%, 01/16/18	419,493	0.2
644,000		Wells Fargo & Co., 2.100%, 05/08/17	656,295	0.4
270,000		Westpac Banking Corp., 1.125%, 09/25/15	273,045	0.2
200,000		Westpac Banking Corp., 2.000%, 08/14/17	201,288	0.1
			47,853,075	27.7

		Financials: 0.2%
300,000		John Deere Capital Corp., 0.750%, 01/22/16	299,377	0.2

		Industrial: 2.5%
419,000		3M Co., 1.000%, 06/26/17	414,009	0.2
500,000	#	Aviation Capital Group Corp., 3.875%, 09/27/16	516,743	0.3
587,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	587,978	0.3
250,000		Caterpillar Financial Services Corp., 0.700%, 02/26/16	249,722	0.2
433,000		CSX Corp., 6.250%, 04/01/15	462,950	0.3
440,000		General Electric Co., 0.850%, 10/09/15	442,248	0.3
500,000		SPX Corp., 6.875%, 09/01/17	567,500	0.3
322,000		Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	329,489	0.2
279,000		United Parcel Service, Inc., 1.125%, 10/01/17	274,975	0.2
400,000		Waste Management, Inc., 2.600%, 09/01/16	413,106	0.2
			4,258,720	2.5

		Technology: 2.1%
473,000		Apple Inc., 1.000%, 05/03/18	457,625	0.2
127,000		Computer Sciences Corp., 2.500%, 09/15/15	129,685	0.1
450,000		International Business Machines Corp., 1.950%, 07/22/16	462,563	0.3
474,000		Intel Corp., 1.350%, 12/15/17	468,714	0.3
250,000		Intel Corp., 1.950%, 10/01/16	257,153	0.1
500,000	L	Microsoft Corp., 1.000%, 05/01/18	488,063	0.3
375,000		NetApp Inc., 2.000%, 12/15/17	373,264	0.2
550,000		Oracle Corp., 1.200%, 10/15/17	541,499	0.3
2,000		Texas Instruments, Inc., 0.450%, 08/03/15	1,999	0.0
179,000		Xerox Corp., 2.950%, 03/15/17	183,835	0.1
300,000		Xerox Corp., 4.250%, 02/15/15	311,314	0.2
			3,675,714	2.1

		Utilities: 2.3%
600,000		Dominion Resources, Inc./VA, 1.400%, 09/15/17	589,480	0.3
200,000		Dominion Resources, Inc., 2.250%, 09/01/15	205,047	0.1
100,000		Entergy Louisiana, LLC, 1.875%, 12/15/14	101,353	0.1
581,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	584,182	0.3
690,000		Georgia Power Co., 0.625%, 11/15/15	689,823	0.4
362,000		Georgia Power Co., 0.750%, 08/10/15	362,813	0.2
400,000		Georgia Power Co., 3.000%, 04/15/16	417,159	0.3
323,000		Progress Energy, Inc., 5.625%, 01/15/16	351,745	0.2
252,000		PSEG Power, LLC, 2.750%, 09/15/16	261,102	0.2
400,000		Xcel Energy, Inc., 0.750%, 05/09/16	396,832	0.2
			3,959,536	2.3

		Total Corporate Bonds/Notes (Cost $112,556,051)	112,635,958	65.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.5%
468,000	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	480,878	0.3
520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.338%, 07/10/43	539,536	0.3
640,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.783%, 11/10/38	679,153	0.4
617,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	627,662	0.4
584,194		Bear Stearns Commercial Mortgage Securities Trust 2003-TOP12, 4.730%, 08/13/39	589,319	0.3

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
590,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.074%, 02/13/42	$611,668	0.4
195,817		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 5.957%, 06/11/50	202,843	0.1
644,015		CD 2007-CD4 Commercial Mortgage Trust, 5.289%, 12/11/49	694,255	0.4
334,436		COMM 2013-CCRE7 Mortgage Trust, 0.716%, 03/10/46	332,771	0.2
250,000	#	Commercial Mortgage Trust 2004-GG1, 5.706%, 06/10/36	255,027	0.1
67,135		Commercial Mortgage Trust, 4.619%, 08/10/42	67,534	0.0
37,334		Commercial Mortgage Trust, 5.205%, 12/11/49	37,345	0.0
153,386		Commercial Mortgage Trust, 5.308%, 12/15/39	153,296	0.1
220,000		Commercial Mortgage Trust 2007-GG9, 5.447%, 03/10/39	223,427	0.1
557,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	579,542	0.3
31,566	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	31,657	0.0
45,000	#	CSMC Series 2009-RR3, 5.342%, 12/15/43	48,866	0.0
100,000	#	Del Coronado Trust, 4.000%, 03/15/26	99,600	0.1
560,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	582,523	0.3
151,370		GE Capital Commercial Mortgage Corp., 5.311%, 11/10/45	151,811	0.1
282,562		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	289,078	0.2
37,991		GS Mortgage Securities Corp. II, 5.506%, 04/10/38	38,039	0.0
270,000	#	Hilton USA Trust 2013-HLT, 2.662%, 11/05/30	267,952	0.2
250,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 1.567%, 10/15/30	250,719	0.1
71,104	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	71,316	0.0
130,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 01/15/42	$133,521	0.1
68,252		JP Morgan Chase Commercial Mortgage Securities Corp., 5.791%, 06/15/49	68,836	0.0
120,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.790%, 02/15/51	121,685	0.1
86,392		JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CIBC13, 5.244%, 01/12/43	87,872	0.1
310,000	#	LB-UBS Commercial Mortgage Trust 2002-C4, 5.914%, 10/15/35	315,265	0.2
280,000		LB-UBS Commercial Mortgage Trust 2004-C4, 5.494%, 06/15/36	284,818	0.2
1,210,000		LB-UBS Commercial Mortgage Trust 2005-C5, 5.127%, 09/15/40	1,267,886	0.7
299,878		LB-UBS Commercial Mortgage Trust 2006-C7, 5.300%, 11/15/38	311,470	0.2
420,000	#	LB-UBS Commercial Mortgage Trust, 5.237%, 10/15/36	428,839	0.3
202,061		ML-CFC Commercial Mortgage Trust 2007-9, 5.644%, 09/12/49	205,762	0.1
319,236		Morgan Stanley Capital I Trust 2005-HQ6, 4.973%, 08/13/42	324,157	0.2
1,250,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.172%, 08/13/42	1,267,585	0.7
236,474		Morgan Stanley Capital I Trust 2006-TOP21, 5.185%, 10/12/52	239,118	0.1
257,817		Morgan Stanley Capital I Trust 2007-HQ12, 5.597%, 04/12/49	261,822	0.2
350,000		Morgan Stanley Capital I, 5.152%, 08/13/42	360,027	0.2
25,559		Morgan Stanley Capital I, 5.184%, 11/14/42	25,547	0.0
122,050	#	NorthStar 2012-1 Mortgage Trust, 1.365%, 08/25/29	122,156	0.1
800,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	873,777	0.5
694,108		TIAA Seasoned Commercial Mortgage Trust, 5.565%, 08/15/39	734,041	0.4
430,000	#	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, 5.627%, 08/15/41	436,157	0.3

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
360,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.396%, 03/15/42	$369,556	0.2
220,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.724%, 05/15/43	240,789	0.1
116,194		Wachovia Bank Commercial Mortgage Trust, 5.246%, 12/15/43	117,154	0.1

		Total Collateralized Mortgage Obligations (Cost $16,573,728)	16,503,657	9.5

FOREIGN GOVERNMENT BONDS: 0.3%
500,000		Petrobras International Finance Co.—Pifco, 3.500%, 02/06/17	505,656	0.3

		Total Foreign Government Bonds (Cost $516,217)	505,656	0.3

ASSET-BACKED SECURITIES: 12.1%
		Automobile Asset-Backed Securities: 2.9%
389,000		Capital Auto Receivables Asset Trust 2013-1, 0.790%, 06/20/17	388,683	0.2
340,000		Capital Auto Receivables Asset Trust 2013-3, 1.310%, 12/20/17	341,632	0.2
326,000		CarMax Auto Owner Trust, 0.890%, 08/17/18	324,172	0.2
280,000		Fifth Third Auto 2013-1, 1.300%, 02/18/20	281,111	0.2
226,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	226,573	0.1
481,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	481,428	0.3
768,000		Hyundai Auto Receivables Trust, 0.750%, 09/17/18	763,718	0.4
202,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	202,033	0.1
650,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	652,347	0.4
700,000		SMART Trust, 1.050%, 10/14/18	695,725	0.4
89,410		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	89,592	0.1
527,000		World Omni Auto Receivables Trust 2013-A, 0.870%, 07/15/19	521,487	0.3
			4,968,501	2.9

		Credit Card Asset-Backed Securities: 1.7%
761,000		Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	829,390	0.5
786,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	896,591	0.5
582,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	667,141	0.4
200,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	199,934	0.1
418,000		Dryrock Issuance Trust, 0.640%, 08/15/18	417,039	0.2
			3,010,095	1.7

		Home Equity Asset-Backed Securities: 0.2%
320,216		Chase Funding Loan Acquisition Trust Series 2003-C2, 4.750%, 12/25/19	330,467	0.2

		Other Asset-Backed Securities: 7.3%
245,530	#	Aimco CDO, 0.492%, 10/20/19	242,401	0.1
500,000	#	Apidos CDO II, 1.038%, 12/21/18	487,285	0.3
250,000	#	Ares VIR CLO Ltd., 2.142%, 03/12/18	248,222	0.2
176,019	#	Ares VR CLO Ltd., 2.138%, 02/24/18	172,802	0.1
325,000	#	Ares XII CLO Ltd., 2.238%, 11/25/20	321,925	0.2
250,000	#	Atrium III, 2.236%, 10/27/16	246,209	0.1
250,000	#	Atrium III, 6.336%, 10/27/16	243,382	0.1
500,000	#	Atrium IV, 0.992%, 06/08/19	487,130	0.3
250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.492%, 01/21/21	249,045	0.2
250,000	#	Castle Garden Funding, 0.989%, 10/27/20	246,552	0.1
300,000	#	Castle Garden Funding, 4.989%, 10/27/20	300,407	0.2
375,000	#	CIFC Funding 2006-I Ltd., 0.642%, 10/20/20	364,863	0.2
400,000	#	CIFC Funding 2006-II Ltd., 1.839%, 03/01/21	384,852	0.2
589,000		CNH Equipment Trust, 0.650%, 04/16/18	589,642	0.3
500,000	#	Dryden VIII Leveraged Loan CDO 2005, 0.958%, 05/22/17	497,413	0.3

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
207,126	#	Emporia Preferred Funding II Corp., 0.526%, 10/18/18	$206,243	0.1
575,000	#	Emporia Preferred Funding, 0.746%, 10/18/18	552,752	0.3
184,410	#	GSAMP Trust 2005-SEA2, 0.515%, 01/25/45	178,766	0.1
375,000	#	Gulf Stream—Compass CLO 2005-I Ltd., 2.141%, 05/15/17	371,237	0.2
500,000	#	Gulf Stream—Compass CLO 2005-II Ltd., 1.038%, 01/24/20	494,867	0.3
250,000	#	Gulf Stream—Compass CLO 2007-I Ltd., 2.238%, 10/28/19	246,660	0.1
250,000	#	Gulf Stream—Compass CLO 2007-I Ltd., 3.688%, 10/28/19	250,083	0.2
500,000	#	Gulf Stream—Sextant CLO 2006-1 Ltd., 0.579%, 08/21/20	493,598	0.3
300,000	#	Gulf Stream—Sextant CLO 2006-1 Ltd., 0.939%, 08/21/20	287,674	0.2
225,000	#	Gulf Stream—Sextant CLO 2006-1 Ltd., 1.839%, 08/21/20	218,648	0.1
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.688%, 08/07/21	387,294	0.2
250,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.538%, 08/07/21	245,557	0.1
250,000	#	Hewett’s Island Clo IV Ltd., 0.989%, 05/09/18	248,354	0.2
286,478	#	Katonah VI Ltd., 2.445%, 09/20/16	285,765	0.2
500,000	#	Landmark VI CDO Ltd, 0.744%, 01/14/18	484,983	0.3
250,000	#	Madison Park Funding I Ltd., 2.139%, 05/10/19	251,108	0.2
1,050,000		Madison Park Funding I Ltd., 4.989%, 05/10/19	1,050,880	0.6
300,000	#	Stanfield Bristol CLO Ltd, 0.691%, 10/15/19	296,034	0.2
250,000	#	Stanfield Veyron CLO Ltd., 1.844%, 07/15/18	238,742	0.1
530,238		Structured Asset Securities Corp. Trust 2005-AR1, 0.365%, 09/25/35	529,101	0.3
225,000	#	WhiteHorse III Ltd./Corp, 0.992%, 05/01/18	223,070	0.1
			12,623,546	7.3

		Total Asset-Backed Securities (Cost $20,894,572)	20,932,609	12.1

U.S. TREASURY OBLIGATIONS: 2.4%
		U.S. Treasury Notes: 2.4%
3,092,000		0.250%, due 12/31/15	3,083,908	1.8
315,000		0.625%, due 12/15/16	313,708	0.2
735,000		1.500%, due 12/31/18	726,358	0.4
70,000		2.125%, due 11/30/14	71,248	0.0

		Total U.S. Treasury Obligations (Cost $4,198,178)	4,195,222	2.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.3%
		Federal Home Loan Mortgage Corporation: 4.0%##
1,451,830		5.000%, due 07/15/39	1,563,320	0.9
248,399		5.500%, due 01/01/37	274,398	0.2
524,096		5.500%, due 07/01/38	585,511	0.4
1,672,894		5.500%, due 07/01/38	1,867,068	1.1
444,070		5.500%, due 08/01/38	494,601	0.3
48,879		5.500%, due 10/01/38	53,481	0.0
51,585		5.500%, due 10/01/38	56,568	0.0
1,091,768		5.500%, due 11/01/38	1,204,789	0.7
686,006		5.500%, due 02/01/39	757,770	0.4
			6,857,506	4.0

		Federal National Mortgage Association: 3.4%##
505,572		3.000%, due 12/25/39	514,497	0.3
644,764		3.000%, due 04/25/40	659,916	0.4
715,917		3.000%, due 05/25/40	727,112	0.4
630,999		4.000%, due 10/25/50	659,699	0.4
642,049		4.500%, due 10/25/40	657,405	0.4
1,063,617		5.000%, due 01/01/23	1,148,999	0.7
529,614		5.000%, due 07/01/34	578,041	0.3
775,853		6.000%, due 01/01/38	872,683	0.5
			5,818,352	3.4

		Government National Mortgage Association: 1.9%
2,998,760		5.500%, due 06/15/43	3,333,431	1.9

		Total U.S. Government Agency Obligations (Cost $15,904,721)	16,009,289	9.3

		Total Long-Term Investments (Cost $170,643,467)	170,782,391	98.7

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc(1): 1.3%
211,350	Barclays Bank PLC, Repurchase Agreement dated 12/31/13, 0.01%, due 01/02/14 (Repurchase Amount $211,350, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $215,577, due 05/15/14-08/15/43)	$211,350	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 12/31/13, 0.02%, due 01/02/14 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.080%-11.000%, Market Value plus accrued interest $1,020,000, due 12/15/15-08/15/53)	1,000,000	0.6
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/31/13, 0.01%, due 01/02/14 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.364%-7.000%, Market Value plus accrued interest $1,020,000, due 06/01/17-09/01/44)	1,000,000	0.6
		2,211,350	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
1,835,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $1,835,000)	1,835,000	1.0

	Total Short-Term Investments (Cost $4,046,350)	4,046,350	2.3

	Total Investments in Securities (Cost $174,689,817)	$174,828,741	101.0
	Liabilities in Excess of Other Assets	(1,816,051)	(1.0)
	Net Assets	$173,012,690	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of December 31, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at December 31, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $174,690,916.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$806,729
Gross Unrealized Depreciation	(668,904)
Net Unrealized Appreciation	$137,825

ING SHORT TERM BOND FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$112,635,958	$—	$112,635,958
Collateralized Mortgage Obligations	—	16,503,657	—	16,503,657
Short-Term Investments	1,835,000	2,211,350	—	4,046,350
Foreign Government Bonds	—	505,656	—	505,656
U.S. Treasury Obligations	—	4,195,222	—	4,195,222
Asset-Backed Securities	—	20,932,609	—	20,932,609
U.S. Government Agency Obligations	—	16,009,289	—	16,009,289
Total Investments, at fair value	$1,835,000	$172,993,741	$—	$174,828,741
Other Financial Instruments+
Futures	447,853	—	—	447,853
Total Assets	$2,282,853	$172,993,741	$—	$175,276,594
Liabilities Table
Other Financial Instruments+
Futures	$(137,921)	$—	$—	$(137,921)
Total Liabilities	$(137,921)	$—	$—	$(137,921)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

ING Short Term Bond Fund Open Futures Contracts on December 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	172	03/31/14	$37,807,750	$(69,930)
U.S. Treasury 5-Year Note	14	03/31/14	1,670,375	(1,676)
U.S. Treasury Long Bond	27	03/31/14	3,464,437	(66,315)
			$42,942,562	$(137,921)
Short Contracts
U.S. Treasury 10-Year Note	(188)	03/20/14	(23,132,813)	447,853
			$(23,132,813)	$447,853

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Interest rate contracts	Futures contracts	$447,853
Total Asset Derivatives		$447,853

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$137,921
Total Liability Derivatives		$137,921

ING STRATEGIC INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

INVESTMENT COMPANIES: 82.4%
		Affiliated Investment Companies: 82.4%
14,255		ING Emerging Markets Corporate Debt Fund — Class P	$137,278	2.6
39,943		ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	369,077	7.1
14,243		ING Emerging Markets Local Currency Debt Fund — Class P	124,202	2.4
191,284		ING Floating Rate Fund — Class P	1,956,834	37.7
202,621		ING High Yield Bond Fund — Class P	1,691,888	32.6

		Total Investment Companies (Cost $4,307,825)	4,279,279	82.4

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
10,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.338%, 07/10/43	10,293	0.2
40,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	40,272	0.8
10,000		Credit Suisse First Boston Mortgage Securities Corp., 5.570%, 05/15/36	11,383	0.2
10,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.815%, 08/10/38	9,951	0.2
1,000,000	#, ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.360%, 12/15/47	26,924	0.5
10,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	10,412	0.2
10,000		LB-UBS Commercial Mortgage Trust 2004-C6, 5.206%, 08/15/36	9,886	0.2
10,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	10,364	0.2
10,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	9,989	0.2
98,885	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, 1.510%, 12/15/48	7,025	0.1
10,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	9,993	0.2
16,177		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	14,255	0.3

		Total Collateralized Mortgage Obligations (Cost $170,270)	170,747	3.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.3%
		Federal Home Loan Mortgage Corporation: 5.8%##
1,888,713	ˆ	6.500%, due 06/15/32	299,663	5.8

		Federal National Mortgage Association: 4.9%##
1,111,188	ˆ	4.500%, due 10/25/41	222,188	4.3
31,476		5.500%, due 10/01/39	34,731	0.6
			256,919	4.9

		Government National Mortgage Association: 0.6%
178,861	ˆ	3.500%, due 10/20/41	32,728	0.6

		Total U.S. Government Agency Obligations (Cost $556,671)	589,310	11.3

U.S. TREASURY OBLIGATIONS: 1.3%
		U.S. Treasury Bonds: 1.3%
69,000		3.625%, due 08/15/43	64,909	1.3

		U.S. Treasury Notes: 0.0%
2,000		2.750%, due 11/15/23	1,953	0.0

		Total U.S. Treasury Obligations (Cost $67,466)	66,862	1.3

		Total Long-Term Investments (Cost $5,102,232)	5,106,198	98.3

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
9,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $9,000)	9,000	0.2

		Total Short-Term Investments (Cost $9,000)	9,000	0.2

ING STRATEGIC INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

	Total Investments in Securities (Cost $5,111,232)	$5,115,198	98.5
	Assets in Excess of Other Liabilities	77,531	1.5
	Net Assets	$5,192,729	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of December 31, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $5,112,710.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$52,958
Gross Unrealized Depreciation	(50,470)
Net Unrealized Appreciation	$2,488

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2013
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$170,747	$—	$170,747
Investment Companies	4,279,279	—	—	4,279,279
U.S. Treasury Obligations	—	66,862	—	66,862
Short-Term Investments	9,000	—	—	9,000
U.S. Government Agency Obligations	—	589,310	—	589,310
Total Investments, at fair value	$4,288,279	$826,919	$—	$5,115,198
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,460	—	1,460
Futures	9,495	—	—	9,495
OTC Swaps	—	25,373	—	25,373
Total Assets	$4,297,774	$853,752	$—	$5,151,526
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,828)	$—	$(2,828)
Futures	(15,494)	—	—	(15,494)
Total Liabilities	$(15,494)	$(2,828)	$—	$(18,322)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

ING STRATEGIC INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended December 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 3/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 12/31/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class P	$644,257	$11,986	$(500,418)	$(18,547)	$137,278	$9,510	$(418)	$2,476
ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	252,438	260,914	(134,002)	(10,273)	369,077	11,043	(9,003)	4,872
ING Emerging Markets Local Currency Debt Fund — Class P	903,545	11,721	(761,278)	(29,786)	124,202	8,716	(48,277)	3,005
ING Floating Rate Fund — Class I	1,026,584	517,888	(1,536,533)	(7,939)	—	21,538	(102)	—
ING Floating Rate Fund — Class P	—	1,956,378	—	456	1,956,834	41,293	(1)	—
ING High Yield Bond Fund — Class I	1,311,371	268,781	(1,545,126)	(35,026)	—	24,181	28,883	—
ING High Yield Bond Fund — Class P	—	1,872,256	(198,561)	18,193	1,691,888	50,277	1,439	—
	$4,138,195	$4,899,924	$(4,675,918)	$(82,922)	$4,279,279	$166,558	$(27,479)	$10,353

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2013, the following forward foreign currency contracts were outstanding for the ING Strategic Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Indonesian Rupiah	85,365,000	Buy	02/07/14	$7,000	$6,940	$(60)
Barclays Bank PLC	Brazilian Real	28,566	Buy	03/07/14	12,000	11,919	(81)
Barclays Bank PLC	Chilean Peso	521,050	Buy	03/07/14	975	984	9
Barclays Bank PLC	Colombian Peso	7,774,560	Buy	03/07/14	4,000	4,015	15
Citigroup, Inc.	Mexican Peso	130,271	Buy	03/07/14	10,000	9,927	(73)
Citigroup, Inc.	South African Rand	125,266	Buy	03/07/14	12,000	11,832	(168)
Credit Suisse Group AG	Hungarian Forint	1,548,576	Buy	03/07/14	7,000	7,141	141
Credit Suisse Group AG	Turkish Lira	24,845	Buy	03/07/14	12,000	11,406	(594)
Deutsche Bank AG	Polish Zloty	48,963	Buy	03/07/14	16,000	16,144	144
							$(667)
Barclays Bank PLC	Malaysian Ringgit	56,177	Sell	02/07/14	$17,000	$17,115	$(115)
Barclays Bank PLC	Russian Ruble	396,806	Sell	03/07/14	12,000	11,953	47
Barclays Bank PLC	Hungarian Forint	3,303,678	Sell	03/07/14	14,749	15,235	(486)
Barclays Bank PLC	Chilean Peso	521,050	Sell	03/07/14	965	985	(20)
Barclays Bank PLC	Mexican Peso	335,988	Sell	03/07/14	25,244	25,602	(358)
Citigroup, Inc.	Turkish Lira	50,531	Sell	03/07/14	24,249	23,198	1,051
Citigroup, Inc.	South African Rand	255,265	Sell	03/07/14	24,080	24,112	(32)
Credit Suisse Group AG	Peruvian Nuevo Sol	11,248	Sell	03/07/14	3,941	3,982	(41)
Deutsche Bank AG	Indonesian Rupiah	194,905,000	Sell	02/07/14	15,898	15,845	53
Deutsche Bank AG	Polish Zloty	80,565	Sell	03/07/14	26,111	26,564	(453)
Deutsche Bank AG	Colombian Peso	15,400,000	Sell	03/07/14	7,856	7,953	(97)
Goldman Sachs Co.	Brazilian Real	59,176	Sell	03/07/14	24,440	24,690	(250)
							$(701)

ING Strategic Income Fund Open Futures Contracts on December 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	12	03/20/14	$1,476,563	$(9,639)
U.S. Treasury Long Bond	4	03/31/14	513,250	(5,855)
			$1,989,813	$(15,494)
Short Contracts
U.S. Treasury 2-Year Note	(9)	03/31/14	(1,978,313)	2,165
U.S. Treasury 5-Year Note	(5)	03/31/14	(596,562)	5,034
U.S. Treasury Ultra Long Bond	(1)	03/20/14	(136,250)	2,296
			$(2,711,125)	$9,495

ING STRATEGIC INCOME FUND	PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited) (Continued)

ING Strategic Income Fund Over-the-Counter Credit Default Swap Agreements Outstanding on December 31, 2013:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.20	Sell	5.000	12/20/18	USD 250,000	$25,373	$26,250	$(877)
						$25,373	$26,250	$(877)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$1,460
Interest rate contracts	Futures contracts	9,495
Credit contracts	Credit default swaps	25,373
Total Asset Derivatives		$36,328

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,828
Interest rate contracts	Futures contracts	15,494
Total Liability Derivatives		$18,322

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	Totals
Assets:
Forward foreign currency contracts	$71	$1,051	$141	$197	$—	$1,460
Credit default swap agreements	—	—		25,373	—	25,373
Total Assets	$71	$1,051	$141	$25,570	$—	$26,833

Liabilities:
Forward foreign currency contracts	$1,120	$273	$635	$550	$250	$2,828
Total Liabilities	$1,120	$273	$635	$550	$250	$2,828

Net OTC derivative instruments by counterparty, at fair value	$(1,049)	$778	$(494)	$25,020	$(250)	24,005

Total collateral pledged by the Fund/(Received from counterparty)		$—			$—	$—

Net Exposure(1)	$(1,049)	$778	$(494)	$25,020	$(250)	$24,005

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

ING Funds Trust

By

/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:      February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:      February 21, 2014

By

/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:      February 21, 2014,